As filed with the Securities and Exchange Commission on April 28, 2020

Registration No. 33-6486

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 59	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 60

MUTUAL OF AMERICA INVESTMENT CORPORATION

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1600

James J. Roth, Chairman, President & CEO

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Executive Vice President, Deputy General Counsel and Corporate Secretary

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2020 pursuant to paragraph (a)(2) of Rule 485.

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 Park Avenue, New York, New York 10022-6839

Mutual of America Investment Corporation (the “Investment Company”) is a mutual fund. It currently has these twenty-nine Funds:

•	Equity Index Fund

•	All America Fund

•	Small Cap Value Fund

•	Small Cap Growth Fund

•	Small Cap Equity Index Fund

•	Mid Cap Value Fund

•	Mid-Cap Equity Index Fund

•	Composite Fund

•	International Fund

•	Catholic Values Index Fund

•	Money Market Fund

•	Mid-Term Bond Fund

•	Bond Fund
•	Retirement Funds:

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund

2065 Retirement Fund

•	Allocation Funds:

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up for the eDocuments program. (Find out more at mutualofamerica.com or call 1-800-468-3785).

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by writing to us at Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all funds held with us.

The Funds serve as investment vehicles for account balances under variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life Insurance Company (the “Insurance Company”). Additionally, certain of the Funds serve as investment vehicles for account balances under certain variable accumulation annuity contracts and variable life insurance policies, issued by a former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). Separate accounts of the Insurance Company and Wilton Re purchase Fund shares (the “Separate Accounts”). Together, the Insurance Company and Wilton Re may be referred to as the “Insurance Companies.” Effective on or after May 1, 2020, the Funds will also be offered to retirement plans through financial intermediaries.

This Prospectus has information a contractholder or policyowner should know before making allocations or transfers to the Funds or to the separate account subaccounts that invest in shares of the Funds. You should read this Prospectus carefully and keep it for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated May 1, 2020

You May Obtain More Information	Back cover

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Equity Index Fund	May 1, 2020

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P 500® Index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.13%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$13	$42	$74	$168

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 3.01% of the average value of its portfolio.

Principal Investment Strategies. The Fund primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index, which at December 31, 2019, included companies with market capitalizations from $2.9 billion up to $1.3 trillion. The Fund is rebalanced at approximately the same time that the S&P 500® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Fund bears concentration risk.

•

Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.

•

Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	13.63%
Worst	Third quarter 2011	(13.92)%

Average Annual Total Returns (for periods ended December 31, 2019)

Equity Index Fund/Comparative Index	Past One Year	Past Five Years	Past Ten Years
Equity Index Fund	31.31%	11.52%	13.35%
S&P 500® Index	31.49%	11.70%	13.56%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.

Portfolio Manager. Jamie A. Zendel, Senior Vice President of the Adviser, has been the portfolio manager of the Fund since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

All America Fund	May 1, 2020

Investment Objective. The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.49%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$50	$158	$277	$632

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 26.06% of the average value of its portfolio.

Principal Investment Strategies. A portion of the Fund’s total assets is indexed and a portion is actively managed.

•

Approximately 60% of the Fund’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. The indexed portion of the Fund is rebalanced at approximately the same time that the S&P 500® Index to which that portion of the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter.

•

Approximately 40% of the Fund’s total assets are actively managed by the Adviser, with approximately 20% of the Fund’s total assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10% in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.

Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.

•

Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation for the 40% of the Fund’s total assets that are managed by the Adviser, as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	13.81%
Worst	Third quarter 2011	(15.19)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
All America Fund	28.36%	9.39%	12.03%
S&P 500® Index	31.49%	11.70%	13.56%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, has managed the large cap value and large cap growth segments of the Fund since May 2016. The small cap and mid-cap value segments of the Fund have been managed by Stephen J. Rich, President and Chief Executive Officer of the Adviser, since 2004 and Brittain Ezzes, Executive Vice President of the Adviser, has been a portfolio manager of the Fund since May 2020. The small cap growth and mid cap core segments of the Fund have been managed by Marguerite Wagner, Executive Vice President of the Adviser, since 2005. The indexed portion of the Fund has been managed by Jamie A. Zendel, Senior Vice President of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Small Cap Value Fund	May 1, 2020

Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.81%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$83	$262	$459	$1,044

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 43.17% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of financial companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations of less than $5.0 billion.

•	At least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Fund bears concentration risk.

•

Financial Industry risk: Companies in the financial industry are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Fourth quarter 2010	12.75%
Worst	Third quarter 2011	(18.58)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Small Cap Value Fund	19.10%	5.02%	9.59%
Russell 2000 Value® Index	22.39%	6.99%	10.56%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. Stephen J. Rich, President and Chief Executive Officer of the Adviser, has been a portfolio manager of the Fund since its inception in 2005 and Brittain Ezzes, Executive Vice President of the Adviser, has been a portfolio manager of the fund since May 2020.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Small Cap Growth Fund	May 1, 2020

Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.81%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$83	$262	$459	$1,044

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 56.25% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also concentrated in that industry or group of industries. Currently, the Fund has a concentration in the stocks of health care and technology companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations less than $5.0 billion.

•	At least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Fund bears concentration risk.

•

Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.

•

Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Fourth quarter 2010	17.06%
Worst	Third quarter 2011	(20.42)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Small Cap Growth Fund	26.59%	7.66%	11.48%
Russell 2000 Growth® Index	28.48%	9.34%	13.01%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Marguerite Wagner, Executive Vice President of the Adviser, since its inception in 2005.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Small Cap Equity Index Fund	May 1, 2020

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.35%

Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement*	(0.28)%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.15%

*

The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2021, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$15	$110	$215	$526

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fisal year, the Fund’s portfolio turnover rate was 97.06% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P SmallCap 600® Index, which as of December 31, 2019, included companies with market capitalizations from $97.98 million up to $6.8 billion. The Fund is rebalanced at approximately the same time that the S&P SmallCap 600® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P SmallCap 600® Index does, the Fund bears concentration risk.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.

•

Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return.

The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	11.53%
Worst	Third quarter 2019	(0.28)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	For Life of Fund
Small Cap Equity Index Fund	22.40%	1.40%
S&P SmallCap 600® Index	22.78%	1.83%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. Jamie A. Zendel, Senior Vice President of the Adviser, has been the portfolio manager of the Fund since its inception in July 2018.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Mid Cap Value Fund	May 1, 2020

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.11%

Total Annual Fund Operating Expenses	0.66%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$68	$213	$374	$851

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 17.65% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Companies with mid-sized market capitalizations are typically those companies with market capitalizations in the range of $5.0 billion to $30.0 billion.

•	At least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Fund bears concentration risk.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	13.80%
Worst	Fourth quarter 2018	(17.30)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid Cap Value Fund	27.04%	7.09%	10.21%
Russell Midcap® Value Index	27.06%	7.62%	12.41%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. Stephen J. Rich, President and Chief Executive Officer of the Adviser, has been a portfolio manager of the Fund since its inception in 2005 and Brittain Ezzes, Executive Vice President of the Adviser, has been a portfolio manager of the fund since May 2020.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Mid-Cap Equity Index Fund	May 1, 2020

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.14%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$180

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 14.30% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 400® Index, which as of December 31, 2019, included companies with market capitalizations from $1.0 billion up to $12.6 billion. The Fund is rebalanced at approximately the same time that the S&P MidCap 400® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The fund will concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the S&P MidCap 400® Index does, the Fund bears concentration risk.

•

Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.

•

Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	14.47%
Worst	Third quarter 2011	(20.02)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid-Cap Equity Index Fund	26.01%	8.83%	12.51%
S&P MidCap 400® Index	26.20%	9.03%	12.72%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. Jamie A. Zendel, Senior Vice President of the Adviser, has been the portfolio manager of the Fund since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Composite Fund	May 1, 2020

Investment Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.50%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$51	$162	$283	$644

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 41.92% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on Mutual of America Capital Management LLC’s (the “Adviser”) view of current economic and market conditions.

•

The equity portion of the Fund is invested in stocks in the S&P 500® Index, as selected by the large cap equity manager of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.

•

The fixed income portion of the Fund is invested primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.

•	The money market portion of the Fund invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.

•

Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.”

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•	Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends (referred to as “extension risk”) and as interest rates fall, mortgage-related securities are often prepaid at a faster rate (referred to as “pre-payment risk”). Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•

Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted Index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(3)

The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2012	8.35%
Worst	Fourth quarter 2018	(8.06)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Composite Fund	19.37%	7.33%	8.71%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
FTSE 3-Month Treasury Bill Index	2.25%	1.05%	0.56%
(Indices reflect no deduction of any charges against the assets)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. The fixed income portion of the Fund has been managed by Andrew L. Heiskell, Executive Vice President of the Adviser, since its inception in 1993. The mortgage-backed securities segment of the Fund has been managed by Jacqueline Sabella, Senior Vice President of the Adviser, since 2015. The large cap equity portion of the Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since May 2016.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

International Fund	May 1, 2020

Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.05%
Acquired Fund Fees & Expenses	0.22%

Total Annual Fund Operating Expenses	0.35%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$198	$451

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 3.61% of the average value of its portfolio.

Principal Investment Strategies. Under normal circumstances, at least 80% of the Fund’s total assets are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks or exchange traded funds designed to track the MSCI EAFE Index. The Fund also invests in exchange traded funds that own emerging market securities.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

•	Emerging Markets risk: Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

•

Eurozone Investment risk: The United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

•

ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.

•	Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts, some of which are not obligated to disclose material information.

•

Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.

•

Investment Company Risk: The cost of investing in the Fund is higher because in addition to the Fund’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Fund, causing the Fund to withdraw its investment at a possibly inopportune time.

•

Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.

•

Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying Index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.

•

Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the Index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its Index.

•	Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2010	17.59%
Worst	Third quarter 2011	(20.43)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	For Ten Years
International Fund	21.01%	5.69%	5.31%
MSCI EAFE Index	22.01%	5.67%	5.50%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.

Portfolio Manager. Jamie A. Zendel, Senior Vice President of the Adviser, has been the portfolio manager of the Fund since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Catholic Values Index Fund	May 1, 2020

Investment Objective. The Fund seeks investment results that correspond to the investment performance of the S&P 500® Catholic Values Index.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses**	0.53%

Total Annual Fund Operating Expenses	0.68%
Expense Reimbursement*	(0.46)%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.22%

*

The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

**	Other Expenses are estimated, as the Fund will commence operations on or after July 1, 2020.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$23	$71

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is expected to commence operations on or after July 1, 2020, information regarding portfolio turnover is not available as of the date of this prospectus.

Principal Investment Strategies. The Fund primarily invests in the common stocks included in the S&P 500® Catholic Values Index (“Catholic Values Index”) to replicate, to the extent practicable, the weightings of such stocks in the Catholic Values Index. The Catholic Values Index is designed to provide exposure to U.S. large capitalization equity stocks included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”), currently including the protection of human life, promotion of human dignity, reducing arms production, affordable housing/banking, protection of the environment and encouraging corporate responsibility. The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.

The components of the Catholic Values Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index, which at December 31, 2019, included companies with market capitalizations from $2.9 billion up to $1.3 trillion. The Fund is rebalanced at approximately the same time that the Catholic Values Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The index excludes companies operating in certain industries while maintaining the sector weights of the S&P 500® by redistributing the weights from excluded companies to the remaining companies belonging to the same Global Industry Classification Standard (GICS®) sector at each rebalancing. The Fund will concentrate its investments in an industry or group of industries to the extent that the Catholic Values Index being tracked is also so concentrated. Currently, the Fund has a concentration in the stocks of information technology companies.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.

•

New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.

•

Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Catholic Values Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to the same extent that the Catholic Values Index does, the Fund bears concentration risk.

•

Index Tracking Error risk: As an index fund, the Fund seeks to track the performance of the Catholic Values Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.

•

Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. Because the Fund is expected to commence operations on or after July 1, 2020, information regarding performance for a full calendar year is not available as of the date of this prospectus.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.

Portfolio Manager. Jamie A. Zendel, Senior Vice President of the Adviser, will be the portfolio manager of the Fund at its inception in July 2020.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Money Market Fund	May 1, 2020

Investment Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.23%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$296

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies. The Fund invests in money market instruments that meet certain requirements. The Fund is considered to be an institutional money market fund because it is not limited to investments by natural persons, and it does not maintain a stable net asset value.

•	The dollar weighted average maturity of the instruments the Fund holds will be short-term — 60 days or less.

•	The Fund will purchase only securities with a remaining maturity of 397 calendar days or less that present minimal credit risks to the Fund.

•	The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Money Market risk: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Fund’s liquidity level. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. In addition, the Fund’s returns can be adversely affected when yields on eligible investments are low.

•

U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.

•

Interest Rate risk: Securities may lose value as interest rates change because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security.

•

Management risk: The investment techniques and risk analyses applied by the Fund may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal. Investors experienced negative returns and the Fund lost money for periods of time in each calendar year from 2009 through 2018.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	0.58%
Worst	Fourth quarter 2011	(0.05)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Money Market Fund	2.01%	0.89%	0.36%
FTSE 3-Month Treasury Bill Index	2.25%	1.05%	0.56%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Mid-Term Bond Fund	May 1, 2020

Investment Objective. The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.45%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$46	$145	$255	$580

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 19.47% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in publicly-traded, investment-grade debt securities.

•

At least 80% of the Fund’s total assets are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

•

Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

•

The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.

•	The Fund’s securities holdings will have an average maturity of three to seven years.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•	Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

•	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

•

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.

•

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

•	Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2010	3.51%
Worst	Second quarter 2013	(1.94)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid-Term Bond Fund	6.04%	2.59%	3.20%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	6.80%	2.57%	3.05%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The fixed income investment strategy and day-to-day operations of the Fund have been managed by Andrew L. Heiskell, Executive Vice President of the Adviser, since its inception in 1993. The mortgage-backed securities segment of the Fund has been managed by Jacqueline Sabella, Senior Vice President of the Adviser, since 2015.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Bond Fund	May 1, 2020

Investment Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.44%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$45	$142	$249	$567

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.36% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in publicly-traded, investment-grade debt securities.

•

At least 80% of the Fund’s total assets are invested in investment grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

•

Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

•

The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•

Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•	Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

•	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

•

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.

•

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

•	Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2010	3.54%
Worst	Second quarter 2013	(2.68)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Bond Fund	7.65%	3.25%	4.19%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Index reflects no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The fixed income investment strategy and day-to-day operations of the Fund have been managed by Andrew L. Heiskell, Executive Vice President of the Adviser, since 1993. The mortgage-backed securities segment of the Fund has been managed by Jacqueline Sabella, Senior Vice President of the Adviser, since 2015.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Retirement Income Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.07%
Acquired Fund Fees & Expenses	0.33%

Total Annual Fund Operating Expenses	0.45%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$46	$145	$255	$580

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 10.49% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Because the Fund primarily invests in funds that invest in fixed income securities, the Fund is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•	The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities.

•	The Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(3)

The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	5.13%
Worst	Fourth quarter 2018	(3.16)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Retirement Income Fund	11.85%	4.83%	5.88%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
FTSE 3-Month Treasury Bill Index	2.25%	1.05%	0.56%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2010 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.26%
Acquired Fund Fees & Expenses	0.32%

Total Annual Fund Operating Expenses	0.63%
Expense Reimbursement*	(0.26)%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.37%

*

The Adviser has contractually agreed beginning as of November 12, 2015 to reimburse the Fund’s direct operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2021, and will continue for each succeeding 12 month period thereafter, unless the Fund has at least $50 million in average net assets for the prior calendar year, or either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$38	$177	$330	$785

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 17.52% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2010 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2010. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target

Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds. It is anticipated that shares of the 2010 Retirement Fund will be exchanged for shares of the Retirement Income Fund during 2020.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 22.9%

•	Mid-Cap Equity Index Fund 7.8%

•	International Fund 2.9%

•	Bond Fund 29.6%

•	Mid-Term Bond Fund 28.1%

•	Money Market Fund 8.7%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more Fixed Income risk than equity risk. The Fund is also subject to Company, Market,

Mid-Cap, and Stock risks. These risks are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(3)

The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2010	6.46%
Worst	Fourth quarter 2011	(6.25)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2010 Retirement Fund	13.15%	5.36%	6.93%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
FTSE 3-Month Treasury Bill Rate Index	2.25%	1.05%	0.56%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2015 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.06%
Acquired Fund Fees & Expenses	0.31%

Total Annual Fund Operating Expenses	0.42%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$43	$136	$238	$541

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.69% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2015 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2015. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 26.4%

•	Mid-Cap Equity Index Fund 10.0%

•	Small Cap Growth Fund 0.9%

•	Small Cap Value Fund 0.9%

•	International Fund 4.1%

•	Money Market Fund 2.3%

•	Bond Fund 27.7%

•	Mid-Term Bond Fund 23.1%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more Fixed Income risk than equity risk. These risks include Company, Market, Mid-Cap, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(3)

The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2010	7.49%
Worst	Third quarter 2011	(8.13)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2015 Retirement Fund	15.34%	5.97%	7.62%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
FTSE 3-Month Treasury Bill Index	2.25%	1.05%	0.56%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2020 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.30%

Total Annual Fund Operating Expenses	0.38%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$39	$123	$215	$490

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 10.33% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2020 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 30.7%

•	Mid-Cap Equity Index Fund 11.0%

•	Small Cap Growth Fund 2.1%

•	Small Cap Value Fund 2.0%

•	International Fund 6.9%

•	Money Market Fund 2.3%

•	Bond Fund 25.2%

•	Mid-Term Bond Fund 19.8%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement

Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2010	8.53%
Worst	Third quarter 2011	(9.91)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2020 Retirement Fund	17.53%	6.64%	8.46%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
FTSE 3-Month Treasury Bill Index	2.25%	1.05%	0.56%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2025 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.02%
Acquired Fund Fees & Expenses	0.29%

Total Annual Fund Operating Expenses	0.36%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$37	$116	$204	$464

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 5.08% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2025 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 34.8%

•	Mid-Cap Equity Index Fund 12.8%

•	Small Cap Growth Fund 3.9%

•	Small Cap Value Fund 3.5%

•	International Fund 8.9%

•	Bond Fund 22.6%

•	Mid-Term Bond Fund 13.5%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2010	9.60%
Worst	Third quarter 2011	(11.97)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2025 Retirement Fund	19.79%	7.35%	9.38%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2030 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.02%
Acquired Fund Fees & Expenses	0.27%

Total Annual Fund Operating Expenses	0.34%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$35	$110	$193	$438

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 4.23% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2030 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 37.1%

•	Mid-Cap Equity Index Fund 17.4%

•	Small Cap Growth Fund 4.8%

•	Small Cap Value Fund 4.4%

•	International Fund 10.5%

•	Mid-Term Bond Fund 5.5%

•	Bond Fund 20.3%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	10.47%
Worst	Third quarter 2011	(13.37)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2030 Retirement Fund	21.93%	7.88%	10.04%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2035 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.26%

Total Annual Fund Operating Expenses	0.34%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$35	$110	$193	$438

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 3.33% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2035 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 39.3%

•	Mid-Cap Equity Index Fund 20.2%

•	Small Cap Growth Fund 5.6%

•	Small Cap Value Fund 5.3%

•	International Fund 12.2%

•	Bond Fund 17.4%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	11.36%
Worst	Fourth quarter 2011	(14.88)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2035 Retirement Fund	23.62%	8.29%	10.50%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2040 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.26%

Total Annual Fund Operating Expenses	0.34%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$35	$110	$193	$438

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 2.38% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date.

The 2040 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 39.7%

•	Mid-Cap Equity Index Fund 20.3%

•	Small Cap Growth Fund 6.5%

•	Small Cap Value Fund 6.4%

•	Small Cap Equity Index Fund 0.4%

•	International Fund 14.1%

•	Bond Fund 12.6%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	11.68%
Worst	Third quarter 2011	(15.67)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2040 Retirement Fund	24.25%	8.30%	10.58%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2045 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.27%

Total Annual Fund Operating Expenses	0.35%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$198	$451

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 2.56% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2045 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 38.1%

•	Mid-Cap Equity Index Fund 21.4%

•	Small Cap Growth Fund 7.7%

•	Small Cap Value Fund 7.2%

•	Small Cap Equity Index Fund 0.3%

•	International Fund 14.6%

•	Bond Fund 10.7%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	11.91%
Worst	Third quarter 2011	(15.85)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2045 Retirement Fund	24.54%	8.30%	10.57%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2050 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.27%

Total Annual Fund Operating Expenses	0.35%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$198	$451

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 2.11% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2050 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 36.5%

•	Mid-Cap Equity Index Fund 21.6%

•	Small Cap Growth Fund 8.4%

•	Small Cap Value Fund 7.8%

•	Small Cap Equity Index Fund 0.7%

•	International Fund 16.2%

•	Bond Fund 8.8%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	12.04%
Worst	Fourth quarter 2018	(13.80)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	For Life of Fund
2050 Retirement Fund (commenced operations on October 1, 2012)	24.65%	8.27%	10.63%
S&P 500® Index	31.49%	11.70%	14.14%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	2.65%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund is managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2055 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.07%
Acquired Fund Fees & Expenses	0.28%

Total Annual Fund Operating Expenses	0.40%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$41	$129	$226	$516

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 0.57% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2055 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 34.3%

•	Mid-Cap Equity Index Fund 21.8%

•	Small Cap Growth Fund 8.8%

•	Small Cap Value Fund 8.5%

•	International Fund 17.5%

•	Bond Fund 8.4%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	11.97%
Worst	Fourth quarter 2018	(13.79)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	For Life of Fund
2055 Retirement Fund (commenced operations on October 1, 2016)	24.39%	10.68%
S&P 500® Index	31.49%	15.35%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	2.76%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund is managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since its inception in October 2016.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2060 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.46%
Acquired Fund Fees & Expenses	0.28%

Total Annual Fund Operating Expenses	0.79%
Expense Reimbursement*	(0.46)%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.33%

*

The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2021, and will continue for each succeeding 12 month period thereafter, unless the Fund has at least $50 million in average net assets for the prior calendar year, or either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$34	$208	$400	$971

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 1.73% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2060 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2060. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2019, the Fund’s asset allocation among the underlying funds was as follows:

•	Equity Index Fund 32.1%

•	Mid-Cap Equity Index Fund 22.9%

•	Small Cap Growth Fund 8.7%

•	Small Cap Value Fund 8.1%

•	Small Cap Equity Index Fund 1.7%

•	International Fund 19.9%

•	Bond Fund 6.6%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares.

If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	12.05%
Worst	Third quarter 2019	0.18%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	For Life of Fund
2060 Retirement Fund (commenced operations on October 1, 2016)	24.53%	7.45%
S&P 500® Index	31.49%	14.49%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	6.91%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since its inception in July 2018.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

2065 Retirement Fund	May 1, 2020

Investment Objective. The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.43%
Acquired Fund Fees & Expenses	0.28%

Total Annual Fund Operating Expenses	0.76%
Expense Reimbursement*	(0.43)%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.33%

*

The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2022, and will continue for each succeeding 12 month period thereafter, unless the Fund has at least $50 million in average net assets for the prior calendar year, or either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

**	Other Expenses and Acquired Fund Fees and Expenses are estimated, as the Fund will commence operations on or after July 1, 2020.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$34	$201

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is expected to commence operations on or after July 1, 2020, information regarding turnover for a full calendar year is not available as of the date of this prospectus.

Principal Investment Strategies. The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2065 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2065. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target

Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of the commencement of operations, the Fund’s intended asset allocation among the underlying funds is expected to be approximately as follows:

•	Equity Index Fund 30.1%

•	Mid-Cap Equity Index Fund 22.4%

•	Small Cap Growth Fund 9.7%

•	Small Cap Value Fund 9.8%

•	International Fund 20.4%

•	Bond Fund 7.6%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock,

Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Retirement Fund risk:

•	The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.

•

The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.

•	There is no guarantee that the Fund will provide adequate income at and through your retirement.

•

The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income. Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Performance/Annual Return.

Because the Fund is expected to commence operations on or after July 1, 2020, information regarding performance for a full calendar year is not available as of the date of this prospectus.

Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund will be managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser at its inception in July 2020.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Conservative Allocation Fund	May 1, 2020

Investment Objective. The Fund seeks current income and, to a lesser extent, capital appreciation.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.05%
Acquired Fund Fees & Expenses	0.33%

Total Annual Fund Operating Expenses	0.38%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$39	$123	$215	$490

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 9.54% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests the majority of its assets in fixed income shares of other funds of the Investment Company (“IC Funds”) and also invests in equity IC Funds.

•	The Fund’s target allocation currently is approximately 65% of net assets in fixed income IC Funds and approximately 35% of net assets in equity IC Funds.

•	The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 35% of its net assets in the Mid-Term Bond Fund.

•

The Fund seeks to maintain approximately 25% of its net assets in the Equity Index Fund, approximately 5% of its net assets in the Mid Cap Equity Index Fund and approximately 5% of its net assets in the International Fund.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A

Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 65% of its assets in fixed income IC Funds and 35% of its assets in equity IC Funds; therefore the Fund is primarily subject to Fixed Income risk, which is described below and in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Allocation Fund risk:

•	The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

•	Performance of some asset classes may offset performance of others, such as stocks and bonds.

•	Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	6.02%
Worst	Fourth quarter 2018	(4.10)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Conservative Allocation Fund	13.99%	5.44%	6.37%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Moderate Allocation Fund	May 1, 2020

Investment Objective. The Fund seeks capital appreciation and current income.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.26%

Total Annual Fund Operating Expenses	0.29%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$30	$94	$164	$374

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 8.40% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests both in equity and fixed income shares of other funds of the Investment Company (“IC Funds”).

•	The Fund’s target allocation currently is approximately 60% of net assets in equity IC Funds and approximately 40% of net assets in fixed income IC Funds.

•

The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% of its net assets in the Mid-Cap Equity Index Fund and approximately 10% of its net assets in the International Fund.

•	The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A

Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 60% of its assets in equity IC Funds and 40% of its assets in fixed income IC Funds; therefore the Fund is subject to both equity and fixed income risk. These risks include Market, Large Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Allocation Fund risk:

•	The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

•	Performance of some asset classes may offset performance of others, such as stocks and bonds.

•	Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	8.68%
Worst	Fourth quarter 2018	(8.13)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Moderate Allocation Fund	19.15%	7.19%	8.70%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Fund’s summary section on page 116.

MUTUAL OF AMERICA INVESTMENT CORPORATION	SUMMARY

Aggressive Allocation Fund	May 1, 2020

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.

Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees & Expenses	0.26%

Total Annual Fund Operating Expenses	0.30%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$170	$387

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 9.06% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests primarily in equity shares of other funds of the Investment Company (“IC Funds”) and also in fixed income IC Funds.

•	The Fund’s target allocation currently is approximately 80% of net assets in equity IC Funds and approximately 20% of net assets in fixed income IC Funds.

•

The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 15% of its net assets in the International Fund, approximately 5% of its net assets in the Small Cap Growth Fund and approximately 5% of its net assets in the Small Cap Value Fund.

•	The Fund seeks to maintain approximately 20% of its net assets in the Bond Fund.

Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A

Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 80% of its assets in equity IC Funds and 20% of its assets in fixed income IC Funds; therefore the Fund is primarily subject to equity risk. These risks include Market, Small-Cap, Mid-Cap, Large Cap, Stock and Fixed Income risks, which are described in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.

-

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Allocation Fund risk:

•	The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

•	Performance of some asset classes may offset performance of others, such as stocks and bonds.

•	Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1)	The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	10.78%
Worst	Third quarter 2011	(11.65)%

Average Annual Total Returns (for periods ended December 31, 2019)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Aggressive Allocation Fund	22.74%	7.98%	10.30%
S&P 500® Index	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%
(Indices reflect no deduction for fees and expenses)

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Manager. The Fund has been managed by Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, since 2014.

Purchase and Sale of Fund Shares. There is no minimum initial or subsequent investment purchase requirement. Fund shares may be purchased or redeemed on any business day. For investors whose interest in the Fund is through an insurance company Separate Account, you can purchase or redeem Separate Account units that invest in the fund either by calling 1-800-468-3785, or by written request to your Mutual of America Regional Office, which can be found on www.mutualofamerica.com. Fund shares held through a financial intermediary may be purchased or redeemed through the financial intermediary.

Tax Information. For investors whose interest in the Fund is through an insurance company Separate Account, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Fund, see the prospectus for your contract or policy.

For direct investments into the Funds, distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

ADDITIONAL INFORMATION ON FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS

The Funds sell their shares to the Separate Accounts and also offer them for sale to the general public through financial intermediaries. Each Fund has its own investment objective and tries to achieve that objective with certain investment strategies. The Funds’ different investment strategies will affect the return and the risks of investing in each Fund. Each Fund’s investment objective is non-fundamental which means that it may be changed by the Investment Company’s Board of Directors without shareholder approval. Shareholders will be given written notice of any change to a Fund’s investment objective.

Certain Funds have a policy to invest at least 80% of their total assets in the type of securities suggested by the Fund’s name (as described below). These Funds may not change such policy without providing shareholders at least 60 days’ prior written notice.

Below is additional information regarding each Fund’s investment objective, principal investment strategies, and the principal risks of investing in each Fund.

For all actively managed equity portfolios, the Adviser uses a bottom-up approach, combining fundamental company research and a proprietary quantitative research model, with stock selection as the primary focus. The Funds maintain diversification that is generally sector neutral, and monitor risk exposure on an ongoing basis. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective.

Market Capitalization

Market capitalization refers to the aggregate market value of the equity securities that a company has issued. With respect to the Equity Index Fund, Mid-Cap Equity Index Fund and Small Cap Equity Index Fund, and the policies of the Mid Cap Value Fund, Small Cap Value Fund and Small Cap Growth Fund to invest at least 80% of their total assets in the type of securities suggested by each Fund’s name, each Fund relies on the market capitalization ranges in its benchmark index at the time of purchase to define the range of market cap securities in which it will invest. Generally, at the present time companies are considered to be large-cap if they have market capitalizations in excess of $30 billion; mid-cap if they have market capitalizations of between $5.0 billion and $30 billion; and small-cap if they have market capitalizations of less than $5.0 billion. The market capitalization ranges of companies included in each Index will vary from time to time, and the market capitalization ranges of companies that are generally considered to be large-cap, mid-cap and small-cap will also vary from time to time depending on capitalization levels in the market. At December 31, 2019, the S&P 500® Index and the S&P 500 Catholic Values Index included companies with market capitalizations from $2.9 billion up to $1.3 trillion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $1.0 billion to $12.6 billion; and the S&P SmallCap 600® Index included small-cap companies with market capitalizations from $97.98 million to $6.8 billion. The Equity Index Fund and the equities portion of the Composite Fund invest primarily in large-cap companies; the Mid Cap Value Fund and Mid-Cap Equity Index Fund invest primarily in mid-cap companies; and the Small Cap Growth Fund, Small Cap Value Fund and Small Cap Equity Index Fund invest primarily in small-cap companies. The All America Fund invests in large-cap, mid-cap and small-cap companies.

Descriptions of Fund Indices

The Standard & Poor’s 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe.

The Standard & Poor’s 500® Catholic Values Index excludes from the S&P 500® certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The S&P 500® Catholic Values Index is designed for investors who do not want to breach religious norms in their passive investing strategies.

The Standard & Poor’s MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

The Standard & Poor’s SmallCap 600® Index is designed to measure the performance of 600 small-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell 1000® Index is a stock market index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.

The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value weighted index designed to measure the overall condition of overseas equities markets.

The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Barclays Capital Intermediate U.S. Government/Credit Bond Index.

“Standard & Poor’s®,” “S&P®,” the “S&P 500® Index”, the “S&P MidCap 400® Index”, the “S&P SmallCap 600® Index” and the “S&P 500® Catholic Values Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management LLC (the “Adviser”). Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund or Catholic Values Index Fund. Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Fund, All America Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund, or Catholic Values Index Fund and makes no representation as to the advisability of investing in the Funds.

“Russell Midcap®”, “Russell 2000®,” “Russell 2000 Growth® Index”, “Russell 2000 Value® Index”, and “Russell 1000® Index” are registered trademarks of the Frank Russell Company.

MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such funds.

Equity Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).

Principal Investment Strategy. The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index.

•

Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 117.

The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P 500® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

The Fund’s investment performance may not precisely duplicate the performance of the S&P 500® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P 500® Index.

Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

All America Fund

Principal Objective. The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Principal Investment Strategy. A portion of the Fund’s total assets is indexed and a portion is actively managed.

•

Indexed Assets. Approximately 60% of the Fund’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Fund’s total assets. This portion of the All America Fund is called the “Indexed Assets.”

•

Active Assets. The Fund invests approximately 40% of the Fund’s total assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks. The Adviser actively manages this portion of the All America Fund. Approximately 20% of the total assets are invested in large and mid-cap growth and value stocks, approximately 10% of the Fund’s assets are invested in small-cap growth stocks and approximately 10% of the Fund’s total assets are invested in small-cap value stocks. See “Market Capitalization” on page 117.

•	Under normal circumstances, the issuers of at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.

The Adviser periodically rebalances assets in the All America Fund to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.

Small, Mid-and Large Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns. The Adviser identifies such securities primarily through consideration of actual, expected earnings and cash flow, seeking securities that it believes have a depressed valuation compared to their previous valuations or compared to a universe of peer companies. Stocks issued by companies with large market capitalizations generally will have lower than average price volatility and low price/earnings ratios, and generally will have below market debt levels and current yield greater than the average of the S&P 500®.

Small, Mid- and Large Capitalization Growth Stocks. The Adviser invests in stocks that it considers to be fundamentally sound with the potential for above average earnings growth and long-term capital appreciation, based on bottom-up fundamental company research, including analysis of business models, financial statements, and potential for long-term growth in sales and cash flow.

Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Index Tracking Error risk, Passive Investment risk, Growth Stock risk, Value Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Small Cap Value Fund

Principal Objective. The Fund seeks capital appreciation.

Principal Investment Strategy. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 117.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

The Adviser identifies small cap stocks that are not widely followed by Wall Street investors, trade at a discount to their peers and have the potential to unlock value. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Value Stock risk, Financial Industry risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Small Cap Growth Fund

Principal Objective. The Fund seeks capital appreciation.

Principal Investment Strategy. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential. See “Market Capitalization” on page 117.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

The Adviser identifies companies with clearly articulated growth strategies and compelling business models. The Adviser focuses on a company’s growth prospects, industry position and management team. Additionally, the Adviser seeks to identify improving fundamental trends. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Growth stock risk, Health Care Industry risk, Technology risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Small Cap Equity Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Principal Investment Strategy. The Fund invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P SmallCap 600® Index.

•	Securities in the S&P SmallCap 600® Index are generally issued by small cap companies. See “Market Capitalization” on page 117.

The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P SmallCap 600® Index.

From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P SmallCap 600® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P SmallCap 600® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P SmallCap 600® Index.

Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Mid Cap Value Fund

Principal Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.

Principal Investment Strategy. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 117.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

The Adviser focuses on high-quality mid-sized companies that exhibit improving fundamentals. The Adviser also seeks to identify a unique industry position with sustainable business models and experienced management teams. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with mid-sized market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Mid-Cap risk, Value Stock risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Mid-Cap Equity Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Principal Investment Strategy. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P MidCap 400® Index.

•	Securities in the S&P MidCap 400® Index are generally issued by mid cap companies. See “Market Capitalization” on page 117.

The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P MidCap 400® Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P MidCap 400® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P MidCap 400® Index.

Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Mid-Cap risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Composite Fund

Principal Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

Principal Investment Strategy. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on the Adviser’s view of current economic and market conditions.

•

The equity portion of the Fund is invested in stocks in the S&P 500® Index, as selected by the large cap equity manager of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.

•

The fixed income portion of the Fund is invested primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.

•	The money market portion of the Fund invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.

By investing in equity securities and debt securities, the Fund tries to diversify, and thereby mitigate, the specific risks that would exist for an investment in either a stock fund or a bond fund. An investment in the Composite Fund has moderate financial risk, based on the Fund’s purchase of equity securities included in the S&P 500® Index and its purchase of investment grade debt securities.

At December 31, 2019, the Fund’s net assets were 59% invested in equity securities and 41% invested in fixed-income securities.

For defensive purposes, the Fund may invest up to 75% of its assets in common stock and other equity-type securities, or up to 75% of its assets in debt securities with a remaining maturity of more than one year, or 100% of its assets in money market instruments.

The Fund’s strategy for its equity investments is to invest in approximately 80 to 100 stocks, all of which are included in the S&P 500® Index. The Fund invests in these stocks in a range by economic sector weighting of 50% to 150% of the economic sector weightings of the S&P 500® Index.

The Adviser manages the fixed income portion of the Composite Fund in substantially the same way as it manages the Bond Fund, described below.

Principal Investment Risks. When you invest in the Composite Fund, you should consider that:

•

The Fund has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.

•	Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.

•

Stock prices and bond prices will increase or decrease differently, especially over the long run, and the performance of these two asset classes may offset each other during certain periods. Because the Composite Fund holds both asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.

An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Stock risk, Mortgage risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk and Money Market Instrument risk. See “Principal Risks” on page 133 for specific information regarding these risks.

International Fund

Principal Objective. The Fund seeks capital appreciation.

Principal Investment Strategy. Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks, to replicate, to the extent practicable, the weighting of such stocks in the Index, and/or through the purchase of exchange traded funds designed to track the MSCI EAFE Index. The Fund also invests in exchange traded funds that own emerging market securities

The International Fund currently invests substantially all of its assets in the iShares® MSCI EAFE Fund, other iShares Funds, and Vanguard exchange traded funds. iShares® is a registered trademark of BlackRock, Inc. (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the International Fund. The Vanguard Group, Inc. is the investment adviser of the Vanguard exchange traded funds and does not make any representation regarding the advisability of investing in the International Fund.

The SEC has issued exemptive orders to certain of the ETFs in which the International Fund invests (iShares Trust, iShares, Inc., and Vanguard Trusts), to permit investment companies (such as the International Fund) to invest in such ETFs beyond the general limitations in the Investment Company Act of 1940 (“the 1940 Act”) on the amount of other investment company shares that can be acquired by a Fund. As required by these exemptive orders, the International Fund has entered into participation agreements with the iShares Trust and the Vanguard Trusts and has adopted certain policies and has received Board approvals. The conditions included in the exemptive order must be fulfilled to allow the International Fund to continue to invest in the underlying ETFs to the extent it currently does, and any failure by the International Fund or the ETFs to meet those conditions, or the revocation of the respective exemptive orders, could materially impact the management of the International Fund and prevent the Fund from allocating its investments in the manner that the Adviser considers optimal. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act.

For investments through an insurance company separate account, the Adviser will waive fees otherwise payable to it by the Fund in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an underlying ETF under rule 12b-1 under the 1940 Act) received from an underlying ETF by the Adviser, or an affiliated person of the Adviser, in connection with the investment by the Fund in the underlying ETF. With respect to registered separate accounts that invest in the Fund, no sales load will be charged at the Fund level or at the underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Fund level or at the underlying ETF level, but not both. With respect to other investments in the Fund, any sales charges and/or service fees charged with respect to shares of the Fund will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of FINRA.

Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Stock risk, Foreign Investment risk, Emerging Markets risk, Eurozone Investment risk and ETF risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Catholic Values Index Fund

Principal Objective. The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Catholic Values Index (the “Catholic Values Index”).

Principal Investment Strategy. The Fund primarily invests in the common stocks included in the Catholic Values Index to replicate, to the extent practicable, the weightings of such stocks in the Catholic Values Index.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index.

•

The Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.

•

Securities in the S&P 500® Index of which the Catholic Values Index is a subset generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 117.

The Catholic Values Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”), which is an organization that is independent of the Fund and Mutual of America Capital Management LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Catholic Values Index and publishes information regarding the market value of the Catholic Values. As of March 31, 2020, the Catholic Values Index had 453 constituents. The Fund’s investment objective and Catholic Values Index may be changed without shareholder approval.

The Fund attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the Catholic Values Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the Catholic Values Index or in the valuations of the stocks within the Catholic Values Index relative to other stocks within the Catholic Values Index.

The Fund’s investment performance may not precisely duplicate the performance of the Catholic Values Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the Catholic Values Index.

Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, New Fund risk, Catholic Values Investing risk, Concentration risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Money Market Fund

Principal Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Principal Investment Strategy. The Fund invests in money market instruments that meet certain requirements.

In selecting specific investments for the Fund, the Adviser seeks securities or instruments with the highest yield or income that meet the following requirements.

•

The Fund invests only in money market instruments and other short-term debt securities including commercial paper issued by U.S. corporations, Treasury securities issued by the U.S. Government and discount notes issued by U.S. Government agencies. At December 31, 2019, the Fund was approximately 21% invested in U.S. Treasury Bills, 15% invested in U.S. Government agency notes, 55% invested in commercial paper and 85 in short-term corporate debt.

•	The Fund will purchase only securities with a remaining maturity of 397 calendar days or less that the Money Market Fund’s Board of Directors determines present minimal credit risks to the Fund.

•	The dollar-weighted average portfolio maturity of the Fund’s securities must be 60 days or less.

•	The Fund will not invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government or agency securities.

The value of the shares fluctuates because the Fund does not maintain a stable net asset value. At the time an investor sells the Fund, the shares may be worth more or less than the value of the shares at the time the investor paid for the shares.

The Fund uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Fund uses market value for securities that mature in more than 60 days, the Fund does not invest more than 20% of its assets in these securities, to limit the possibility of a decline in the Fund’s net asset value.

Although the Fund seeks current income and preservation of principal, within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Investment Company, its Adviser and distributor are taken into account. It is possible to lose money invested in this Fund.

Principal Investment Risks. An investment in the Fund is subject to General risk, Market risk, Money Market risk, U.S. Government Securities Risk, Interest Rate risk and Management risk.

Mid-Term Bond Fund

Principal Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Principal Investment Strategy. The Fund invests primarily in publicly-traded, investment-grade debt securities. The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•	The Fund’s securities holdings will have an average maturity of three to seven years.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.

•	The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or bonds rated BBB or higher.

•

Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.

The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security in the Fund’s portfolio that the Adviser considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.

The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities. The Fund may invest in foreign securities.

The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Fund may invest in foreign securities, although it does not currently do so.

The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.

The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes. Fannie Maes and Freddie Macs are government-sponsored enterprises.

At December 31, 2019, the Mid-Term Bond Fund’s net assets were invested approximately 69% in U.S. Government securities, less than 1% in U.S. Government agency securities and 30% in corporate debt securities. At that date, the Fund had approximately 72% of its assets in obligations rated AA+ to A-, 24% in corporate obligations rated BBB and 4% in obligations rated below investment grade or unrated.

Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Bond Fund

Principal Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Principal Investment Strategy. The Fund invests primarily in publicly-traded, investment-grade debt securities.

•	The Fund’s securities holdings will have an average maturity that varies according to the Adviser’s view of current market conditions, including the interest rate environment.

•	Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.

•

The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•

The Fund generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, bonds rated BBB or higher and mortgage-backed securities. Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

The Adviser anticipates that the average maturity of the Fund’s securities holdings will be between five and ten years. The average maturity for the Bond Fund will be longer than the average maturity of the debt securities held by the Mid-Term Bond Fund.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security. The Fund may continue to hold securities that have been downgraded if the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.

The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.

The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in other types of securities.

The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Fund may invest in foreign securities, although it does not currently do so.

The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.

The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes. Fannie Maes and Freddie Macs are government-sponsored enterprises.

At December 31, 2019, the Bond Fund’s net assets were invested approximately 39% in long-term U.S. Government securities, 29% in long term U.S. Government agency obligations (all of which were mortgage-backed obligations), 30% in long-term corporate debt securities, and less than 1% in short-term corporate debt securities. At that date, the Fund had approximately 73% of its assets in obligations rated AA+ to A-, 23% in corporate obligations rated BBB, and 4% in corporate obligations rated below investment grade or unrated.

Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 133 for specific information regarding these risks.

Retirement Funds

Principal Objective: The Retirement Income Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

The 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund each seek to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

The Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund are sometimes collectively referred to as the “Retirement Funds.”

Principal Investment Strategy: Each of the Retirement Funds is a “fund of funds,” which invests substantially all of its assets in shares of other funds of the Investment Company (“IC Funds”), except for the Allocation Funds and other Retirement Funds. IC Funds in which the Retirement Funds invest are sometimes referred to as “acquired funds” or “underlying funds.” Each of the Retirement Funds, except for the Retirement Income Fund, invests toward an approximate year of retirement which is included in the Retirement Fund’s name (“Target Retirement Date”). The Target Retirement Date included in the name of each Retirement Fund is the approximate year of retirement that is used in setting the allocations for each Retirement Fund. Generally speaking, for each Retirement Fund except for the Retirement Income Fund, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on achieving capital appreciation and gains, as compared to preserving capital and producing income. The less time that remains until a Retirement Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, as compared to achieving capital appreciation and gains. As each Fund’s Target Retirement Date approaches, the Adviser will periodically reallocate and change the mix of IC Funds to gradually move toward the objective of preserving capital and producing income. The glide path below represents the shifting of asset classes over time.

The mix of investments in the Retirement Income Fund is not expected to change over time. The Retirement Income Fund is intended for investors who have passed their retirement date and seek a mix of investments more geared toward the objective of preserving capital and producing income than that offered by the other Retirement Funds. The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds. The Retirement Funds are monitored daily to assure proper application of cash to investments, are expected to be reallocated approximately quarterly or otherwise periodically, and the mix of funds within each Fund is expected to be reviewed at least annually.

A Fund that has reached its Target Retirement Date may not be invested in the mix of IC Funds that is most geared toward preserving capital and producing income (as reflected by the investment targets of the Retirement Income Fund) for up to ten (10) years after reaching its Target Retirement Date, since it is assumed that an investor who retires during the year of the Target Retirement Date will live for many years after that date. A Retirement Fund that has reached its Target Retirement Date (“Maturing Retirement Fund”) may have as much as 45-55% of its assets invested in equity IC Funds. A Maturing Retirement Fund will continue to move toward the Retirement Income Fund’s allocation during the 10 years following its Target Retirement Date. Once a Retirement Fund has reached December 31 of its Target Retirement Date, and at any time within ten (10) years after that date, the Investment Company’s Board of Directors may in its discretion decide to transfer that Fund’s total assets into the Retirement Income Fund by contributing the Maturing Retirement Fund’s net assets to the Retirement Income Fund in exchange for shares of the Retirement Income Fund based on the then-current net asset values of the respective Funds, and to the extent allowed by law and regulation, this action would not be subject to shareholder approval. The Maturing Retirement Fund will then cease to exist. The Investment Company’s Board of Directors expressly reserves the right to authorize such actions in the best interests of shareholders. It is anticipated that shares of the 2010 Retirement Fund will be exchanged for shares of the Retirement Income Fund during 2020.

The following table shows the target allocation of each Retirement Fund’s total assets as of the date of this prospectus. The actual allocations at a given date may be different than the target allocations set forth in the table below. The Adviser may from time to time adjust the percentage of assets invested in any specific IC Fund held by a Retirement Fund as well as the specific IC Funds themselves, for reasons such as current market conditions, the economy, unanticipated events and other factors. These target allocations are not expected to vary from the table below by more than plus or minus ten percentage points. Although the Retirement Funds will not generally vary beyond the ten percentage point target allocation range, a Fund may at times determine, in light of market or economic conditions, that this range should be exceeded to protect the Fund or help it to achieve its objective. There is no guarantee that a Fund will correctly predict market or economic conditions and, as with other mutual fund investments, you could lose money. From time to time, the Adviser may also change the specific IC Funds in which the Fund invests.

	Target Allocation of the Retirement Funds (as of May 1, 2020)
	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Domestic Equity	25%	25%	30%	37%	45%	55%	62%	66%	68%	69%	71%	72%	74%
Equity Index Fund	20%	20%	22%	25%	29%	33%	35%	35%	35%	34%	34%	33%	33%
Mid-Cap Index Fund	5%	5%	8%	10%	12%	16%	18%	21%	21%	22%	22%	23%	23%
Small Cap Equity Index Fund	0%	0%	0%	0%	0%	0%	1%	2%	2%	3%	3%	4%	4%
Small Cap Growth Fund	0%	0%	0%	1%	2%	3%	4%	4%	5%	5%	6%	6%	7%
Small Cap Value Fund	0%	0%	0%	1%	2%	3%	4%	4%	5%	5%	6%	6%	7%
International Equity	0%	0%	5%	8%	10%	12%	15%	18%	18%	19%	19%	20%	20%

TOTAL EQUITY	25%	25%	35%	45%	55%	67%	77%	84%	86%	88%	90%	92%	94%

Bond Fund	30%	30%	30%	28%	27%	23%	23%	16%	14%	12%	10%	8%	6%
Mid-Term Bond Fund	30%	30%	25%	22%	18%	10%	0%	0%	0%	0%	0%	0%	0%

TOTAL FIXED INCOME	60%	60%	55%	50%	45%	33%	23%	16%	14%	12%	10%	8%	6%

Money Market Fund	15%	15%	10%	5%	0%	0%	0%	0%	0%	0%	0%	0%	0%

TOTAL ASSETS	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

You can expect that if you invest in a Retirement Fund, in approximately five years, your fund’s target investments will be similar to the mix of investments currently targeted for the Retirement Fund with a date five years earlier than your fund in the above chart. For example, if you have invested in the 2040 Retirement Fund, your current target allocation is approximately that shown in the chart under “2040 Retirement Fund”. Five years from now, the target allocation of your investment in the 2040 Retirement Fund will be approximately that shown in the chart as the current target allocation for the “2035 Retirement Fund.” The asset allocation for the Retirement Income Fund, will remain approximately the same.

Generally, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on capital appreciation, and thus, the more heavily that Fund will be invested in equity IC Funds. This means that Retirement Funds with Target Retirement Dates that are farther in the future will have a greater percentage of their assets subject to the risks of investing in equity securities, which include market risk and credit risk, as compared to the Retirement Income Fund and Retirement Funds with less time remaining until their Target Retirement Dates. The value of equity securities, and particularly those issued by companies with smaller market capitalizations and those issued by foreign companies, may increase or decrease dramatically at any given time. The value of equity securities is generally considered to be more volatile than that of fixed income securities. Investments in equity securities may have more risk of loss and also more potential to generate greater investment returns over a long-term period than investments in fixed income securities.

Generally, the less time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, and thus, the more heavily that Fund will be invested in fixed income IC Funds. This means that Retirement Funds with less time remaining until their Target Retirement Dates and the Retirement Income Fund will have a greater percentage of their assets subject to the risks of investing in fixed income securities, which include market risk and credit risk, as compared to Retirement Funds with more time remaining until their Target Retirement Dates. Fixed income securities may decline in value, depending on various market conditions. The value of fixed income securities is generally considered to be less volatile than that of equity securities. Fixed income securities may have less risk of loss and also less potential to generate greater investment returns over a long-term period than equity securities. It is important to understand that the Retirement Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

The Retirement Income Fund may have less risk of dramatic fluctuations in asset value than the other Retirement Funds. Each of the other Retirement Funds may have less risk of dramatic fluctuations in asset value than a Retirement Fund with a later Target Retirement Date, and more risk of dramatic fluctuations in asset value than the Retirement Income Fund.

More information on the investment strategies of each acquired IC fund is available elsewhere in this prospectus.

Principal Investment Risks: When you invest in a Retirement Fund, you should consider that:

•

The Fund has market risk and credit risk based on the underlying IC Funds (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.

•

If you are considering investing in a Retirement Fund, you should read carefully all risk disclosures contained in this prospectus for the other IC Funds before investing because the Retirement Funds will own shares of such other IC Funds.

•

There is no guarantee that the allocations and reallocations of the general categories of acquired funds, the specific choices of acquired funds or the mix of such funds in each Retirement Fund will prove to be correct under all market and economic conditions, and you could lose money by investing in the Retirement Funds, as is possible with all mutual fund investments. An investment in a “fund of funds” in which allocations gradually shift over time also bears the risk that the target allocation mix, at any given time, may not be the ideal allocation mix based on the existing conditions in the financial markets.

•

It is important to note that all of the Retirement Funds have assets allocated across equity and fixed income IC Funds, and therefore each Retirement Fund is subject to the risks of investing in both equity and fixed income securities. It is also important to note that all of the Retirement Funds, with the exception of the Retirement Income Fund, have assets allocated to the International Fund, and therefore a portion of the portfolio of each Retirement Fund is subject to the risks of investing in international securities.

•

It is important to understand that the Retirement Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

•	The Retirement Fund will continue to have a significant investment in equities at and after your retirement date, which are riskier than investments in fixed income securities.

•

In addition to your anticipated date of retirement, you must consider whether a Retirement Fund will suit your tolerance for risk and your personal financial goals. For example, an investor with high tolerance for fluctuations in the value of their investments may prefer a Retirement Fund with a later Target Retirement Date that places a greater emphasis on capital appreciation, while an investor with lower tolerance for such fluctuations may prefer a Retirement Fund with an earlier Target Retirement Date that places a greater emphasis on capital preservation and current income.

Regardless of what Retirement Fund you select, the allocations of a Retirement Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.

Depending on where your Retirement Fund is in its glide path, an investment in a Retirement Fund also may be subject to General risk, Underlying Fund risk, Active Management risk, Company risk, Market risk, New Fund risk, Small-Cap risk, Mid-Cap risk, Value Stock risk, Growth Stock risk, Stock risk, Foreign Investment risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. The Principal Risks for each Retirement Fund are listed in the Summary Prospectus for that Retirement Fund. See “Principal Risks” on page 133 for specific information regarding these risks.

Allocation Funds

The Aggressive Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are sometimes referred to collectively as the “Allocation Funds.”

Each Allocation Fund invests in equity IC Funds and fixed income IC Funds, but each Fund targets different percentages to these asset classes. IC Funds in which the Allocation Funds invest are referred to as acquired funds. The targets reflect three different approaches to asset allocation based on risk tolerance.

Stock prices generally are more volatile than bond prices. Stocks historically have had a larger potential for loss, especially in the short-term, than bonds. The Aggressive Allocation Fund, because it invests primarily in equity Funds, is expected to have more market risk than the other Allocation Funds. The Conservative Allocation Fund, because it invests primarily in bond Funds, is expected to have less market risk but also may have less potential for gain over the long term than the other Allocation Funds.

Conservative Allocation Fund

Principal Objective: The Fund seeks current income and, to a lesser extent, capital appreciation.

Principal Investment Strategy: The Fund invests the majority of its assets in fixed income IC Funds and also invests in equity IC Funds.

•	The Fund’s target allocation currently is 65% of net assets in fixed income IC Funds and 35% of net assets in equity IC Funds.

•	The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 35% of its net assets in the Mid-Term Bond Fund.

•

The Fund seeks to maintain approximately 25% of its net assets in the Equity Index Fund, approximately 5% of its net assets in the Mid Cap Equity Index Fund and approximately 5% of its net assets in the International Fund.

The Adviser will periodically rebalance assets in the Fund to maintain an approximate 65%/35% relationship between fixed income IC Funds and equity IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.

From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.

Moderate Allocation Fund

Principal Objective: The Fund seeks capital appreciation and current income.

Principal Investment Strategy: The Fund invests in both equity and fixed income IC Funds.

•	The Fund’s target allocation currently is approximately 60% of net assets in equity IC Funds and approximately 40% of net assets in fixed income IC Funds.

•

The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% of its net assets in the Mid-Cap Equity Index Fund and approximately 10% of its net assets in the International Fund.

•	The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund.

The Adviser will periodically rebalance assets in the Fund to maintain an approximate 60%/40% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.

From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.

Aggressive Allocation Fund

Principal Objective: The Fund seeks capital appreciation and, to a lesser extent, current income.

Principal Investment Strategy: The Fund invests primarily in equity IC Funds and also in fixed income IC Funds.

•	The Fund’s target allocation currently is approximately 80% of net assets in equity IC Funds and approximately 20% of net assets in fixed income IC Funds.

•

The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 15% of its net assets in the International Fund, approximately 5% of its net assets in the Small Cap Growth Fund and approximately 5% of its net assets in the Small Cap Value Fund.

•	The Fund seeks to maintain approximately 20% of its net assets in the Bond Fund.

The Adviser will periodically rebalance assets in the Fund to maintain an approximate 80%/20% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.

From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.

Principal Investment Risk for the Allocation Funds:

When you invest in an asset allocation fund, you should consider that:

•

The Fund has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.

•	Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.

•

Stock prices and bond prices will increase or decrease differently, especially over the long run, and the performance of these two asset classes may offset each other during certain periods. Because the Allocation Funds hold two asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.

An investment in the Conservative Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment risk, Stock risk, Large Cap risk, Mid-Cap risk, and Foreign Investment risk. An investment in the Moderate Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. An investment in the Aggressive Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk, Foreign Investment, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 133 for specific information regarding these risks.

DESCRIPTION OF PRINCIPAL RISKS

Below are descriptions of the principal risks to which investments in the Funds are subject.

General risk: There is no assurance that a Fund will achieve its investment objective. An investment in any Fund could decline in value, and you could lose money by investing in any Fund. The investment results for a Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

Active Management risk: The Fund’s portfolio manager makes investment decisions for the Fund, but there is no guarantee that his investment strategy will produce the desired results. Securities selected through the portfolio manager’s process may be negatively impacted by factors or events not foreseen in the investment process. As a result, the Fund may have a lower return than if it were managed using another process or strategy. These risks may cause the Fund to underperform its comparative index or other funds with a similar investment objective.

Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity. This would result in reduced income.

Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Underlying Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.

Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Below-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies. See “Foreign investment risk” for information on foreign securities.

Concentration Risk: Certain funds will concentrate in the securities of a particular industry or group of industries to approximately the same extent as its comparative index. Because such a fund may invest more of its assets in securities issued by a particular industry, the fund’s performance depends to a greater extent on the overall condition of that industry and is more susceptible to events affecting that industry.

Corporate Debt risk: In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.

Emerging Markets risk: Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges, unlike traditional mutual funds. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. There are also risks associated with investing in ETFs that invest in the securities of companies located throughout the world. See “Foreign investment risk” for information on foreign securities. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:

Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. An underlying ETF may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Trading Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. Also there is no assurance that an active trading market for the shares of the ETFs will develop. The lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an underlying ETF may trade at a premium or discount to its net asset value. The performance of the Fund could be adversely impacted. Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Investment Company Risk: The Fund indirectly bears fees and expenses charged by the underlying ETFs in which it invests in addition to the Fund’s direct fees and expenses. Therefore, the cost of investing in the Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Fund.

Leveraging Risk: When an underlying ETF borrows money or otherwise leverages its holdings, the value of an investment in that underlying ETF will be more volatile and all other risks will tend to be compounded. The underlying ETF may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Passive Investment Risk: Many ETFs are not actively managed. Each underlying ETF invests in the securities included in, or representative of, its underlying index regardless of its investment merit or market trends. In addition, the underlying ETFs generally do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.

Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

Reliance on SEC Exemptive Orders: A fund may only acquire limited amounts of shares of other investment companies (including underlying ETFs). The SEC issued exemptive orders that allow the Fund to invest in such ETFs in excess of those limits, provided the ETF and the Fund meet conditions of the exemptive orders. The Fund’s ability to invest in underlying ETFs will be severely constrained without such exemptive orders.

Eurozone Investment risk: The United Kingdom’s intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments.

Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Fund returns, as the value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.

Financial Industry risk: Companies in the financial industry are subject to extensive government regulation that can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industry. Insurance companies can be subject to severe price competition. The financial services industry can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

Foreign Investment risk: An investment in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An investment in foreign securities may be subject to the following risks:

Currency risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

Settlement risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for delivery of securities) not typically associated with the settlement of U.S. investments.

Geographic risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time.

Political/Economic risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on foreign investments.

Regulatory risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Transaction costs risk: the costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Stock risk: Growth stocks are stocks considered to possess above average growth potential and generally have low dividends and higher prices relative to standard measures, such as earnings and book value. There are times when value stocks outperform growth stocks. A risk of choosing growth style investing is that it will not outperform value style investing.

Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expiration.

Index Tracking Error risk: Each Index fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant. For example, the Fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the Fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The Fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the Fund, operating expenses and trading costs all affect the ability of the Fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.

Interest Rate risk: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates are near historically low levels. Thus, Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board has ended its quantitative easing program and signaled its intention to take action that could cause interest rates to rise.

Large Cap risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Large-capitalization companies are typically companies with market capitalizations greater than $25.0 billion.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Management risk: The investment techniques and risk analyses applied by the Fund may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market risk: Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The price of equity securities may fluctuate depending on market conditions, and therefore the value of an investment in equity securities may increase or decrease dramatically at any time. A Fund may experience a substantial or complete loss on an individual stock. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, public health threats and other unforeseen events could also significantly impact issuers, economies and markets generally, including in ways that cannot necessarily be foreseen.

Mid-Cap risk: The market risk associated with mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with mid cap stocks is attributable to a number of factors, including the fact that the earnings of mid-size companies tend to be less predictable than those of larger, more established companies. Mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices. Additionally, mid-cap companies may have lower trading volume and less liquidity than larger, more established companies. The transaction costs for purchasing and selling mid-size companies may be greater than that of larger companies. The degree of risk of mid-cap companies is greater than for large cap companies since the degree of risk decreases as the capitalization increases. Mid-cap companies are typically companies with market capitalizations in the range of $5.0 billion to $30.0 billion.

Money Market risk: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Fund’s liquidity level. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.

Mortgage risk: A Fund that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity.

Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security. A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the security holder may have to reinvest proceeds received at lower yields. Unscheduled or early payments on the underlying mortgages may shorten the effective maturity of a mortgage-backed security and impact the yield and price of the security. An increase in interest rates may lead to prepayment of the underlying mortgages over a longer time period than was assumed when the mortgage-backed security was purchased, and the security holder may not receive expected levels of payments to reinvest at higher rates of return. Delay in payments on the underlying mortgages may lengthen the effective maturity of the security and impact the price and yield of the security. Fannie Mae and Freddie Mac mortgage-backed securities are now government-sponsored enterprises. In addition, terms and features of some underlying mortgages may increase the likelihood of defaults by borrowers due to declining collateral values, inability of borrowers to make scheduled payments upon interest rate resets and other factors.

New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.

Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, the Fund follows the securities included in the index during upturns as well as downturns. Due to its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. As a result, the Fund’s performance may lag the performance of actively managed funds.

Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline. This may negatively affect Fund returns, because the Fund may have to reinvest that money at the lower prevailing interest rates. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment.

Small-Cap risk: Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations because such stocks tend to experience sharper price fluctuations than large capitalization stocks. Also, since equity securities issued by companies with small-sized market capitalizations may not be traded as often as equity securities of companies with larger market capitalizations, it may be difficult for a Fund to sell small-capitalization securities at reasonable prices. Small-cap companies may have less access to credit and capital markets, limited availability of information and less liquidity. Small-cap companies may have limited resources, products and markets than those of larger, more established companies. Securities of small cap companies may be affected more greatly by economic downturns. The degree of risk for small-cap companies is greater than for mid-and large-cap companies since the degree of risk decreases as capitalization increases. Companies with small market capitalizations whose stocks the Adviser selects may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.

Stock Risk: When you invest in a Fund that invests in stocks, you should consider that:

•

The Fund is subject to market risk — the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.

•	The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

•

The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund’s investment adviser(s) will impact the Fund’s performance.

•

The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.

•	Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.

Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of underlying funds. In addition, achieving the Fund’s objective will depend on the performance of the underlying funds which depends on the underlying fund’s ability to meet their investment objectives. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective.

A Fund is subject to the same risks as the underlying funds in which it invests. The Fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent an underlying fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks. When a Fund has a greater mix of equity securities it will be less conservative and have more equity securities risk exposure. When a Fund has a greater mix of fixed-income and short-term fixed-income securities, it will be more conservative and have more fixed income securities risk exposure.

U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.

Value Stock risk: Value stocks are stocks considered to be undervalued in the marketplace and generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Value stocks are subject to the risk that they will remain undervalued. Value stocks are also subject to the risk that the Adviser’s measure of intrinsic value may not be accurate and stocks chosen by the Adviser may perform poorly. There are times when growth stocks outperform value stocks. A risk of choosing value style investing is that it will not outperform growth style investing.

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to sell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. For example, a Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Disclosure of Portfolio Securities Information

A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

MANAGEMENT OF THE FUNDS

The Advisory contract is renewed for one year periods, as approved by the Investment Company’s Board of Directors. The Advisory contract has been renewed for the year 2020. Information regarding the basis for the approval of the contract renewal by the Board will be included in the semiannual report to shareholders for the period ending June 30, 2020.

The Adviser

Mutual of America Capital Management LLC, 320 Park Avenue, New York, New York 10022-6839 (the “Adviser” or “Capital Management”) is the investment adviser for the Funds of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of the Insurance Company and the funds of the Investment Company since 1993. The Adviser had total assets under management of approximately $18.7 billion at December 31, 2019, including $10.0 billion for the Investment Company. As Adviser, Capital Management:

•	places orders for the purchase and sale of securities,

•	engages in securities research,

•	makes recommendations to and reports to the Investment Company’s Board of Directors,

•	supplies administrative, accounting and recordkeeping services for the Funds,

•	provides the office space, facilities, equipment, material and personnel necessary to perform its duties, and

•	performs reallocation and rebalancing services.

For its investment management services, the Adviser receives compensation from each Fund at an annual rate of the Fund’s net assets, calculated as a daily charge. These annual rates are:

•	All America, Composite, and Mid-Term Bond Funds — .40%

•	Bond Fund — .39%

•	Small Cap Value and Small Cap Growth Funds — .75%

•	Mid Cap Value Fund — .55%

•	Equity Index, Mid-Cap Equity Index Funds, and Small Cap Equity Index — .075%

•	International Fund — .075%

•	Catholic Values Index Fund — .15%

•	Money Market Fund — .15%

•	Allocation Funds — 0%

•	Retirement Funds — .05%

The Allocation Funds and the Retirement Funds indirectly incur advisory fees of the Adviser.

Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Funds’ investment portfolios are listed below. No information is given for the Money Market Fund because of the type of investments it makes. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.

Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer and Head of Investment Strategy of the Adviser, joined the Adviser in 2005 and has approximately 24 years of experience in the financial industry. Mr. Gaffoglio’s primary focus has been quantitative research and risk management. He has been responsible for managing the Retirement Funds and Allocation Funds since 2014 and the large cap portions of the All America Fund and Composite Fund since May 2016.

Brittain Ezzes, Senior Vice President of the Adviser, joined the Adviser in April 2020 and has approximately 16 years of experience selecting securities for and managing equity portfolios. Ms. Ezzes has co-managed the Small Cap Value Fund and Mid Cap Value Fund, and the small cap and mid-cap value segments of the All America Fund, since May 2020.

Andrew L. Heiskell, Executive Vice President of the Adviser, has approximately 51 years of experience in selecting securities for, and managing, fixed-income portfolios. Mr. Heiskell has been employed by the Adviser since 1991.

Stephen J. Rich, President and Chief Executive Officer of the Adviser, joined the Adviser in February 2004, and has approximately 28 years of experience selecting securities for and managing equity portfolios.

Jacqueline Sabella, Senior Vice President of the Adviser, joined the Adviser in January 2000, and has approximately 22 years of experience in selecting securities and managing fixed income portfolios.

Marguerite Wagner, Executive Vice President of the Adviser, joined the Adviser in 2005, and has approximately 36 years of experience selecting securities and managing equity portfolios.

Jamie A. Zendel, Senior Vice President and Head of Quantitative Research of the Adviser, handles indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 21 years of experience in the financial industry. Ms. Zendel has managed the indexed portfolio of the All America Fund; the Equity Index Fund, Mid-Cap Equity Index Fund, and International Fund since 2014; the Small Cap Equity Index Fund since 2018; and the Catholic Values Index Fund since 2020.

Equity Index Fund

The Equity Index Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

All America Fund

The large cap value and large cap growth segments of the All America Fund are managed by Joseph R. Gaffoglio. The small cap and mid-cap value segments of the Fund are managed by Stephen J. Rich and Brittain Ezzes. The small cap growth and mid cap core segments of the Fund are managed by Marguerite Wagner. The index portion of the Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Small Cap Value Fund

The Small Cap Value Fund is managed by Stephen J. Rich and Brittain Ezzes. See “Portfolio Managers” for additional information.

Small Cap Growth Fund

The Small Cap Growth Fund is managed by Marguerite Wagner. See “Portfolio Managers” for additional information.

Small Cap Equity Index Fund

The Small Cap Equity Index Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Mid Cap Value Fund

The Mid Cap Value Fund is managed by Stephen J. Rich and Brittain Ezzes. See “Portfolio Managers” for additional information.

Mid-Cap Equity Index Fund

The Mid-Cap Equity Index Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Composite Fund

The fixed income portion, of the Composite Fund is managed by Andrew L. Heiskell. The mortgage-backed securities segment of the Fund is managed by Jacqueline Sabella. The large cap equity portion of the Fund is managed by Joseph R. Gaffoglio. See “Portfolio Managers” for additional information.

International Fund

The International Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Catholic Values Index Fund

The Catholic Values Index Fund is managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Bond Fund and Mid-Term Bond Fund

The fixed income investment strategy and day-to-day operations of the Bond Fund and Mid-Term Bond Fund are managed by Andrew L. Heiskell. The mortgage-backed securities segment of each Fund is managed by Jacqueline Sabella. See “Portfolio Managers” for additional information.

Retirement Funds

The Retirement Funds are managed by Joseph R. Gaffoglio. See “Portfolio Managers” for additional information.

Allocation Funds

The Allocation Funds are managed by Joseph R. Gaffoglio. See “Portfolio Managers” for additional information.

INFORMATION ABOUT FUND SHARES

Pricing of Fund Shares

The purchase or redemption price of a Fund share is equal to its net asset value (“NAV”) that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on The New York Stock Exchange (“Exchange”) and communicated to the Fund or its Transfer Agent prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account. A Fund’s net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. For any portion of a Fund’s assets that are invested in an underlying investment company which is not an ETF, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested. The net asset value of the portion of a Fund’s net assets that are invested in ETFs is determined based on the market value of the ETF holdings. The Adviser calculates a Fund’s net asset value as of the close of trading on the Exchange on each day the Exchange is open for trading (a “Valuation Day”). Fund shares will not be priced on days that the Exchange is not open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the underlying securities may change on days when you will not be able to purchase or redeem shares of the fund or the separate account subaccount that invests in that Fund.

In determining a Fund’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).

If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Investment Company’s Board of Directors or its Valuation Committee.

Fair Value Pricing. The Investment Company strictly complies with Rule 22c-1 of the Investment Company Act of 1940 in calculating the net asset value of its shares each business day. A daily pricing routine is followed, which contains controls to ensure that all prices are properly obtained and recorded in conjunction with a computer program. Prices are obtained from Thomson Reuters for equities and from Interactive Data Corporation for fixed income securities. In the event that a price is missing from the automatic data transmission, it is obtained from these sources manually. In the unusual event that Thomson Reuters or Interactive Data Corporation cannot supply a price, for equity securities Interactive Data Corporation is the secondary pricing source and Bloomberg is the tertiary pricing source; Thomson Reuters is the secondary pricing source for fixed income securities. In the event that the secondary source, or the tertiary source for equities, cannot supply a price, then fair value pricing is used. All prices are reviewed for reasonableness by the Finance Division Pricing Unit of the Insurance Company, pursuant to an agreement with the Adviser. In the event that the Pricing Unit disagrees with the primary, secondary or tertiary pricing sources’ price determinations, or there is a material occurrence which is reasonably likely to have a substantial effect on the prices received from the pricing sources mentioned above or on the net asset value calculated from all prices received by the Investment Company, fair value pricing will be applied to arrive at a correct price or net asset value as the case may be. Fair Value is reviewed and approved by a Valuation Committee appointed by the Investment Company’s Board of Directors. The effects of using fair value pricing are to conform the prices recorded and utilized by the Investment Company in determining its net asset value to the amounts that the Investment Company reasonably views as accurate. When Fair Value Pricing takes place the prices of the securities in a portfolio that are used in creating its net asset value may differ from published or quoted prices for the same securities.

Purchase of Fund Shares

The Investment Company offers shares in the Funds to the Insurance Companies, without sales charge, for allocation to their Separate Accounts. See your variable annuity or variable life insurance prospectus or brochure for information on how to purchase and redeem investments in the separate accounts that invest in the funds. Acceptance by the Insurance Company of an order for allocating account balance to one of the separate account subaccounts constitutes a purchase order for shares of the corresponding Fund of the Investment Company.

Fund shares may also be purchased through a financial intermediary.

In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept funds or issue shares or effect subsequent transactions, including accepting additional contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.

Redemption of Shares

For investors whose interest in the Fund is through an insurance company Separate Account, you can redeem Separate Account units that invest in the fund either by calling 1-800-468-3785, or by written request to your Mutual of America Regional Office, which can be found on www.mutualofamerica.com. Fund shares held through a financial intermediary may be redeemed through the financial intermediary.

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.

We pay redemption proceeds normally within seven days of receipt of the redemption request with cash holdings or through sale of assets by the Fund, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the separate account subaccounts constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

In the unlikely event that the Money Market Fund’s weekly liquid assets fall below 30% of its total assets, and if the Board of Directors determines that it is in the best interests of the Money Market Fund, then the Money Market Fund may impose a liquidity fee as early as the same day of up to 2% on all redemptions or may temporarily suspend redemptions for up to 10 business days in any 90 day period. The Money Market Fund will discontinue the redemption fee or suspension of redemptions once the fund’s weekly liquid assets have risen to or above 30% of the Fund’s total assets, or earlier if the Board of Directors determines that it is in the best interests of the Fund to do so.

In the unlikely event that the Money Market Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, then the Money Market Fund must impose a liquidity fee of 1% on all redemptions the next business day, unless the Board of Directors determines that it would not be in the best interests of the Money Market Fund to impose such a fee, or unless the Board of Directors determines that a higher (up to 2%) or lower fee would be in the best interests of the Money Market Fund.

The Money Market Fund will notify shareholders about the imposition and lifting of redemption fees and redemption suspensions by posting a notice on the Mutual of America Life Insurance Company website. The proceeds of any redemption fee will be added to the net assets of the Money Market Fund. If the Money Market Fund’s weekly liquid assets fall below 10% of its total assets, and the Board of Directors determines that it would not be in the best interests of the Fund to continue operations, the Money Market Fund’s assets would be liquidated and your investment in the Money Market Fund would be redeemed and the proceeds handled in accordance with the terms of your life insurance policy or annuity contract.

Frequent Purchases and Redemptions of Fund Shares

Risks of frequent trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets like the International Fund, in small cap stocks that may trade infrequently like the Small Cap Value Fund and Small Cap Growth Fund, and in securities that are illiquid or do not otherwise have readily available market quotations.

The Investment Company Funds are offered to retirement plans through financial intermediaries and to the Separate Accounts of the Insurance Company and solely with respect to the Insurance Company’s variable life insurance and annuity contracts (“contracts”). The purpose of the contracts that invest in the Investment

Company Funds is to assist with the accumulation of long term retirement savings. These contracts are not intended to provide contractholders and participants with a means to engage in market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term changes in the securities markets may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Such transfer practices may cause harm to the investment performance of a Fund if transfers involve amounts which are substantial when compared to the Fund’s total net assets under management.

For the investors through the Insurance Company Separate Accounts, the Insurance Company has the exclusive relationship with the individual contractholders and, as such, aggregates all daily purchase and redemption orders received from all contractholders and participants under the contracts into a net purchase or redemption order for shares of the Funds offered by the Investment Company. Accordingly, for investments through the Insurance Company Separate Accounts, other than as discussed below, the Investment Company does not have access to the records or identities of individual contractholders or participants of the Insurance Company and may not be aware of any individual contractholder or participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur. Likewise, for investors in the funds through a retirement plan managed by a financial intermediary, the Investment Company does not have access to the records or identities of individual plan participants and may not be aware of any participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Funds will not occur.

In view of the above, the Investment Company Board has adopted and implemented the following policies and procedures with regard to frequent transfers.

The Investment Company monitors the aggregate net daily purchase or redemption activity of each Fund to make a determination, in its opinion, as to whether such aggregate net trading activity could have an adverse impact on a Fund’s investment performance. The Investment Company periodically meets with the Insurance Company and financial intermediaries to discuss any factors that may be materially impacting investment performance of the Funds, including excessive frequent transfer activity, if any. The Investment Company also periodically requests a description of the procedures and controls in place at the Insurance Company or financial intermediary to identify any excessive frequent transfer activity together with a report on whether such activity, if any, might be having an adverse effect on the investment performance of the Funds.

In this regard, the Investment Company seeks to work with the Insurance Company and financial intermediaries to discourage contractholders and participants from engaging in excessive frequent transfers which could harm the Funds’ investment performance. The Investment Company has not set a restriction on the volume or number of transactions allowed in a given period and it has not established a minimum holding period nor an exchange or redemption fee. There may be legal and technological limitations on the ability of the Insurance Company or financial intermediary to impose restrictions or limitations on the transfer practices of its contractholders and participants. Consequently, the Investment Company’s ability to monitor and discourage frequent transfer practices in a Fund may be limited. If not detected, frequent transfer practices may harm the investment performance of a Fund.

If in the Investment Company’s opinion, excessive frequent transfer activity involving material amounts is causing an adverse effect on a Fund’s investment performance, the Investment Company will request access to data of individual contractholders’ and participants’ transaction activity and instruct the Insurance Company or financial intermediary to take such actions as are appropriate to cause the activity to cease. If the Insurance Company or financial intermediary, after consultation in such circumstances, does not take reasonable steps to substantially eliminate such activity by its contractholders, the Investment Company reserves the right to reject any purchase order it receives thereafter that, in the Investment Company’s opinion, may adversely affect a Fund’s investment performance. This policy will be applied on a uniform basis.

The Investment Company has no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. The Investment Company does not accommodate frequent purchases and redemptions of Fund shares which may adversely affect a Fund’s investment performance.

Intermediaries Purchasing Shares in the Investment Company

The Separate Accounts through which contractholders participate in the Investment Company and financial intermediaries may impose frequent trading restrictions that differ from those described above. Participants should consult the prospectus of the Separate Account in which they own units for disclosures provided by the Separate Account to determine what restrictions apply to them, or consult with their financial intermediary, if applicable. The prospectuses of the Separate Account will contain a description of the Insurance Company’s policies and procedures with respect to frequent purchases and redemptions of fund shares. The restrictions described above, which are designed to prevent or minimize frequent trading that could have an adverse impact on a fund’s performance, apply to trades that occur through the Separate Accounts, based upon their net purchases or redemptions and will not be imposed in circumstances where the Separate Account’s frequent trading policies sufficiently protect Fund shareholders.

Dividends, Capital Gains Distributions and Taxes

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income (dividends) and net realized short and long term capital gains (capital gains distributions). All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund.

A Fund is not subject to federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as it meets certain federal tax law requirements including, but not limited to requirements related to source of income, diversification of assets and minimum distributions. Each Fund is treated as a separate corporation for federal income tax purposes and must satisfy the tax requirements independently.

For investors through the Insurance Company Separate Accounts, a contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.

For direct investments into the Funds, distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years, or for the period of a Fund’s operations if shorter. Information for the Catholic Values Index Fund and the 2065 Retirement Fund is not available because the funds are expected to commence operations on July 1, 2020. Information for the Small Cap Equity Index Fund and the 2060 Retirement Fund is not available for each of the past five years because the Funds commenced operations on July 2, 2018. Information for the 2055 Retirement Fund is not available for each of the past five years because the Funds commenced operations on October 1, 2016. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and other distributions). This information is excerpted from the financial statements of the Fund, which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Investment Company’s financial statements, are included in the Investment Company’s annual report, which is available upon request.

The total returns shown below do not include charges and expenses imposed at the Separate Account or variable contract level. If they did, the returns shown would have been lower. Investors should refer to their contracts regarding charges and expenses. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Fund.

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2019 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following.

Equity Index Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$3.78	$4.10	$3.49	$3.26	$3.41

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.08	0.07	0.07	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.08	(0.23)	0.67	0.32	(0.03)

Total From Investment Operations	1.16	(0.16)	0.74	0.38	0.03

Less Distributions
From Net Investment Income	(0.07)	(0.07)	(0.06)	(0.06)	(0.06)
From Net Realized Gains	(0.08)	(0.09)	(0.07)	(0.09)	(0.12)

Total Distributions	(0.15)	(0.16)	(0.13)	(0.15)	(0.18)

Net Asset Value, End of Year	$4.79	$3.78	$4.10	$3.49	$3.26

Total Return (%) (i)	31.31	(4.56)	21.65	11.80	1.24

Net Assets, End of Year ($ millions)	$3,478	$2,629	$2,712	$2,143	$1,854
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.90	1.83	1.85	2.03	1.94
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	0.13	0.14	0.14	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.13	0.13 (e)	0.14	0.15
Portfolio Turnover Rate (%) (a)	3.01	3.48	5.23	5.58	4.74

(a)	Portfolio turnover rate excludes all short-term securities.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

All America Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$2.05	$2.38	$2.29	$2.22	$2.42

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.04	0.03	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.52	(0.20)	0.39	0.21	(0.03)

Total From Investment Operations	0.56	(0.17)	0.42	0.24	—

Less Distributions
From Net Investment Income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
From Net Realized Gains	(0.16)	(0.13)	(0.30)	(0.14)	(0.15)

Total Distributions	(0.19)	(0.16)	(0.33)	(0.17)	(0.18)

Net Asset Value, End of Year	$2.42	$2.05	$2.38	$2.29	$2.22

Total Return (%) (i)	28.36	(8.27)	19.41	11.49	(0.04)

Net Assets, End of Year ($ millions)	$312	$268	$325	$296	$295
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.43	1.26	1.33	1.42	1.32
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.49	0.52	0.51	0.53	0.55
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.49	0.52	0.51	0.53	0.55
Portfolio Turnover Rate (%) (a)	26.06	17.60	22.28	40.10	14.73

Small Cap Value Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.36	$1.74	$1.69	$1.44	$1.61

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.01	0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.23	(0.24)	0.11	0.26	(0.08)

Total From Investment Operations	0.25	(0.23)	0.14	0.28	(0.06)

Less Distributions
From Net Investment Income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)
From Net Realized Gains	(0.09)	(0.13)	(0.08)	(0.02)	(0.10)

Total Distributions	(0.10)	(0.15)	(0.09)	(0.03)	(0.11)

Net Asset Value, End of Year	$1.51	$1.36	$1.74	$1.69	$1.44

Total Return (%) (i)	19.10	(14.57)	8.29	20.04	(3.40)

Net Assets, End of Year ($ millions)	$518	$428	$506	$465	$376
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.68	1.10	1.75	1.17	1.14
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81	0.81	0.81	0.82	0.83
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	0.81	0.80 (e)	0.82	0.83
Portfolio Turnover Rate (%) (a)	43.17	29.58	34.36	32.06	19.03

(a)	Portfolio turnover rate excludes all short-term securities.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

Small Cap Growth Fund

	Years Ended December 31,
	2019		2018	2017		2016	2015
Net Asset Value, Beginning of Year	$1.26		$1.54	$1.29		$1.32	$1.54

Income (Loss) From Investment Operations
Net Investment Income (Loss)	—	(h)	— (h)	—	(h)	— (h)	— (h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.32		(0.17)	0.30		0.10	(0.03)

Total From Investment Operations	0.32		(0.17)	0.30		0.10	(0.03)

Less Distributions
From Net Investment Income	—	(h)	— (h)	—	(h)	—	—
From Net Realized Gains	(0.12)		(0.11)	(0.05)		(0.13)	(0.19)

Total Distributions	(0.12)		(0.11)	(0.05)		(0.13)	(0.19)

Net Asset Value, End of Year	$1.46		$1.26	$1.54		$1.29	$1.32

Total Return (%) (i)	26.59		(12.53)	23.82		8.10	(2.39)

Net Assets, End of Year ($ millions)	$609		$483	$555		$433	$402
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.17		0.13	0.06		0.06	(0.12)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81		0.81	0.82		0.82	0.83
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81		0.81	0.80	(e)	0.82	0.83
Portfolio Turnover Rate (%) (a)	56.25		60.57	62.33		53.80	67.83

Small Cap Equity Index Fund

	Year Ended December 31,	Period Ended December 31,
	2019	2018(g)
Net Asset Value, Beginning of Year	$0.83	$1.00

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.17	(0.17)

Total From Investment Operations	0.18	(0.16)

Less Distributions
From Net Investment Income	(0.01)	(0.01)
From Net Realized Gains	(0.01)	—	(h)
Return of Capital	—	—	(h)

Total Distributions	(0.02)	(0.01)

Net Asset Value, End of Year	$0.99	$0.83

Total Return (%) (i)	22.40	(16.54	)(b)

Net Assets, End of Year ($ millions)	$29	$17
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.50	1.51	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.42	1.61	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.14	(c)
Portfolio Turnover Rate (%) (a)	97.06	81.79

(a)	Portfolio turnover rate excludes all short-term securities.
(b)	Not annualized.
(c)	Annualized.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.
(h)	Amount is less than $0.005 per share.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

Mid Cap Value Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.34	$1.71	$1.57	$1.46	$1.63

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.03	0.03	0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.33	(0.24)	0.20	0.20	(0.08)

Total From Investment Operations	0.36	(0.21)	0.23	0.22	(0.06)

Less Distributions
From Net Investment Income	(0.02)	(0.03)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.04)	(0.13)	(0.07)	(0.09)	(0.10)

Total Distributions	(0.06)	(0.16)	(0.09)	(0.11)	(0.12)

Net Asset Value, End of Year	$1.64	$1.34	$1.71	$1.57	$1.46

Total Return (%) (i)	27.04	(14.08)	14.92	16.18	(3.34)

Net Assets, End of Year ($ millions)	$99	$80	$103	$98	$82
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.85	1.51	1.55	1.48	1.45
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.66	0.65	0.64	0.66	0.65
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.66	0.65	0.64	0.66	0.65
Portfolio Turnover Rate (%) (a)	17.65	10.75	24.09	25.80	15.86

Mid-Cap Equity Index Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.93	$2.34	$2.17	$1.95	$2.16

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.03	0.03	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.47	(0.26)	0.31	0.36	(0.08)

Total From Investment Operations	0.50	(0.23)	0.34	0.39	(0.05)

Less Distributions
From Net Investment Income	(0.03)	(0.03)	(0.03)	(0.03)	(0.02)
From Net Realized Gains	(0.15)	(0.15)	(0.14)	(0.14)	(0.14)

Total Distributions	(0.18)	(0.18)	(0.17)	(0.17)	(0.16)

Net Asset Value, End of Year	$2.25	$1.93	$2.34	$2.17	$1.95

Total Return (%) (i)	26.01	(11.26)	16.05	20.51	(2.37)

Net Assets, End of Year ($ millions)	$1,681	$1,281	$1,452	$1,245	$977
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.67	1.52	1.46	1.60	1.45
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	0.14	0.14	0.15	0.16
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.14	0.14 (e)	0.15	0.16
Portfolio Turnover Rate (%) (a)	14.30	20.26	19.36	21.75	21.67

(a)	Portfolio turnover rate excludes all short-term securities.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

International Fund

	Years Ended December 31,
	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Year	$0.77	$0.90	$0.74		$0.75	$0.77

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02		0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.14	(0.13)	0.16		(0.01)	(0.01)

Total From Investment Operations	0.16	(0.11)	0.18		0.01	—

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)		(0.02)	(0.02)
From Net Realized Gains	—	— (h)	—	(h)	— (h)	— (h)

Total Distributions	(0.02)	(0.02)	(0.02)		(0.02)	(0.02)

Net Asset Value, End of Year	$0.91	$0.77	$0.90		$0.74	$0.75

Total Return (%) (i)	21.01	(13.36)	24.47		1.69	(0.63)

Net Assets, End of Year ($ millions)	$720	$509	$537		$377	$319
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.26	2.75	2.67		2.94	2.47
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d) (j)	0.12	0.12	0.12		0.13	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d) (j)	0.12	0.12	0.12	(e)	0.13	0.14
Portfolio Turnover Rate (%) (a)	3.61	—	—		3.08	—

Composite Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.67	$1.91	$1.95	$1.96	$2.00

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.04	0.04	0.04	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.28	(0.09)	0.21	0.11	(0.02)

Total From Investment Operations	0.32	(0.05)	0.25	0.15	0.02

Less Distributions
From Net Investment Income	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
From Net Realized Gains	(0.08)	(0.15)	(0.25)	(0.12)	(0.02)

Total Distributions	(0.12)	(0.19)	(0.29)	(0.16)	(0.06)

Net Asset Value, End of Year	$1.87	$1.67	$1.91	$1.95	$1.96

Total Return (%) (i)	19.37	(3.20)	13.37	7.92	0.80

Net Assets, End of Year ($ millions)	$194	$172	$190	$181	$180
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.12	2.16	2.11	2.10	1.93
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d) (j)	0.50	0.51	0.51	0.52	0.53
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d) (j)	0.50	0.51	0.50 (e)	0.52	0.53
Portfolio Turnover Rate (%) (a)	41.92	37.37	60.13	57.40	13.13

(a)	Portfolio turnover rate excludes all short-term securities.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(h)	Amount is less than $0.005 per share.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

Retirement Income Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.12	$1.17	$1.12	$1.12	$1.16

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.11	(0.03)	0.07	0.04	(0.01)

Total From Investment Operations	0.13	(0.01)	0.09	0.06	0.01

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.02)	(0.02)	(0.02)	(0.04)	(0.03)

Total Distributions	(0.04)	(0.04)	(0.04)	(0.06)	(0.05)

Net Asset Value, End of Year	$1.21	$1.12	$1.17	$1.12	$1.12

Total Return (%) (i)	11.85	(1.21)	7.35	6.18	0.49

Net Assets, End of Year ($ millions)	$138	$101	$101	$76	$63
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.87	1.82	2.01	2.26	2.35
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d) (j)	0.12	0.08	0.08	0.09	0.09
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d) (j)	0.12	0.08	0.06 (e)	0.09	0.05
Portfolio Turnover Rate (%) (a)	10.49	21.90	18.54	16.88	22.64

2010 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$0.93	$1.01	$0.99	$1.01	$1.09

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.10	(0.04)	0.06	0.04	(0.02)

Total From Investment Operations	0.12	(0.02)	0.09	0.06	—

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.03)	(0.04)	(0.05)	(0.06)	(0.06)

Total Distributions	(0.05)	(0.06)	(0.07)	(0.08)	(0.08)

Net Asset Value, End of Year	$1.00	$0.93	$1.01	$0.99	$1.01

Total Return (%) (i)	13.15	(1.93)	9.06	6.87	0.40

Net Assets, End of Year ($ millions)	$27	$24	$26	$26	$26
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.95	1.83	1.92	2.15	2.10
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.31	0.16	0.12	0.12	0.12
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.05	0.05	0.01 (e)	0.05	0.05
Portfolio Turnover Rate (%) (a)	17.52	22.75	24.48	24.58	23.28

(a)	Portfolio turnover rate excludes all short-term securities.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

2015 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$0.97	$1.07	$1.03	$1.05	$1.13

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.13	(0.06)	0.09	0.05	(0.02)

Total From Investment Operations	0.15	(0.04)	0.11	0.07	—

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.05)	(0.04)	(0.05)	(0.07)	(0.06)

Total Distributions	(0.07)	(0.06)	(0.07)	(0.09)	(0.08)

Net Asset Value, End of Year	$1.05	$0.97	$1.07	$1.03	$1.05

Total Return (%) (i)	15.34	(3.01)	10.64	7.72	0.27

Net Assets, End of Year ($ millions)	$149	$138	$155	$146	$149
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.81	1.83	1.85	2.07	2.07
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.11	0.07	0.07	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.11	0.07	0.07	0.08	0.07
Portfolio Turnover Rate (%) (a)	13.69	14.75	14.98	12.96	17.75

2020 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.12	$1.23	$1.14	$1.12	$1.18

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.17	(0.08)	0.13	0.07	(0.01)

Total From Investment Operations	0.19	(0.06)	0.15	0.09	0.01

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.05)	(0.03)	(0.04)	(0.05)	(0.05)

Total Distributions	(0.07)	(0.05)	(0.06)	(0.07)	(0.07)

Net Asset Value, End of Year	$1.24	$1.12	$1.23	$1.14	$1.12

Total Return (%) (i)	17.53	(4.04)	12.52	8.57	0.13

Net Assets, End of Year ($ millions)	$608	$515	$525	$426	$364
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.85	1.89	1.89	2.03	2.06
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%) (a)	10.33	10.84	7.09	7.99	7.76

(a)	Portfolio turnover rate excludes all short-term securities.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

2025 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.20	$1.33	$1.21	$1.17	$1.23

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.21	(0.09)	0.16	0.09	(0.02)

Total From Investment Operations	0.23	(0.07)	0.18	0.11	—

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.05)	(0.04)	(0.04)	(0.05)	(0.04)

Total Distributions	(0.07)	(0.06)	(0.06)	(0.07)	(0.06)

Net Asset Value, End of Year	$1.36	$1.20	$1.33	$1.21	$1.17

Total Return (%) (i)	19.79	(5.22)	14.44	9.84	(0.10)

Net Assets, End of Year ($ millions)	$946	$710	$686	$504	$396
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.81	1.81	1.81	1.91	1.91
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.07	0.06	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.07	0.06	0.07	0.07	0.07
Portfolio Turnover Rate (%) (a)	5.08	6.74	5.78	5.27	4.36

2030 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.24	$1.38	$1.25	$1.20	$1.27

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.24	(0.10)	0.17	0.11	(0.02)

Total From Investment Operations	0.26	(0.08)	0.19	0.13	—

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.05)	(0.04)	(0.04)	(0.06)	(0.05)

Total Distributions	(0.07)	(0.06)	(0.06)	(0.08)	(0.07)

Net Asset Value, End of Year	$1.43	$1.24	$1.38	$1.25	$1.20

Total Return (%) (i)	21.93	(6.49)	16.01	10.73	(0.22)

Net Assets, End of Year ($ millions)	$854	$617	$578	$416	$328
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.71	1.74	1.69	1.78	1.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.07	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.07	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%) (a)	4.23	5.01	5.75	5.12	4.83

(a)	Portfolio turnover rate excludes all short-term securities.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

2035 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.24	$1.40	$1.25	$1.20	$1.27

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.27	(0.12)	0.20	0.11	(0.03)

Total From Investment Operations	0.29	(0.10)	0.22	0.13	(0.01)

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	(0.05)	(0.04)	(0.05)	(0.06)	(0.04)

Total Distributions	(0.07)	(0.06)	(0.07)	(0.08)	(0.06)

Net Asset Value, End of Year	$1.46	$1.24	$1.40	$1.25	$1.20

Total Return (%) (i)	23.62	(7.36)	17.15	11.43	(0.37)

Net Assets, End of Year ($ millions)	$712	$509	$484	$352	$271
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.64	1.64	1.57	1.67	1.68
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%) (a)	3.33	4.00	4.02	4.98	5.16

2040 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.22	$1.39	$1.24	$1.19	$1.26

Income (LOSS) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.01	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.28	(0.13)	0.20	0.11	(0.03)

Total From Investment Operations	0.30	(0.11)	0.21	0.13	(0.01)

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.01)	(0.02)	(0.02)
From Net Realized Gains	(0.05)	(0.04)	(0.05)	(0.06)	(0.04)

Total Distributions	(0.07)	(0.06)	(0.06)	(0.08)	(0.06)

Net Asset Value, End of Year	$1.45	$1.22	$1.39	$1.24	$1.19

Total Return (%) (i)	24.25	(7.94)	17.40	11.66	(0.64)

Net Assets, End of Year ($ millions)	$587	$413	$393	$286	$222
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.59	1.60	1.53	1.59	1.58
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%) (a)	2.38	2.65	4.07	5.23	5.17

(a)	Portfolio turnover rate excludes all short-term securities.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

2045 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.21	$1.39	$1.24	$1.19	$1.26

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.01	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.27	(0.13)	0.20	0.12	(0.03)

Total From Investment Operations	0.29	(0.11)	0.21	0.14	(0.01)

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.01)	(0.02)	(0.02)
From Net Realized Gains	(0.05)	(0.05)	(0.05)	(0.07)	(0.04)

Total Distributions	(0.07)	(0.07)	(0.06)	(0.09)	(0.06)

Net Asset Value, End of Year	$1.43	$1.21	$1.39	$1.24	$1.19

Total Return (%) (i)	24.54	(8.29)	17.62	11.68	(0.69)

Net Assets, End of Year ($ millions)	$611	$438	$437	$332	$265
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.54	1.55	1.45	1.54	1.55
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%) (a)	2.56	3.67	4.46	3.91	4.40

2050 Retirement Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.46	$1.66	$1.45	$1.35	$1.39

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.01	0.01	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.34	(0.16)	0.25	0.14	(0.04)

Total From Investment Operations	0.36	(0.14)	0.26	0.15	(0.01)

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.01)	(0.01)	(0.01)
From Net Realized Gains	(0.05)	(0.04)	(0.04)	(0.04)	(0.02)

Total Distributions	(0.07)	(0.06)	(0.05)	(0.05)	(0.03)

Net Asset Value, End of Year	$1.75	$1.46	$1.66	$1.45	$1.35

Total Return (%) (i)	24.65	(8.74)	17.86	11.78	(0.73)

Net Assets, End of Year ($ millions)	$425	$285	$256	$164	$94
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.53	1.55	1.47	1.58	1.65
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.08	0.07	0.07	0.08	0.09
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.08	0.07	0.07 (e)	0.08	0.05
Portfolio Turnover Rate (%) (a)	2.11	2.26	3.75	2.67	2.67

(a)	Portfolio turnover rate excludes all short-term securities.
(b)	Not annualized.
(c)	Annualized.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(h)	Amount is less than $0.005 per share.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

2055 Retirement Fund

	Years Ended December 31,				Period Ended December 31,
	2019	2018	2017		2016(f)
Net Asset Value, Beginning of Year	$1.10	$1.23	$1.04		$1.00

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.01	0.01	—	(h)	—	(h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.26	(0.12)	0.19		0.04

Total From Investment Operations	0.27	(0.11)	0.19		0.04

Less Distributions
From Net Investment Income	(0.01)	(0.01)	—		—
From Net Realized Gains	(0.03)	(0.01)	—		—

Total Distributions	(0.04)	(0.02)	—		—

Net Asset Value, End of Year	$1.33	$1.10	$1.23		$1.04

Total Return (%) (i)	24.39	(8.88)	17.99		4.01	(b)

Net Assets, End of Year ($ millions)	$144	$70	$34		$3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.58	1.73	1.90		(0.05	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.12	0.11	0.14		0.50	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.12	0.05	0.05		0.05	(c)
Portfolio Turnover Rate (%) (a)	0.57	3.42	4.32		22.25	(b)

2060 Retirement Fund

	Year Ended December 31,		Period Ended December 31,
	2019		2018(g)
Net Asset Value, Beginning of Year	$0.89		$1.00

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.01		—	(h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.21		(0.11)

Total From Investment Operations	0.22		(0.11)

Less Distributions
From Net Investment Income	—	(h)	—
From Net Realized Gains	—	(h)	—

Total Distributions	—		—

Net Asset Value, End of Year	$1.11		$0.89

Total Return (%) (i)	24.53		(10.54	)(b)

Net Assets, End of Year ($ millions)	$30		$4
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.95		0.74	(b)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.51		1.54	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.05		0.05	(c)
Portfolio Turnover Rate (%) (a)	1.73		6.10

(a)	Portfolio turnover rate excludes all short-term securities.
(b)	Not annualized.
(c)	Annualized.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.
(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.
(h)	Amount is less than $0.005 per share.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

Conservative Allocation Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.17	$1.27	$1.21	$1.20	$1.25

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.03	0.03	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.14	(0.05)	0.08	0.04	(0.01)

Total From Investment Operations	0.16	(0.02)	0.11	0.07	0.01

Less Distributions
From Net Investment Income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
From Net Realized Gains	(0.03)	(0.05)	(0.02)	(0.03)	(0.03)

Total Distributions	(0.06)	(0.08)	(0.05)	(0.06)	(0.06)

Net Asset Value, End of Year	$1.27	$1.17	$1.27	$1.21	$1.20

Total Return (%) (i)	13.99	(2.04)	8.92	6.71	0.44

Net Assets, End of Year ($ millions)	$178	$150	$157	$140	$128
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.07	2.11	2.20	2.31	2.32
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.05	0.02	0.02	0.03	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.05	0.02	0.02	0.03	0.02
Portfolio Turnover Rate (%) (a)	9.54	11.70	23.64	8.89	10.58

Moderate Allocation Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.39	$1.56	$1.44	$1.41	$1.52

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.03	0.03	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.22	(0.09)	0.17	0.10	(0.03)

Total From Investment Operations	0.25	(0.06)	0.20	0.13	—

Less Distributions
From Net Investment Income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
From Net Realized Gains	(0.06)	(0.08)	(0.05)	(0.07)	(0.08)

Total Distributions	(0.09)	(0.11)	(0.08)	(0.10)	(0.11)

Net Asset Value, End of Year	$1.55	$1.39	$1.56	$1.44	$1.41

Total Return (%) (i)	19.15	(4.41)	13.72	9.08	0.16

Net Assets, End of Year ($ millions)	$433	$371	$397	$347	$316
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.91	1.95	1.90	2.08	2.09
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.03	0.02	0.02	0.02	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.03	0.02	0.02	0.02	0.02
Portfolio Turnover Rate (%) (a)	8.40	9.50	12.05	6.65	8.10

(a)	Portfolio turnover rate excludes all short-term securities.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

Aggressive Allocation Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.53	$1.77	$1.63	$1.60	$1.77

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.03	0.03	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.31	(0.14)	0.24	0.14	(0.05)

Total From Investment Operations	0.34	(0.11)	0.27	0.17	(0.02)

Less Distributions
From Net Investment Income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
From Net Realized Gains	(0.10)	(0.10)	(0.10)	(0.11)	(0.12)

Total Distributions	(0.13)	(0.13)	(0.13)	(0.14)	(0.15)

Net Asset Value, End of Year	$1.74	$1.53	$1.77	$1.63	$1.60

Total Return (%) (i)	22.74	(7.13)	16.64	10.86	(0.38)

Net Assets, End of Year ($ millions)	$320	$271	$304	$264	$249
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.69	1.74	1.65	1.74	1.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d)	0.04	0.02	0.02	0.02	0.02
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d)	0.04	0.02	0.02	0.02	0.02
Portfolio Turnover Rate (%) (a)	9.06	9.13	9.55	9.51	7.86

Money Market Fund

	Years Ended December 31,
	2019	2018	2017	2016		2015
Net Asset Value, Beginning of Year	$1.2215	$1.2040	$1.1972	$1.20		$1.20

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.0329	0.0081	0.0077	—	(h)	—	(h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.0083)	0.0124	0.0005	—	(h)	—	(h)

Total From Investment Operations	0.0246	0.0205	0.0082	—		—

Less Distributions
From Net Investment Income	(0.0146)	(0.0030)	(0.0014)	—		—
From Net Realized Gains	— (k)	—	—	—		—

Total Distributions	(0.0146)	(0.0030)	(0.0014)	—		—

Net Asset Value, End of Year	$1.2315	1.2215	$1.2040	$1.20		$1.20

Total Return (%) (i)	2.01	1.71	0.70	0.14		(0.11)

Net Assets, End of Year ($ millions)	$154	$210	$71	$63		$67
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.02	1.82	0.70	0.13		(0.11)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.24	0.20	0.25	0.28		0.26
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.24	0.20	0.24 (e)	0.28		0.26
Portfolio Turnover Rate (%) (a)	NA	NA	NA	NA		NA

(a)	Portfolio turnover rate excludes all short-term securities.
(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(h)	Amount is less than $0.005 per share.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

Mid-Term Bond Fund

	Years Ended December 31,
	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Year	$1.02	$1.04	$1.04		$1.03	$1.06

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02	0.02	0.02		0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04	(0.02)	—	(h)	0.01	(0.03)

Total From Investment Operations	0.06	0.00	0.02		0.04	—

Less Distributions
From Net Investment Income	(0.02)	(0.02)	(0.02)		(0.03)	(0.03)
From Net Realized Gains	—	— (h)	—	(h)	— (h)	— (h)

Total Distributions	(0.02)	(0.02)	(0.02)		(0.03)	(0.03)

Net Asset Value, End of Year	$1.06	$1.02	$1.04		$1.04	$1.03

Total Return (%) (i)	6.04	0.57	2.32		3.51	0.61

Net Assets, End of Year ($ millions)	$672	$587	$558		$492	$452
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.26	2.44	2.37		2.45	2.68
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.45	0.45	0.47		0.46	0.46
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.45	0.45	(e)	0.46	0.46
Portfolio Turnover Rate (%) (a)	19.47	20.12	14.18		17.52	19.07

Bond Fund

	Years Ended December 31,
	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Year	$1.41	$1.44	$1.43		$1.41	$1.45

Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.04	0.04	0.04		0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07	(0.03)	0.01		0.02	(0.03)

Total From Investment Operations	0.11	0.01	0.05		0.06	0.01

Less Distributions
From Net Investment Income	(0.04)	(0.04)	(0.04)		(0.04)	(0.05)
From Net Realized Gains	—	—	—	(h)	— (h)	— (h)

Total Distributions	(0.04)	(0.04)	(0.04)		(0.04)	(0.05)

Net Asset Value, End of Year	$1.48	$1.41	$1.44		$1.43	$1.41

Total Return (%) (i)	7.65	0.17	3.62		4.71	0.33

Net Assets, End of Year ($ millions)	$1,574	$1,346	$1,274		$1,108	$1,007
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.70	2.93	2.98		3.07	2.93
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.44	0.45	0.45		0.45	0.45
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.44	0.45	0.44	(e)	0.45	0.45
Portfolio Turnover Rate (%) (a)	13.36	10.71	10.65		13.54	27.51

(a)	Portfolio turnover rate excludes all short-term securities.
(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).
(h)	Amount is less than $0.005 per share.
(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 Park Avenue, New York, New York 10022-6839

You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the “SAI”), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the SEC’s Public Reference Room in Washington, DC. You may call 1-800-SEC-0330 to learn about the operation of the Public Reference Room.

Statement of Additional Information. The SAI contains additional information about the Investment Company and its Funds. We incorporate the SAI into this Prospectus by reference.

Semi-annual and Annual Reports. Additional information about the Funds’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Funds except the Money Market Fund) of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

How to Obtain the SAI and Reports. You may obtain a free copy of the SAI or of the most recent annual and semi-annual reports, by:

•	writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839, or

•	calling 1-800-468-3785 and asking for Mutual of America Investment Corporation.

You may obtain the SAI and the annual and semi-annual reports free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.

The SEC has an Internet website at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520.

Where to Direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.

Investment Company Act of 1940 Act File Number 811-5084

• • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • •

Prospectus dated May 1, 2020

MUTUAL OF AMERICA INVESTMENT CORPORATION

320 PARK AVENUE, NEW YORK, NEW YORK 10022

800-468-3785

EQUITY INDEX FUND	2010 RETIREMENT FUND
ALL AMERICA FUND	2015 RETIREMENT FUND
MID CAP VALUE FUND	2020 RETIREMENT FUND
MID-CAP EQUITY INDEX FUND	2025 RETIREMENT FUND
SMALL CAP VALUE FUND	2030 RETIREMENT FUND
SMALL CAP GROWTH FUND	2035 RETIREMENT FUND
SMALL CAP EQUITY INDEX FUND	2040 RETIREMENT FUND
COMPOSITE FUND	2045 RETIREMENT FUND
INTERNATIONAL FUND	2050 RETIREMENT FUND
CATHOLIC VALUES INDEX FUND	2055 RETIREMENT FUND
BOND FUND	2060 RETIREMENT FUND
MID-TERM BOND FUND	2065 RETIREMENT FUND
MONEY MARKET FUND	CONSERVATIVE ALLOCATION FUND
RETIREMENT INCOME FUND	MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

This Statement of Additional Information (SAI) is not a prospectus. You should read it in conjunction with the Mutual of America Investment Corporation (the “Investment Company” or “MOAIC”) Prospectus dated May 1, 2020, and you should keep it for future use. The Investment Company’s audited financial statements, and the independent registered public accounting firm’s report thereon, included in its most recent annual report to shareholders are incorporated by reference and made a part of this SAI. (See File No. 811-05084, filed March 6, 2020).

Copies of the Prospectus and most recent shareholder report are available to you at no charge. To obtain a copy of either document, you may write to the Investment Company at the above address or call the toll-free telephone number listed above.

INVESTMENT COMPANY’S FORM OF OPERATIONS

History and Operating Form

The Investment Company was formed on February 21, 1986 as a Maryland corporation. It is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was created to replace a former actively managed separate account of Mutual of America Life Insurance Company (“Insurance Company”).

The Investment Company issues separate classes (or series) of stock, each of which represents a separate portfolio of investments (a “Fund”). There are currently twenty-nine Funds: the Equity Index Fund, All America Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Composite Fund, International Fund, Catholic Values Index Fund, Bond Fund, Mid-Term Bond Fund, Money Market Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund (together, these thirteen Funds are sometimes referred to as the “Retirement Funds”), Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (together, these three Funds are sometimes referred to as the “Allocation Funds”). Prior to May 1, 1994, the All America Fund was known as the Stock Fund and had different investment objectives.

Offering of Shares

The Investment Company offers Fund shares to separate accounts of the Insurance Company and to certain separate accounts of the Insurance Company’s former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). In this SAI, the Insurance Company and Wilton Re are referred to as the “Insurance Companies” and the separate accounts of the Insurance Companies are referred to as the “Separate Accounts”. Effective on or after May 1, 2020, the Investment Company will also offer Fund shares to retirement plans through financial intermediaries.

Contractholders, participants and policyowners of variable annuity contracts and variable life policies issued by the Insurance Companies allocate their contributions and premiums to funds of the Separate Accounts that purchase shares in the corresponding Funds that are available to each Separate Account. The Allocation Funds, Retirement Funds, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, International Fund and Catholic Values Index Fund are not available to the American Separate Accounts, which are the Separate Accounts through which allocations may be made by owners of contracts and policies issued by the American Life Insurance Company of New York, now known as Wilton Re. The Retirement Funds and Catholic Values Index Fund are not available to Separate Account No. 3, which serves variable universal life insurance contracts. The Insurance Companies are the record holders of the Investment Company Funds’ shares.

Description of Shares

The authorized capital stock of the Investment Company consists of 18.75 billion shares of common stock, $.01 par value. The Investment Company currently has twenty-nine classes of common stock, with each class representing a Fund. The Investment Company may establish additional Funds and may allocate its authorized shares either to new classes or to one or more of the existing classes.

All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Examples of matters that would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund. The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights. Each issued and outstanding share in a Fund is entitled to participate equally in dividends and other distributions declared by the Fund and in the net assets of that Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities that are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for the excess.

INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus describes each Fund’s principal investment strategy(ies) and the related risks. You should refer to “Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks” in the Prospectus to learn about those strategies and risks.

Additional Permitted Investments

The Investment Company’s Funds may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.

Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Equity Index Fund, and Catholic Values Index Fund: In addition to common stocks, futures contracts and, in the case of the Small Cap Equity Index Fund, exchange-traded funds, the Funds may invest in:

•	futures and options,

•	exchange traded funds,

•	money market instruments, and

•	U.S. Government and U.S. Government agency obligations.

All America Fund: In addition to common stocks, the Adviser, who actively manages approximately 40% of the net assets of the All America Fund (the “Active Assets”), may invest assets in:

•	futures and options contracts,

•	exchange traded funds,

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs,

•	futures and options contracts, and

•	preferred stock.

The portion of the All America Fund invested to replicate the S&P 500® Index (the “Indexed Assets”) also may be invested in:

•	money market instruments, and

•	U.S. Government and U.S. Government agency obligations.

The Adviser may manage cash allocated to the Active Assets prior to investment in securities.

Mid Cap Value Fund: In addition to common stocks, the Mid Cap Value Fund may invest in:

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs,

•	futures and options contracts, and

•	preferred stock.

Small Cap Value Fund: In addition to common stocks, the Small Cap Value Fund may invest in:

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs,

•	futures and options contracts, and

•	preferred stock.

Small Cap Growth Fund: In addition to common stocks, the Small Cap Growth Fund may invest in:

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs,

•	futures and options contracts, and

•	preferred stock.

Composite Fund: In addition to common stocks, the equity portion of the Composite Fund may be invested in:

•	securities convertible into common stocks, including warrants,

•	preferred stock,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs, and

•	futures and options contracts.

In addition to investment grade debt securities of the type described in the Prospectus, the fixed-income portion of the Composite Fund may be invested in:

•	asset-backed securities,

•	money market instruments,

•	non-investment grade securities,

•	foreign securities,

•	options, futures contracts and options on futures contracts, and

•	equipment trust certificates.

International Fund: In addition to common stocks, iShares Funds, Vanguard exchange traded funds, and exchange traded funds that track or reflect the MSCI EAFE Index, the International Fund may invest in:

•	foreign securities and ADRs,

•	futures and options contracts, and

•	money market instruments.

Bond Fund and Mid-Term Bond Fund (the “Bond Funds”): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Fund may invest in:

•	asset-backed securities,

•	below-investment grade securities, for up to 20% of its assets,

•	foreign securities,

•	cash and money market instruments,

•	stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,

•	preferred stock,

•	options, futures contracts and options on futures contracts, and

•	equipment trust certificates.

•	The Fund does not currently invest in foreign securities, although it is possible that such investments can be made in the future.

Money Market Fund: In addition to commercial paper and U.S. Treasury Bills, the Fund may invest in any of the following kinds of money market instruments, payable in United States dollars:

•	securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality;

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negotiable certificates of deposit, bank time deposits, bankers’ acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;

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certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;

•	repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers’ acceptances;

•	variable amount floating rate notes; and

•	debt securities issued by a corporation.

The Money Market Fund may enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.

Under the Money Market Fund’s investment policy, money market instruments and other short-term debt securities means securities that have a remaining term to maturity of 397 calendar days or less. The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 60 days.

The securities in the Money Market Fund must meet the following quality requirements —

•	All of the securities held by the Money Market Fund must have a remaining maturity of 397 calendar days or less; and

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All of the securities held by the Money Market Fund must have been determined by the Money Market Fund’s Board of Directors to present minimal credit risks to the fund. Such determination must include an analysis of the capacity of the security’s issuer or guarantor to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (A) Financial condition; (B) Sources of liquidity; (C) Ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (D) Strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and issuer’s or guarantor’s competitive position within its industry.

The Adviser must provide an ongoing review of whether each security (other than any U.S. government security) continues to present minimal credit risks. Upon the occurrence of a default with respect to a portfolio security, a portfolio security ceasing to be an eligible security, or an event of insolvency with respect to the issuer of a security or the provider of any guarantee, then the Fund will sell any such securities as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Fund.

The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than U.S. government securities and repurchase agreements fully collateralized by U.S. government securities) provided that (a) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has purchased an unconditional put and (b) the Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days, provided that it does so with respect to only one issuer at any time.

Retirement Funds: In addition to shares of other Funds of the Investment Company, the Retirement Funds may each invest in:

•	securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and

•	commercial paper and other short-term paper as defined in the 1940 Act.

Allocation Funds: In addition to shares of other Funds of the Investment Company, the Aggressive Allocation, Moderate Allocation and Conservative Allocation Funds may each invest in:

•	securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and

•	commercial paper and other short-term paper as defined in the 1940 Act.

Additional Investment Strategies

Lending of Securities

The Funds have the authority to lend their securities. The Funds will not lend any securities until the Investment Company’s Board of Directors approves a form of securities lending agreement. Refer to “Fundamental Investment Restrictions”, paragraph 9, and “Non-Fundamental Investment Policies”, paragraph 9, for descriptions of the fundamental and current restrictions on lending by the Funds.

Upon lending securities, a Fund must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies, or standby letters of credit, not issued by the Fund’s banking lending agent. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.

The Fund will continue to receive interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. A Fund will have the right to terminate a securities loan at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.

Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral, however, if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.

Repurchase Agreements

The Funds have the authority to enter into repurchase agreements. A Fund may not invest more than 10% of its total assets in repurchase agreements or time deposits that mature in more than seven days. The Funds will not enter into any repurchase agreements until the Investment Company’s Board of Directors approves a form of repurchase agreement and authorizes entities as counterparties.

Under a repurchase agreement, a Fund acquires underlying debt instruments for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund’s assets.

Repurchase agreements have the characteristics of loans by a Fund and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund’s seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory. Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.

A seller of a repurchase agreement could default and not repurchase from a Fund the security that is the subject of the agreement. The Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Fund did not have actual or book entry possession of the security.

When Issued and Delayed Delivery Securities

The Funds may from time to time in the ordinary course of business purchase fixed income securities on a when-issued or delayed delivery basis, which means that at the time of purchase the price and yield are fixed, but payment and delivery occur at a future date. Upon purchase of a when-issued or delayed delivery security, a Fund will record the transaction and include the security’s value in determining its net asset value and will segregate cash, cash equivalents or other liquid securities in an amount sufficient to pay the purchase price of the security upon delivery. When the security is delivered to the Fund, its market value may be more or less than the purchase price. A Fund will enter into commitments for when-issued or delayed delivery securities only when it intends to acquire the securities, but if it does sell securities before delivery, the Fund may have a capital gain or loss.

Rule 144A Investments, Section 4(2) Commercial Paper and Illiquid Securities

Each Fund, with respect to not more than 10% of its total assets, may purchase securities that are not readily marketable, or are “illiquid”. Repurchase agreements of more than seven days’ duration and variable and floating rate demand notes not requiring receipt of the principal note amount within seven days’ notice are considered illiquid. A Fund may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Fund determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable. Refer to “Non-Fundamental Investment Policies”, paragraph 10. The Adviser will make a factual determination as to whether securities with contractual or legal restrictions on resale purchased by a Fund are liquid, based on the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace, pursuant to procedures adopted by the Board of Directors of the Investment Company. Securities that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 (the 1933 Act) shall be considered liquid, provided the Adviser has not made a contrary determination regarding liquidity in accordance with the Board’s procedures. Rule 144A permits certain qualified institutional buyers to trade in securities even though the securities are not registered under the 1933 Act. In addition, commercial paper privately placed in accordance with Section 4(2) of the 1933 Act also will be considered liquid, provided the requirements set forth in the Board’s procedures are satisfied.

Options and Futures Contracts

Each of the Funds other than the Allocation Funds and the Retirement Funds may purchase and sell options and futures contracts, as described below. Refer to “Non-Fundamental Investment Policies” below, paragraph 1, for a description of the current restrictions on the Funds’ purchase of options and futures contracts.

Each Fund may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.

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A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period.

As consideration for writing a covered call option, a Fund (the seller) receives from the purchaser a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.

Each Fund may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.

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A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.

Each Fund may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor’s 100® Index, the Standard & Poor’s 500® Index or the New York Stock Exchange Composite Index.

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A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as “contract markets” by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.

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An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a “long” position in the underlying futures contract (in the case of a call option on a futures contract), or a “short” position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.

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A Fund does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund’s custodian in the broker’s name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as “initial margin.”

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While a futures contract is outstanding, there will be subsequent payments, called “maintenance margin”, to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making, the long and short positions in the futures contract more or less valuable. This process is known as “mark to market”. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

A Fund may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.

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When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

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A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates that would cause a decline in the value of fixed-income securities held in the Fund’s portfolio.

•	A Fund may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.

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When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

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Instead of purchasing or selling futures contracts, a Fund may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.

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Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.

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As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.

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The Funds also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.

•	In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.

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When a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.

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If the price of the security underlying the option moves adversely to the Fund’s position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.

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A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.

Risks in futures and options transactions include the following:

•	There may be a lack of liquidity, which could make it difficult or impossible for a Fund to close out existing positions and realize gains or limit losses.

The liquidity of a secondary market in futures contracts or options on futures contracts may be adversely affected by “daily price fluctuation limits,” established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

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The securities held in a Fund’s portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

•	A Fund purchasing an option may lose the entire amount of the premium plus related transaction costs.

•	For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.

•	With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.

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In writing a covered call option on a security or a stock index, a Fund may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.

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The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.

Additional Information about Specific Types of Securities

Non-Investment Grade Securities

The Bond Funds may purchase non-investment grade debt securities. In addition, the Bond Funds and the other Funds that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer’s credit.

Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody’s and BB or lower by Standard & Poor’s), or unrated securities of comparable quality, are commonly known as non-investment grade securities or “junk bonds”. Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer’s industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer’s bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.

Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Fund may receive for any non-investment grade bonds to be reduced, or might cause a Fund to experience difficulty in liquidating a portion of its portfolio.

U.S. Government and U.S. Government Agency Obligations

All of the Funds may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.

U.S. Government Obligations: These securities are issued and guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of two to ten years and Treasury bonds have a maturity of 30 years.

U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority.

Instrumentalities of the United States Government that issue or guarantee obligations include, among others Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.

Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation.

Money Market Instruments

All of the Funds may purchase money market instruments, which include the following.

Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate, for which no negotiable certificate is received.

Bankers’ Acceptance. A bankers’ acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

Treasury Bills. See “U.S. Government and U.S. Government Agency Obligations” above.

Because the Money Market Fund and the other Funds generally will purchase only money market instruments that are rated high quality and have short terms to maturities, these money market instruments are considered to have low levels of market risk and credit risk.

Zero Coupon Securities and Discount Notes; Redeemable Securities

The Bond Funds and the fixed income portion of the Composite Fund may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.

Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called “original issue discount”. A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).

Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Foreign Securities and American Depository Receipts (ADRs)

In addition to investing in domestic securities, each of the Funds other than the Money Market Fund and the Allocation Funds may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

The Investment Company has a non-fundamental investment policy that limits foreign securities, including foreign exchange transactions, and ADRs to 25% of a Fund’s total assets, except that this policy does not apply to the International Fund. (See “Non-Fundamental Investment Policies”, paragraph 2.) The Investment Company currently anticipates that no Fund, except for the International Fund, will invest more than 10% of its total assets in foreign securities or foreign exchange transactions.

The Investment Company will consider special factors before investing in foreign securities and ADRs. These include:

•	changes in currency rates or currency exchange control regulations,

•	the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,

•	less liquidity and more volatility in foreign securities markets (not applicable to ADRs),

•	the impact of political, social or diplomatic developments, and

•	the difficulty of assessing economic trends in foreign countries.

The Funds could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher.

Exchange Traded Funds

An exchange traded fund (ETF) is a type of investment company that is similar to an index fund in that it primarily invests in securities of companies that are included in a particular market index. The shares of ETFs are traded on an exchange, similar to shares of stocks. The Equity Index Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund, Catholic Values Index Fund, and the passive portion of the All America Fund may invest in ETFs that track the index to invest available cash to attempt to efficiently and cost effectively keep the Fund fully invested on a daily basis in an attempt to minimize deviation from the performance of its respective index. The International Fund may invest in ETFs that reflect, replicate or closely follow the holdings in the MSCI EAFE Index. As described in the Prospectus, the International Fund’s ability to invest in underlying ETFs will be severely constrained unless the underlying ETFs have received exemptive orders from the SEC permitting such investments in excess of the limitations set forth in the 1940 Act and both the underlying ETFs and the International Fund take all appropriate measures to comply with the terms and conditions of such orders. Other risks associated with investments in ETFs are described in more detail in the Prospectus.

Convertible Securities

The Bond Funds and the fixed income portion of the Composite Fund may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.

Equipment Trust Certificates

The Bond Funds and the fixed income portion of the Composite Fund may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.

The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its total assets in equipment trust certificates.

Asset-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.

Changes in interest rates may significantly affect the value of these securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Fund will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The creditworthiness of an issuer of asset-backed securities also may impact the value of the securities.

The Investment Company currently has a non-fundamental investment policy that no Fund will:

•	invest more than 10% of its total assets in asset-backed securities,

•	invest in interest-only strips or principal-only strips of asset-backed securities, or

•	purchase the most speculative series or class of asset-backed securities issues.

Mortgage-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under “Description of Principal Risks”.

The Investment Company currently has a non-fundamental investment policy that no Fund will:

•

if the Fund invests primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also considered to be U.S. Government or U.S. Government agency securities,

•	if the Fund invests primarily in equity securities, invest in mortgage-backed securities unless they are also considered to be U.S. Government Securities,

•	invest in interest-only strips or principal-only strips of mortgage-backed securities, or

•	purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues.

Warrants

The Bond Funds and the fixed income portion of the Composite Fund may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its assets in warrants.

Preferred Stock

The Bond Funds and the fixed income portion of the Composite Fund may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation’s assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation’s shareholders.

An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation’s earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer’s earnings.

Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.

Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 10% of its assets in preferred stock.

Insurance Law Restrictions

Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts. If necessary in order for shares of the Investment Company’s Funds to remain eligible investments for the Separate Accounts, a Fund may from time to time limit the amount of its investments in certain types of securities, such as foreign securities and debt or equity securities of certain issuers.

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The Advisor to each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the Advisor is not subject to registration or regulation as commodity pool operator under that Act with respect to its provision of services to each Fund.

The CFTC recently adopted certain rule amendments that, once effective, may impose additional limits on the ability of the Funds to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such Fund. It is expected that the Funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the Advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the Funds. In the event that one of the Funds engages in transactions that necessitate future registration with the CFTC, the Advisor will register as a commodity pool operator and comply with applicable regulations with respect to that Fund.

To the extent required by law, each Fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies. The Funds may not change these policies unless a majority of the outstanding voting shares of each affected Fund approves the change. A majority of the outstanding voting shares means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. No Fund will:

1.	underwrite the securities issued by other companies, except to the extent that the Fund’s purchase and sale of portfolio securities may be deemed to be an underwriting;

2.	purchase physical commodities or contracts involving physical commodities;

3.

based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies; in addition the Money Market Fund will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;

4.

based on its investment in an issuer’s voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund;

5.	issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;

6.

invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities, except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry. For Funds that invest in other Funds and/or exchange traded funds, the Fund will look through to the underlying Funds and/or exchange traded funds to ensure compliance with this policy;

7.

purchase real estate or mortgages directly, but a Fund may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;

8.

borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s borrowing to 33 1⁄3% of total assets (including the amount borrowed)

minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or

9.

lend assets to other persons (with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s lending to 33 1⁄3% of its total assets, or pursuant to any exemptive relief granted by the SEC.

Current 1940 Act provisions applicable to fundamental investment restriction #3 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies;

Current 1940 Act provisions applicable to fundamental investment restriction #4 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund.

With respect to fundamental investment restriction #6 above: The Money Market Fund does not invest more than 25% of its total assets in the financial services industry. At the time of the next shareholder vote, the Fund will seek approval of the shareholders to remove from fundamental investment restriction #6 the language stating “except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry.”

With respect to fundamental investment restriction #6 above: The Equity Index Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund and Catholic Values Index Fund will be concentrated to the same degree as the index each Fund tracks.

With respect to fundamental investment restriction #6 above: The International Fund will look through to the investments of the underlying funds to determine the Fund’s concentration.

Current 1940 Act provisions applicable to fundamental investment restriction #8 above: The 1940 Act and rules thereunder currently limit a Fund’s borrowing to 33 1⁄3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three days (excluding Sundays and holidays).

Current 1940 Act provisions applicable to fundamental investment restriction #9 above: The 1940 Act and rules thereunder currently limit a Fund’s lending to 33 1⁄3% of its total assets, with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan for this purpose.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment restrictions are not fundamental policies. They may be changed without shareholder approval by a vote of the Board of Directors of the Investment Company, subject to any limits imposed by the 1940 Act or applicable regulatory authorities and subject to each Fund’s investment objectives and permitted investments. No Fund will:

1.

purchase or sell options or futures contracts or options on futures contracts unless the options or contracts relate to U.S. issuers or U.S. stock indexes and are not for speculation, and in addition (i) a Fund may write only covered call options and may buy put options only if it holds the related securities, (ii) a Fund may invest in futures contracts to hedge not more than 20% of its total assets, and (iii) premiums paid on outstanding options contracts may not exceed 5% of the Fund’s total assets;

2.	with the sole exception of the International Fund, invest in foreign exchange nor invest more than 25% of its total assets in securities of foreign issuers and American Depository Receipts (ADRs);

3.	invest for the purpose of exercising control over management of an issuer (either separately or together with any other Funds);

4.	make short sales, except when the Fund owns or has the right to obtain securities of equivalent kind and amount that will be held for as long as the Fund is in a short position;

5.

if its investment policy is to invest primarily in equity securities, purchase mortgage-backed securities unless they are also U.S. Government Securities, or if its investment policy is to invest primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also U.S. Government Securities;

6.

invest in the securities of any registered investment company except as permitted under the Investment Company Act of 1940 and the rules thereunder, as amended from time to time, or by any exemptive relief granted by the SEC, except that the Funds other than the Allocation Funds and the Retirement Funds may not acquire any securities of registered open-end investment companies in reliance on the provisions of Section 12(d)(1)(F) or (G) of the 1940 Act;

7.

purchase securities on margin, except that credits for the clearance of portfolio transactions and the making of margin payments for futures contracts and options on futures contracts shall not constitute the purchasing of securities on margin;

8.

borrow money except for temporary or emergency purposes (not for investment or leveraging) or under any reverse repurchase agreement, provided that a Fund’s aggregate borrowings may not exceed 10% of the value of the Fund’s total assets and it may not purchase additional securities if its borrowings exceed that limit;

9.	lend more than 10% of its assets;

10.

invest more than 10% of its total assets (5%, in the case of the Money Market Fund) in securities that are considered to be illiquid because they are subject to legal or contractual restrictions on resale or are otherwise not readily marketable, including repurchase agreements and time deposits that do not mature within seven days but excluding Rule 144A securities and other restricted securities that are determined to be liquid pursuant to procedures adopted by the Board of Directors;

11.	invest more than 5% of its total assets in equipment trust certificates;

12.	invest more than 10% of its total assets in asset-backed securities or purchase the most speculative series or class of asset-backed securities issues;

13.	purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues;

14.	invest in interest-only strips or principal only strips of asset-backed securities, mortgage-backed securities or other debt securities;

15.	invest more than 5% of its assets in warrants; or

16.	invest more than 10% of its assets in preferred stock.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective. Should a Fund takes a temporary defensive position, it may change its allocation among the asset classes in which the Fund invests, including by increasing the percentage of cash held by the Fund.

Disclosure of Portfolio Securities Information. The policies and procedures of the Investment Company with respect to disclosure of portfolio securities information are set forth in its compliance manual, which has been approved and adopted by the Board of Directors. The Board has also approved the Principal Underwriter’s, Adviser’s and other service providers’ written compliance policies and procedures, which contain their policies and procedures with respect to disclosure of portfolio securities information. The Investment Company posts its top 10 holdings on its website each month. Typically the information is five to ten calendar days old when posted. The Investment Company discloses to shareholders and others only information that is made available to the public, on a quarterly basis. With the sole exception of certain disclosures to certain parties (“Recipients”) that are for legitimate business purposes and beneficial to the Investment Company, such as providing information reasonably requested by regulatory authorities, by consultants and rating services, no information on portfolio securities will be disclosed to any party until it has first been made available to the public on the Investment Company’s website. Requests by Recipients will be reviewed on a case-by-case basis, and aside from the agreements described below, there are no ongoing arrangements for disclosing information to Recipients. Any disclosures to Recipients may be made only with advance approval of the Chief Executive Officer (“CEO”), Chief Compliance Officer (“CCO”) and counsel, must contain limitations on use, and, if the requested disclosure should include information not already available to the public as stated above, it must be covered by a confidentiality and nondisclosure agreement which includes an agreement not to use the information to make trading decisions on behalf of the Recipient or others.

With respect to the Money Market Fund the Money Market Fund makes certain portfolio holdings information pursuant to Rule 2a-7 of the Investment Company Act of 1940 available monthly on Mutual of America Life Insurance Company’s public website by posting the required information as of the last business day of the previous month, no later than the 5th business day of the month. This information will be maintained on the website for 6 months after posting, and a link is provided to the Fund information on the SEC website. Additionally the Fund provides the SEC with more detailed portfolio holdings information pursuant to Rule 2a-7 via a monthly electronic filing on Form N-MFP. Such information will be submitted electronically to the SEC as of the last business day of the prior month within 5 business days after the end of each month, in an eXtensible Markup Language (“XML”) tagged data format. A link to the Form N-MFP filings is provided on Mutual of America Life Insurance Company’s public website. As of April 14, 2016, pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Fund made certain portfolio holdings information available daily on Mutual of America Life Insurance Company’s public website by posting the required information each business day as of the end of the preceding business day. The website includes information for each day of the preceding six months, and a link is provided to the Fund information on the SEC website.

Recipients at the present time include third-parties that calculate information derived from holdings for use by the Adviser, a third-party that assists with the administration of the codes of ethics, third parties that supply analyses of holdings, and may include reputable ratings and ranking organizations. Entities receiving this information must agree to: reasonably ensure that the holdings information will be kept confidential, prevent employee use of the information for their personal benefit, and restrict the nature and type of information that they may disclose to third-parties. Primary reliance is placed on the reputation and experience of the third party in properly handling confidential information and non-disclosure agreements when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the prior paragraph under agreements containing confidentiality obligations are: ICE Data Services (provides fixed income pricing for the purposes of NAV calculation, full or partial fund holdings daily, with no lag time); Factset Research Systems Inc. (equity quantitative analytical application that provides attribution analysis for the portfolios, full or partial fund holdings daily, no lag time); Bloomberg Finance, L.P., (provides a trading platform for fixed income and equity securities, provides a comprehensive listing of portfolio security holdings and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Reuters (provides equity pricing for the purposes of NAV calculation and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Princeton Financial Systems (provides the accounting system, where the data is hosted by the Investment Company but PFS has periodic access for fixes, patches and upgrades, full or partial fund holdings available daily but provided periodically when needed no more frequently than monthly, no lag time); Brown Brothers Harriman & Co. (performs fund accounting and calculates daily NAV, no lag time); Clearwater, LLP (provides analytics and calculates daily shadow NAV, no lag time); Bondedge (provides fixed income quantitative analytical application, full or partial holdings daily, no lag time); GT Analytics (provides best execution analysis, on a quarterly basis transactions are sent to GT, several days after the end of each quarter); Institutional Shareholder Services (a unit of Risk Metrics, the proxy voting service for portfolio shares, that provides a daily feed of custodial holdings); and Compliance Science (used to monitor persons subject to the codes of ethics for their compliance with the codes of ethics including black-out periods, is provided equity and fixed income transaction data daily). Mutual of America Capital Management LLC as Adviser manages the portfolio and is therefore aware of all portfolio holdings information whether public or non-public on a daily basis.

Since there has been no disclosure to other Recipients of information which is not otherwise publicly available, there are no other confidentiality agreements in effect as of May 1, 2020 for Recipients. Because of this strict policy on disclosure, the potential for conflict of interest is very low, and the prior approval of the CEO and CCO for disclosure to Recipients, in part, seeks to determine and eliminate such conflicts as may arise and to assure that disclosure of information to Recipients is in the best interests of the Fund’s shareholders. Aside from the above listed agreements, there are no special or routine arrangements to permit disclosure of portfolio securities information that is not already available to the public. Further, it is the Investment Company’s policy that neither the Investment Company, nor the Adviser, nor any other party receives any compensation for any disclosure of portfolio securities information by the Investment Company.

MANAGEMENT OF THE INVESTMENT COMPANY

Directors and Officers

The tables below show information about the Directors and officers of the Investment Company. The Directors of the Investment Company consist of eight individuals, seven of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”). There is currently one vacancy among the Independent Directors due to the retirement of Patrick J. Waide, Jr. on April 20, 2020. The Directors are responsible for the overall supervision of the Investment Company’s operations and perform the various duties imposed on the directors of investment companies by the 1940 Act and the laws of Maryland. The Directors elect officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.

The Investment Company does not hold annual meetings of shareholders, and each Director, except for Mr. Roth and Mr. Grayson who were appointed by the Board of Directors, has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or the Insurance Company with the exception of serving on the Board of Directors of Mutual of America Institutional Funds, Inc. (“Institutional Funds” or “MOAIF”) and Mutual of America Variable Insurance Portfolios, Inc. (“Variable Insurance Portfolios” or “MOAVIP”), an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. James J. Roth serves as director of two other investment companies advised by or affiliated with the Adviser, Mutual of America Institutional Funds, Inc., and Mutual of America Variable Insurance Portfolios, Inc.

Currently, the Chairman of the Board is an interested person of the Fund and is also the Chief Executive Officer. The Board has an Audit Committee consisting entirely of the independent directors. The Audit Committee serves as the Nominating Committee as and when required. The Board has determined that the Board’s current structure, with an interested person as Chairman of the Board is satisfactory given the characteristics of the Corporation and its business and the Board considered the potential for conflicts of interest, in its determination with regard to the interested Chairman of the Board. The Board has determined that the Chairman of the Audit Committee has historically functioned as the Lead Director of the disinterested members of the Board of Directors. The Board has determined that the Disinterested Director serving at any given time as Chair of the Audit Committee shall also be the Lead Director who shall preside at separate meetings of the Disinterested Directors, communicate concerns and issues raised by the Disinterested Directors to management and others as appropriate, preside at the annual Board Self-Assessment and whenever appropriate, shall be the spokesperson for the Disinterested Directors. The Fund’s bylaws have been amended to reflect this determination. Currently the acting Audit Committee Chairman and Lead Director is John W. Sibal. Mr. Waide served as Audit Committee Chairman and Lead Director prior to his retirement.

Board oversight of risk is carried out through Board reports and Audit Committee reports. The Board receives directly detailed reports at each quarterly meeting on the financial situation of the Corporation, the performance of the Corporation’s funds, portfolio management matters, a Chief Compliance Officer Report covering the Corporation’s Codes of Ethics, Compliance Policy and other matters, a Frequent Trading report, reports confirming compliance with Rule 2a-7, procedures, valuation procedures, and the trading policy of the Corporation, and regulatory updates. In addition, on a periodic basis the Board directly receives reports on the annual Compliance Report, proxy voting of the Funds’ securities, the Investment Advisory and Distribution Agreements, the Corporation’s Fidelity Bond and annual updates to the Corporation’s registration statement. The independent directors making up the Audit Committee receive quarterly reports from the inside and independent auditors, review annual Audit Reports, review the Corporation’s insurance coverages and examine the quarterly and annual financial statements in detail.

The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board. A brief description of such skills and experience for each Director follows:

•

James J. Roth. Mr. Roth is the Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company, a position he has held since March 2013. Prior to that date, Mr. Roth was the Executive Vice President and General Counsel since April 2009, and prior to that, the Executive Vice President and Deputy General Counsel, and prior to that, the Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company. Mr. Roth is also Chairman, President and CEO of Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc., and Mutual of America Variable Insurance Portfolios, Inc., and was elected to the Mutual of America Life Insurance Company Board of Directors as of March 3, 2016. Prior to joining Mutual of America in January 2006, Mr. Roth was a Regional Compliance Officer for AmeriChoice, a health insurer. Mr. Roth previously served as a Special Agent of the Federal Bureau of Investigation for 25 years, serving as Chief Counsel of the Bureau’s New York Office for almost 13 years prior to his retirement. He received a B.A. (1971) and an M.A. (1975) in economics from Fordham University and a J.D. from Fordham University School of Law in 1983. Mr. Roth also currently serves on the Board of the Mutual of America Foundation, serves on the Lawyers Committee for the Inner-City Scholarship Fund, and was an Adjunct Professor of Law at Fordham University School of Law from 2001-2016. Mr. Roth brings many years of legal and industry experience and knowledge to the Board.

•

Carolyn N. Dolan. Ms. Dolan is an Executive Vice President, Head of Direct Client Investments at Fiera Capital Inc. in New York City. Prior thereto she was Managing Principal and Portfolio Manager of Samson Capital Advisors, L.L.C. in New York City, where she served as a member of the Advisory Committee, Investment Committee and Management Committee. She was a co-founder of OFFITBANK, which was merged with Wachovia in 2002, and she remained after the merger as Managing Director of Wachovia’s Offit Investment Group. Prior to that, she was employed by Julius Baer Securities, Oppenheimer Capital Corporation and Equitable Life Insurance, in capacities ranging from portfolio manager to analyst. She is a Chartered Financial Analyst (CFA), and received her undergraduate degree from Marymount College, followed by a Master’s degree from the Columbia School of Social Work and a Master’s degree from Columbia University Business School. She is a trustee of Fordham University where she serves as on the Audit and Finance/Investment Committees. In June 2014, Ms. Dolan was elected as a trustee of the Board of Trustees of Market Street Trust Company, where she serves on the Audit and Compensation Committees. She is a member of the Economic Club of New York. She has been a member of the Board of Institutional Funds since May 2008, a Board Member of the Investment Company since April 2011, and a Board Member of Variable Insurance Portfolios since November 2019. She brings deep investment advisory and portfolio structuring experience to the Board.

•

Stanley E. Grayson. Mr. Grayson, currently retired, most recently served as the Vice Chairman and Chief Operating Officer at M.R. Beal & Company, until the firm was acquired by Blaylock Robert Van LLC. Prior thereto, he served as the Managing Director and Manager of the Public Finance Department at Prudential Securities, Inc. That position was preceded by his service as a Vice President at Goldman, Sachs & Co. in the Municipal Bond Department, Fixed Income Division. Prior to his career in investment banking, he held several senior positions within the government of the City of New York under the administration of Former Mayor Edward J. Koch, including Deputy Mayor for Finance and Economic Development. Prior thereto, he served as an attorney in the Law Department of Metropolitan Life Insurance Company in New York City. He is a director of TD Bank, N.A., and serves on its Audit Committee and HR/Compensation Committee. He is also a director of the YMCA of Greater New York and serves as the Chair of the Public Policy Committee and is a Member of the Finance Committee. He serves on the Board of Trustees for the College of the Holy Cross. Mr. Grayson received his Bachelor of Arts in Economics from the College of the Holy Cross, followed by earning a Juris Doctorate from University of Michigan Law School, and is a retired member of the New York State Bar Association. He has been a member of the Board of Institutional Funds and Investment Corporation since November 2017, and a member of the Board of Variable Insurance Portfolios since November 2019. He brings investment banking and public finance experience, and legal expertise to the Board.

•

LaSalle D. Leffall, III. Mr. Leffall currently is the President and Founder of LDL Financial, LLC, a corporate advisory and investment firm with an emphasis on real estate and financial services. Prior thereto, he served as Acting Chief Executive Officer of The NHP Foundation, which owned thousands of affordable housing units in 14 states, and had also served as President, Chief Operating Officer and Chief Financial Officer of that firm. This experience was preceded by six years as a mergers and acquisitions investment banker, first at Credit Suisse First Boston, and then at UBS, where he handled complex commercial and financial transactions, including debt, equity and merger and acquisition matters. Prior to his career in investment banking, Mr. Leffall spent four years at the law firm of Cravath, Swaine & Moore. Mr. Leffall is a member of the Economic Club of Washington, D.C. He is a director of the Federal Home Loan Bank of Atlanta, where he previously served as chair of the Finance Committee and a member of the Audit and Enterprise Risk and Operations Committees. Mr. Leffall received his Bachelor of Arts in History Magna Cum Laude from Harvard University, followed by simultaneously earning a Juris Doctorate from Harvard Law School Cum Laude and a Master’s in Business Administration with second year honors from Harvard Business School. Mr. Leffall is admitted to the bars of New York and Washington, D.C. He was elected to the Investment Company and Institutional Funds Boards in April 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. He brings a wealth of financial and legal expertise to the Board from his over 20 years of intensive work in the finance and business sector, including experience in mergers and acquisitions.

•

John W. Sibal. Mr. Sibal currently serves as a Director, President and Chief Executive Officer of Eustis Commercial Mortgage Corporation, a commercial mortgage company in New Orleans, Louisiana. Prior thereto, he served as a Vice President and Treasurer at a New Orleans based savings bank. That experience was preceded by working his way up from Economic Analyst to Assistant Treasurer for a multinational energy company, concentrating in economic analysis, finance and corporate planning. Mr. Sibal serves as a Junior Warden and Vestry member of Christ Church Cathedral in New Orleans. Mr. Sibal received a Bachelor of Arts in Economics from Harvard University. He was elected to the Investment Company and Institutional Funds boards in April 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. He brings to the Board over 40 years of financial and business experience, with a focus on economic analysis, including over 25 years in the commercial mortgage field.

•

Margaret M. Smyth. Ms. Smyth is currently US Chief Financial Officer at National Grid. Previously, she was Vice President of Finance at Con Edison and prior thereto, she was the Chief Financial Officer and Vice President, Finance of Hamilton Sundstrand, in Windsor Locks, Connecticut, a United Technologies company. Prior to that, she was Vice President and Controller of United Technologies Corporation, Vice President and Chief Accounting Officer of 3M Company and Managing Partner at Deloitte Touche. Prior to joining Deloitte Touche, she was Partner in Charge of the North America Media Practice for Arthur Andersen. Ms. Smyth is a Certified Public Accountant (C.P.A.) with a Bachelor’s degree in economics from Fordham University and a Master’s degree in Accounting from New York University. She serves on the board of Concern Worldwide and is a trustee fellow of Fordham University. She is a member of the Aspen Institute Global Leadership Network and a member of Women Corporate Directors. Ms. Smyth has been a member of the Board of the Investment Company since 2007, was elected to the Institutional Funds Board in April 2011, and has been member of the Board of Variable Insurance Portfolios since November 2019. Ms. Smyth currently serves as the Financial Expert for the Audit Committees for Institutional Funds, Investment Corporation and Variable Insurance Portfolios. Ms. Smyth brings to the Board intensive accounting and financial experience gained through public accounting practice and serving at the highest levels of large public companies.

•

William E. Whiston. Mr. Whiston is currently the Chief Financial Officer for the Archdiocese of New York, where he is responsible for the oversight of the Financial Office and financial operations of various organizations that are directly responsible to the Archdiocese. Prior to joining the Archdiocese, Mr. Whiston was Executive Vice President and member of the United States Management Board at Allied Irish Bank. In his 29 years at Allied Irish Bank, he handled many key functions, including head of acquisitions and brand development, head of e-commerce and information technology head of church and non-profit financial consulting services and head of operations. Mr. Whiston holds an undergraduate degree from Pace University and a Master’s in Business Administration from New York University. He is currently a trustee and Treasurer of the Trustees of St. Patrick’s Cathedral in New York City and a Trustee of St. Joseph’s Seminary. Mr. Whiston is a director of Sterling National Bank. He has also been honored by the Catholic Church by being named a Knight of the Holy Sepulchre and a member of the Pontifical Equestrian Order of St. Gregory the Great. Mr. Whiston was appointed to fill a vacancy on the Investment Company Board in November 2010, effective February 17, 2011 and was elected to the Institutional Funds Board in April 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. Mr. Whiston brings to the Board a varied financial background with strong experience in finance issues of non-profits.

Independent Directors

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Carolyn N. Dolan, age 73	Director	since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	63	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Institutional Funds, Inc.; Mutual of America Variable Insurance Portfolios, Inc.

Stanley E. Grayson, age 69	Director	since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	63	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Institutional Funds, Inc.; Mutual of America Variable Insurance Portfolios, Inc.

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

LaSalle D. Leffall, III, age 57	Director	since April 2011	President and Founder of LDL Financial, LLC	63	Director, Federal Home Loan Bank of Atlanta; Mutual of America Institutional Funds, Inc.; Mutual of America Variable Insurance Portfolios, Inc.

John W. Sibal, age 67	Director	since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	63	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Institutional Funds, Inc.; Mutual of America Variable Insurance Portfolios, Inc.

Margaret M. Smyth, age 56	Director	since February 2007	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	63	Director, Etsy, Inc.; Director, BritishAmerican Business Association; Trustee Fellow, Fordham University; Director, National Grid USA; Director, Organization for International Investment; Mutual of America Institutional Funds, Inc.; Mutual of America Variable Insurance Portfolios, Inc.

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

William E. Whiston, age 66	Director	since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	63	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Institutional Funds, Inc.; Mutual of America Variable Insurance Portfolios, Inc.

Interested Directors

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

James J. Roth, age 70	Chairman President, and Chief Executive Officer	Since August 2015	Senior Executive Vice President and General Counsel of Mutual of America since March 2013; Chairman, President and CEO of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015 and of Mutual of America Variable Insurance Portfolios, Inc. since April 2019	63	Mutual of America Life Insurance Company; Mutual of America Institutional Funds, Inc.; Mutual of America Variable Insurance Portfolios, Inc.; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)

Chris W. Festog, age 58	Senior Executive Vice President, Chief Financial Officer and Treasurer	since April 2013	Senior Executive Vice President and Chief Financial Officer since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America since March 2015; prior thereto Executive Vice President and Deputy Treasurer	63	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Diana H. Glynn, age 55	Senior Vice President and Internal Auditor	since April 2017	Senior Vice President and Internal Auditor, Mutual of America as of April 2017; Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc., Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc.; prior thereto Vice President, Internal Audit, Mutual of America	63	None

Kathryn A. Lu, age 59	Executive Vice President and Chief Compliance Officer	since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc., Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc.	63	None

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)

Christopher M. Miseo, age 64	Senior Vice President and Chief Accounting Officer	since March 2013	Senior Vice President and Director of Accounting & Financial Reporting, Mutual of America	63	None

Scott H. Rothstein, age 54	Executive Vice President, Deputy General Counsel and Corporate Secretary	since April 2013	Executive Vice President, Deputy General Counsel, and Interim Corporate Secretary Mutual of America, since September 2019; prior thereto Executive Vice President and Deputy General Counsel, Mutual of America, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Institutional Funds, Inc. and Mutual of America Investment Corporation, since April 2013 and Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Variable Insurance Portfolios, Inc. since November 2019	63	None

Michelle A. Rozich, age 46	Senior Vice President and Internal Auditor	since March 2018	Senior Vice President and Internal Auditor, Mutual of America as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc., Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc. ; formerly Audit Senior Manager, KPMG LLP	63	None

(1)	The address of each director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.

Officers and Directors who are participants under group or individual variable accumulation annuity or life insurance contracts issued by the Insurance Company or Wilton Re, may allocate portions of their account balances to one or more of the Investment Company’s Funds. At December 31, 2019, the Investment Company’s officers and its interested director each had $100,000 or more in accounts under such contracts. The following table shows the amounts allocated to each Fund under contracts owned by each director of the Investment Company as of December 31, 2019.

Dollar Range of Equity Securities in the Funds
Fund	James J. Roth			Carolyn N. Dolan	Stanley E. Grayson	LaSalle D. Leffall	John W. Sibal	Margaret M. Smyth	Patrick J. Waide, Jr.	William E. Whiston
Equity Index	$	[Over 100,000	]	None	None	None	None	None	None	None
All America		None		None	None	None	None	None	None	None
Small Cap Value		None		None	None	None	None	None	None	None
Small Cap Growth		None		None	None	None	None	None	None	None
Mid Cap Value		None		None	None	None	None	None	None	None
Mid-Cap Equity Index	$	[Over 100,000	]	None	None	None	None	None	None	None
Composite		None		None	None	None	None	None	None	None
International		None		None	None	None	None	None	None	None
Money Market		None		None	None	None	None	None	None	None
Mid-Term Bond		None		None	None	None	None	None	None	None
Bond		None		None	None	None	None	None	None	None
Retirement Income		None		None	None	None	None	None	None	None
2010 Retirement		None		None	None	None	None	None	None	None
2015 Retirement		None		None	None	None	None	None	None	None
2020 Retirement		None		None	None	None	None	None	None	None
2025 Retirement		None		None	None	None	None	None	None	None
2030 Retirement		None		None	None	None	None	None	None	None
2035 Retirement		None		None	None	None	None	None	None	None
2040 Retirement		None		None	None	None	None	None	None	None
2045 Retirement		None		None	None	None	None	None	None	None
2050 Retirement		None		None	None	None	None	None	None	None
2055 Retirement		None		None	None	None	None	None	None	None
2060 Retirement		None		None	None	None	None	None	None	None
Conservative Allocation		None		None	None	None	None	None	None	None
Moderate Allocation		None		None	None	None	None	None	None	None
Aggressive Allocation		None		None	None	None	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Funds:	$	[Over 100,000	]	None	None	None	None	None	None	None

The officers and directors of the Investment Company own none of its outstanding shares directly (as the Investment Company only offers shares to separate accounts of the Insurance Company and the American Separate Accounts).

The Investment Company has an Audit Committee consisting of all the independent directors, which meets four times per year prior to each and every quarterly Board meeting. The purposes of the Committee are to assist the Board with its oversight of management and the Investment Company’s auditors regarding corporate accounting, financial reporting practices, and the quality and integrity of the Investment Company’s financial reports, including the Investment Company’s compliance with legal and regulatory requirements, the independent auditors’ qualifications and independence, the performance of the Investment Company’s internal audit function and of its independent auditors, and the preparation of all reports required by SEC rules. The Audit Committee met four times in 2019. Mr. Sibal is the acting Chairman of the Audit Committee.

The Investment Company has formed a Nominating Committee consisting of all the independent directors, which meets on an as-needed basis. The purposes of the Nominating Committee are to assist the Board, as necessary by identifying individuals qualified to become Board members; to recommend to the Board the director nominees if any are to be voted on at the next annual meeting of shareholders; to assist the Board in the event of any vacancy on the Board by identifying individuals qualified to become Board members, and to recommend to the Board qualified individuals to fill any such vacancy; and to recommend to the Board director nominees for each Board committee. The Nominating Committee will review and consider nominations from shareholders of record that are made in writing to the Secretary of the Investment Corporation at the time that there is a Board vacancy requiring a shareholder vote. The Nominating Committee did not meet in 2019.

The Insurance Company, through its Separate Accounts, owns 99.9% of the shares of the Funds.

Set forth below is a table showing compensation paid to the Independent Directors during 2019. The directors and officers as a group own less than 1% of the shares of the Fund.

Name of Director	Aggregate Compensation from Investment Company(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Total Compensation from Investment Company and Other Investment Companies in Complex(2)
Carolyn N. Dolan	$88,560	None	None	$90,000
Stanley E. Grayson	$88,560	None	None	$90,000
LaSalle D. Leffall, III	$88,560	None	None	$90,000
John W. Sibal	$84,624	None	None	$86,000
Margaret M. Smyth	$90,528	None	None	$92,500
Patrick J. Waide, Jr.	$90,528	None	None	$92,000
William E. Whiston	$88,560	None	None	$90,000

(1)

Directors who are not “interested persons” of the Investment Company receive from the Investment Company an annual retainer of $80,000 as of September 2019, and $64,000 prior thereto. The Directors who are not “interested persons” also receive a fee of $2,000 for each Board or Committee meeting they attend. In addition, they receive business travel and accident insurance and life insurance coverage of $75,000. The Audit Committee Chairman and Audit Committee Financial Expert receive an additional $500 for each committee meeting they attend. The total retainer, meeting fees and other expenses are allocated proportionately to the Investment Company, Mutual of America Institutional Funds and Mutual of America Variable Insurance Portfolios, as all the Directors serve on the Boards of these Funds.

(2)

Directors who are not interested persons of the Investment Company also serve as directors of Mutual of America Institutional Funds, Inc. and Mutual of America Variable Insurance Portfolios, each an affiliated registered investment company in the same complex as the Investment Company.

INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser. The Investment Company’s investment adviser is Mutual of America Capital Management LLC (the “Adviser” or “Capital Management”), an indirect wholly-owned subsidiary of the Insurance Company. The Adviser’s address is 320 Park Avenue, New York, New York 10022-6839. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.

Capital Management has served as Adviser since November 1993, when it assumed investment management obligations for the Investment Company from the Insurance Company. The Adviser provides investment management services to the Investment Company, Mutual of America Institutional Funds, Inc., Mutual of America Variable Insurance Portfolios, Inc., the General Account of the Insurance Company and unaffiliated entities.

The Adviser provides advisory services for the Investment Company’s Funds, in accordance with the Funds’ investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser’s activities are subject at all times to the supervision and approval of the Investment Company’s Board of Directors.

Under the Investment Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. These services include:

•	performing investment research and evaluating pertinent economic, statistical and financial data;

•	consultation with the Investment Company’s Board of Directors and furnishing to the Investment Company’s Board of Directors recommendations with respect to the overall investment plan;

•	implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;

•	management of investments;

•	reporting to the Investment Company’s Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;

•	maintaining all required records;

•	making arrangements for the safekeeping of assets; and

•	providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.

The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.

The Adviser has entered into an arrangement with the Insurance Company for the provision of investment accounting and recordkeeping, legal and certain other services required by the Adviser to fulfill its responsibilities under the Investment Advisory Agreement.

Advisory Fees. As compensation for its services to each of the Funds of the Investment Company, the Funds pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:

Equity Index, Mid-Cap Equity Index, and Small Cap Equity Index Funds — .075%

All America, Composite and Mid-Term Bond Funds — .40%

Bond Fund — .39%

Small Cap Growth Fund — .75%

Small Cap Value Fund — .75%

Mid Cap Value Fund — .55%

Catholic Values Index Fund — .15%

International Fund — .075%

Money Market Fund — .15%

Allocation Funds — .00%

Retirement Funds — .05%

Investment Advisory Fees Paid by Funds to Adviser For Past Three Years

Fund	2019	2018	2017
Equity Index	$2,298,809	$2,119,857	$1,787,273
All America	$1,186,363	$1,264,089	$1,231,378
Mid-Cap Equity Index	$1,127,749	$1,100,882	$987,491
Small Cap Value	$3,580,011	$3,717,632	$3,540,392
Small Cap Growth	$4,178,763	$4,225,839	$3,608,217
Small Cap Equity Index(1)	$19,309	$5,564	N/A
Mid Cap Value	$502,670	$537,943	$549,847
Money Market	$290,472	$183,717	$98,589
Composite	$736,622	$755,522	$732,205
International	$453,298	$405,926	$340,296
Bond	$5,689,024	$5,031,457	$4,559,829
Mid-Term Bond	$2,513,361	$2,269,800	$2,071,010
Retirement Income	$55,761	$50,691	$41,896
2010 Retirement	$12,766	$12,584	$12,299
2015 Retirement	$72,113	$75,115	$74,334
2020 Retirement	$284,212	$267,328	$231,566
2025 Retirement	$411,102	$361,262	$289,898
2030 Retirement	$365,605	$310,056	$241,717
2035 Retirement	$304,855	$257,852	$202,358
2040 Retirement	$248,965	$210,500	$164,861
2045 Retirement	$261,584	$229,077	$188,196
2050 Retirement	$176,276	$142,530	$101,829
2055 Retirement	$51,587	$27,081	$7,240
2060 Retirement(1)	$6,973	$363	N/A
Total Fees	$24,828,250	$23,562,667	$21,062,721

(1)	The Small Cap Equity Index Fund and the 2060 Retirement Fund commenced operations on July 2, 2018.

(2)	There is no information for the Catholic Values Index Fund and the 2065 Retirement Fund as the funds will commence operations on or after July 1, 2020.

Other Fund Expenses. Each Fund is responsible for paying its advisory fee and other expenses incurred in its operation, including:

•	brokers’ commissions, transfer taxes and other fees relating to the Fund’s portfolio transactions,

•	directors’ fees and expenses,

•	fees and expenses of its independent registered public accountants,

•	all legal and compliance costs incurred by the Fund in its operations, including as a registered investment company under the Investment Company Act of 1940,

•	the cost of the printing and mailing semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information,

•	the cost of preparation and filing registration statements and amendments thereto,

•	bank transaction charges and custodian’s fees,

•	any proxy solicitors’ fees and expenses,

•	SEC filing fees,

•	any federal, state or local income or other taxes,

•	any membership or licensing fees of the Investment Company Institute and similar organizations,

•	fidelity bond and directors’ liability insurance premiums,

•	accounting and recordkeeping services, and

•	any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Certain of the expenses are for services not included in the Investment Advisory Agreement that are provided to the Funds by the Adviser and are allocated to the Funds by the Adviser or an affiliate of the Adviser.

Additional Disclosure — Information Concerning Portfolio Managers of the Adviser

The following information is current as of December 31, 2019.

Portfolio Manager Compensation — Adviser

This description of the structure of, and the method used to determine the compensation of, the portfolio managers applies to all portfolio managers of the Adviser and the person overseeing the index Funds of the Investment Company.

All portfolio managers of the Adviser receive a fixed base annual salary and may qualify for an annual incentive compensation award, or bonus. The bonus is based upon the pre-tax annual performance of the portions or segments (“portfolio”) of Funds managed by the portfolio manager relative to the appropriate nationally recognized benchmarks which have been selected for each portfolio, which can be adjusted by a factor related to the performance of the Insurance Company. The portfolio benchmarks consist of well-recognized indices such as the Standard and Poor’s® 500 Index, and the Russell 2000® Index, which vary by portfolio and are more specifically described by portfolio in the Prospectus and this SAI.

All employees of the Adviser are entitled to health insurance, group life insurance and group disability coverage, a non-contributory defined benefit pension plan, and an employer-matched 401(k) plan. Certain senior management employees are also eligible for a long term performance-based incentive compensation plan. Under the plan, shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Insurance Company’s General Account statutory surplus and the maintenance of certain financial ratios. No relocation plan applies to the portfolio managers.

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark

Brittain Ezzes	Executive Vice President, Portfolio Manager	Small Cap Value (All America Fund) Small Cap Value Fund Mid Cap Value Fund Mid Cap Value (All America Fund)	Russell 2000® Value Russell 2000® Value Russell Midcap® Value Russell Midcap® Value

Joseph R. Gaffoglio	Executive Vice President and Chief Operating Officer and Head of Investment Strategy	Large Cap (All America Fund) Large Cap Core (Composite Fund) Retirement Funds Allocation Funds	S&P 500® S&P 500® S&P 500® Bloomberg Barclays U.S. Aggregate Bond

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark

Andrew Heiskell	Executive Vice President, Director of Fixed Income	Bond Fund Fixed Income (Composite Fund) Mid-Term Bond Fund	Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays U.S. Intermediate Government/Credit Bond*

Stephen Rich	President and Chief Executive Officer, Portfolio Manager	Small Cap Value (All America Fund) Small Cap Value Fund Mid Cap Value Fund Mid Cap Value (All America Fund)	Russell 2000® Value Russell 2000® Value Russell Midcap® Value Russell Midcap® Value

Jacqueline Sabella	Senior Vice President, Fixed Income	Bond Fund Fixed Income (Composite Fund) Mid-Term Bond Fund	Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays Intermediate U.S. Government/Credit Bond*

Marguerite Wagner	Executive Vice President, Portfolio Manager	Small Cap Growth (All America Fund) Small Cap Growth Fund Mid Cap Core (All America Fund)	Russell 2000® Growth Russell 2000® Growth

Jamie A. Zendel	Senior Vice President and Head of Qualitative Research	Equity Index Fund Small Cap Equity Index Fund Mid-Cap Equity Index Fund Equity Index (All America Fund) Catholic Values Index Fund International Fund	S&P 500® S&P 600® S&P 400® S&P 500® S&P 500® Catholic Values Index MSCI EAFE

*

The benchmark index for the Mid-Term Bond Fund was changed in May 2011 from the Citigroup Bond Index to the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index. The reason for this change is that the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is more closely aligned with the Fund’s effective duration and average life of the Fund’s portfolio and is expected to be more consistent with the Fund’s investment objective and strategies than the previous index.

Other Information — Adviser

The Adviser’s portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. In addition to unaffiliated entities, the Adviser manages funds of the Investment Company, Mutual of America Institutional Funds, Inc. (“Institutional Funds”), Mutual of America Variable Insurance Portfolios, Inc. (“Variable Insurance Portfolios”), and a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below. In regard to possible conflicts, if a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Funds have adopted procedures for allocating portfolio transactions across multiple Funds and accounts. The following information concerning the portfolio managers and the person overseeing the index Funds is in addition to that provided in the Prospectus under the heading, “Portfolio Managers”. The Allocation Funds are not specified because they are simply groupings of other select Investment Company Funds.

The section under each Portfolio Manager’s name entitled “Ownership of Securities” sets forth the dollar range of equity securities in the Investment Company Funds beneficially owned by the Portfolio Manager. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Fund. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text.

Portfolio Manager	Registered Investment Companies [Assets as of 12/31/19]	Other Pooled Investment Vehicles [Assets as of 12/31/19]	Other Accounts [Assets as of 12/31/19]	Ownership of Securities

Brittain Ezzes	0	0	0	0

Joseph R. Gaffoglio	16 Funds [$6,280 million]	0	1 other account: [$342.7 million]	IC Composite Fund [Over 100,000] IC Equity Index [$50,001-100,000] IC Mid- Cap Equity Index Fund [$50,001-100,000] IC Small Cap Value Fund [$10,001-50,000] IC Small Cap Equity Index Fund [$1-$10,000]

Andrew Heiskell	4 Funds [$2,344 million]	0	8 other accounts: [$8.5 billion]	IC Equity Index Fund [Over $100,000]

Stephen Rich	5 Funds [$684 million]	0	5 other accounts: [$42.8 million]	IC Small Cap Value Fund [over $100,000] IC Mid Cap Value Fund [$10,001-$50,000]

Jacqueline Sabella	4 Funds [$2,344 million]	0	8 other accounts: [$8.5 billion]	IC 2045 Retirement Fund [Under $10,000]

Portfolio Manager	Registered Investment Companies [Assets as of 12/31/19]	Other Pooled Investment Vehicles [Assets as of 12/31/19]	Other Accounts [Assets as of 12/31/19]	Ownership of Securities

Marguerite Wagner	4 Funds [$693 million]	0	2 other accounts: [$19.4 million]

IC Money Market Fund [Over $100,001]

IC 2030 Retirement Fund [$50,001-100,000]

IC 2025 Retirement Fund [$5,001-$100,000]

IC Mid- Cap Equity Index Fund [$10,001-, 50,000]

IC Small Cap Growth Fund [$10,001-50,000]

IC All America Fund [$10,001-$50,000]

Jamie A. Zendel	9 Funds [$6,183 million]	0	4 other accounts [$97.7 million]	IC Equity Index [$50,001-100,000] IC Mid- Cap Equity Index Fund [$50,001-100,000] IC Small Cap Growth Fund [$10,001-50,000] IC Small Cap Value Fund [$10,001-50,000]

Note that Brittain Ezzes is a portfolio manager as of May 1, 2020, and effective as of that date her information, except for Ownership of Securities, will be the same as the information disclosed for Stephen Rich.

Brittain Ezzes — Executive Vice President and Portfolio Manager

• Length of Service:	At Adviser since April 2020, 16 years in the investment management field

• Role:	Portfolio Manager for the Investment Corporation Small Cap Value Fund, Mid Cap Value Fund and the small cap and mid-cap value segments of the Investment Corporation All America Fund; for the Institutional Funds Small Cap Value Fund and the small cap and mid-cap value segments of the Institutional Funds All America Fund; and for the Variable Insurance Portfolios Small Cap Value Portfolio, Mid Cap Value Portfolio and the small cap and mid-cap value segments of the Variable Insurance Portfolios All America Portfolio.

• Education:	Undergraduate, Brown University

Joseph R. Gaffoglio — Executive Vice President and Chief Operating Officer and Head of Investment Strategy

• Length of Service:	14 years at Adviser, 25 years in the investment management field

• Role:	Focus on quantitative research and risk management, and responsible for rebalancing and reallocation of the investments of the Investment Corporation Retirement Funds and Investment Corporation Allocation Funds, and for managing large cap portfolios for Investment Corporation, Institutional Funds, and Variable Insurance Portfolios

• Education:	Undergraduate, Fordham University; MBA New York University; CFA; CPA

Andrew Heiskell — Executive Vice President and Portfolio Manager

• Length of Service:	29 years at Adviser, 52 years investment experience

• Role:	Sets fixed income strategy and manages the Investment Corporation Bond Fund, Mid-Term Bond Fund and the Composite Fund Fixed Income portfolio, and manages the Institutional Funds Bond Fund, and the Variable Insurance Portfolios Bond Fund and Mid-Term Bond Fund

• Education:	Undergraduate, University of Tennessee; JD, Georgia School of Law

Stephen Rich — President, Chief Equity Executive Officer, Portfolio Manager

• Length of Service:	16 years at Adviser; 29 years investment experience

• Role:	Portfolio manager for the Investment Corporation Small Cap Value Fund, Mid Cap Value Fund and the small cap and mid-cap value segments of the Investment Corporation All America Fund; for the Institutional Funds Small Cap Value Fund and the small cap and mid-cap value segments of the Institutional Funds All America Fund; and for the Variable Insurance Portfolios Small Cap Value Fund and the small cap and mid-cap value segments of the Variable Insurance Portfolios All America Fund

• Education:	Undergraduate, Princeton University; MBA, New York University

Jacqueline Sabella — Senior Vice President

• Length of Service	20 years at Adviser, 23 years investment experience

• Role	Manager of mortgage-backed securities portfolio of fixed income funds and portfolios for the Investment Corporation, Institutional Funds and Variable Insurance Portfolios

• Education	Undergraduate, Marymount Manhattan College

Marguerite Wagner — Executive Vice President and Portfolio Manager

• Length of Service:	15 years at Adviser; 37 years investment experience

• Role:	Portfolio manager for the Investment Corporation Small Cap Growth Fund and the small cap and mid-cap growth segments of the Investment Corporation All America Fund; for the Institutional Funds Small Cap Growth Fund and the small cap and mid-cap growth segments of the Institutional Funds All America Fund; and for the Variable Insurance Portfolios Small Cap Growth Fund and the small cap and mid-cap growth segments of the Variable Insurance Portfolios All America Fund

• Education:	Undergraduate, Penn State University; MBA New York University

Jamie A. Zendel — Senior Vice President and Head of Quantitative Research

• Length of Service:	13 years at Adviser, 22 years investment experience

• Role:	Portfolio manager for the Investment Corporation, Institutional Funds, and Variable Insurance Portfolios index portfolios and portfolio manager of the International Fund for the Investment Corporation, Institutional Funds and Variable Insurance Portfolios

• Education:	Undergraduate, University of Wisconsin — Madison; FRM

Subadvisory Fees. There were no Subadvisory fees paid during 2019, 2018 or 2017.

Codes of Ethics. The Investment Company, the Adviser, and the Insurance Company have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes (generally, persons with access to information about the investment programs of the Funds) may not purchase securities in which the Investment Company’s Funds may invest unless their purchases have been precleared in accordance with the codes and do not occur within certain black-out periods imposed under the codes. The Investment Company has also adopted a code of ethics applicable to its chief executive officer and principal financial and accounting officers as disclosed in its shareholder reports.

The Adviser has adopted a code of ethics that meets the requirements of Rule 204A-1 under the Investment Advisers Act of 1940.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Selection of Brokers and Dealers

The Adviser is responsible for decisions to buy and sell securities for the Funds of the Investment Company for which it provides services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.

•	The Adviser selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.

•

The Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.

•	When purchasing or selling securities trading on the over-the-counter market, the Adviser will generally execute the transaction with a broker engaged in making a market for such securities.

•	The Adviser may place certain orders with their affiliates, subject to the requirements of the 1940 Act.

•	No transactions may be effected by a Fund with an affiliate of the Adviser acting as principal for its own account.

Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.

The Adviser will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser uses these services in connection with all investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser in providing investment advice to the Investment Company. To the extent that the Adviser uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser in determining its fee for investment advisory services.

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.

The Investment Company paid aggregate brokerage commissions of $1,679,763 in 2019, $1,349,916 in 2018, and $1,262,874 in 2017.

Commissions to Affiliated Brokers

For the years 2019, 2018 and 2017 no commissions were paid to affiliated brokers.

Portfolio Turnover

The Adviser does not consider portfolio turnover rate to be a limiting factor when the Adviser deems it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate for a Fund in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Fund restructures its holdings. The Separate Accounts do not pay taxes on the dividends and other distributions they receive from the Funds. As a consequence, the Adviser does not consider how long a Fund has held a security, or how capital gain upon sale would be characterized, in deciding whether to sell that security.

The Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Equity Index Fund, and Catholic Values Index Fund each attempt to duplicate the investment results of an S&P Index. As a result, the Adviser anticipates that these Funds will hold investments generally for longer periods than actively managed funds.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Net Asset Value

A shareholder (including a Separate Account) purchases or redeems shares of a Fund at net asset value. A Fund’s net asset value is equal to:

•	the sum of the value of the securities the Fund holds,

•	plus any cash or other assets, including interest and dividends accrued, and

•	minus all liabilities, including accrued expenses.

The net asset value of each Fund is determined once daily immediately after the declaration of dividends, if any, and is determined as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Fund’s net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day.

A Fund’s net asset value per share is equal to the Fund’s net asset value divided by the number of Fund shares outstanding.

Pricing of Securities Held by the Funds

In determining a Fund’s net asset value, the Adviser must value the securities and other assets the Fund owns.

1)	If market quotations are readily available for an investment, the Adviser uses market value as follows:

•

An equity security will be valued at the last sale price for the security on the principal exchange on which the security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price.

•	For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price.

•

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

2)

If there are any portfolio securities or assets for which market quotations are not readily available, or for other reasons set forth in the Prospectus, the Adviser will use fair value pricing, as determined in good faith by or under the direction of the Board of Directors of the Investment Company. See “Pricing of Fund Shares” in the Prospectus.

3)	If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value, as follows:

•

A security is initially valued at cost on the date of purchase (or at market value on the 61st day prior to maturity if the security had more than 60 days remaining to maturity at date of purchase by a Fund), and the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium.

•	The maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

•	Market value will be used instead if the amortized cost value is materially different from the actual market value of the security.

4)	For stock options and futures contracts, these valuations apply:

•	Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.

•

When a Fund writes a call option, the amount of the premium is included in the Fund’s assets and the market value of the call is included in its liabilities and adjusted thereafter to current market value.

•

If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished.

•	If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

•

A premium a Fund pays on the purchase of a put will be deducted from a Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put.

•	Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.

5)	For Funds that invest in underlying investment companies:

•

For any portion of a Fund’s assets that are invested in an underlying investment company, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested except for investments in ETFs, which are based on the market value of the ETFs.

Frequent Transfers

The Prospectus discloses the Investment Company’s policy on frequent transfers.

The Investment Company has no arrangements with any person or entities to permit frequent transfers and no such arrangements are permitted.

TAXATION OF THE FUNDS

Taxes on Funds’ Investment Earnings and Income

Each Fund has in the past qualified for the special tax treatment afforded a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and each Fund intends to continue to qualify for treatment under Subchapter M. A Fund will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies as a regulated investment company.

If any Fund were to fail to qualify for treatment as a regulated investment company, it would be subject to Federal income tax on its ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If a Fund were to pay Federal income tax, its investment performance would be negatively affected.

To qualify or continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “RIC Diversification Requirements”).

If any Fund failed to qualify for treatment as a RIC for any taxable year, then for Federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. Most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h), with the result that the variable annuity contracts and variable life policies supported by that account would no longer be eligible for tax deferral.

Generally, Section 4982 of the Code imposes an excise tax of 4% on a regulated investment company that does not make a “required distribution” to shareholders of 98% of its ordinary income for each calendar year and 98% of its capital gain income for the one year period ending October 31 of each year, plus certain undistributed income from the previous years. However, under Code Section 4982(f), the 4% excise tax does not apply to a segregated asset account of a life insurance company held in connection with variable contracts (unless “seed money” exceeds $250,000).

The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

DISTRIBUTION ARRANGEMENTS

The Investment Company sells shares of its Funds on a continuous basis, and it sells to the Separate Accounts of the Insurance Companies and to retirement plans through financial intermediaries. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with Mutual of America Life Insurance Company (the “Insurance Company”), as principal underwriter, for the distribution of the Funds’ shares. The address of the Insurance Company is

320 Park Avenue, New York, New York 10022. The Insurance Company is a registered broker-dealer with the Financial Industry Regulatory Authority (“FINRA”). The registered representatives of the Insurance Company are salaried employees and are eligible to receive a yearly cash incentive payment based in part on aggregate sales by all representatives in the representative’s office compared to sales targets established for the office in that year. Representatives and certain staff from the top five regional offices will receive a trip to a conference site to attend a sales meeting. From time to time representatives and certain staff from other regional offices may receive a trip to a conference site to attend a sales meeting upon the attainment of goals set by the Insurance Company. The Adviser is an indirect, wholly-owned subsidiary of the Insurance Company.

YIELD AND PERFORMANCE INFORMATION

Performance information is computed separately for each Fund in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Yield of the Money Market Fund. The Money Market Fund calculates a seven-day “current yield” (eight days when the seventh prior day has no net asset value because the Investment Company is closed on that day) based on a hypothetical shareholder account containing one share at the beginning of the seven-day period. The return is calculated for the period by determining the net change in the hypothetical account’s value for the period, excluding capital changes. The net change is divided by the share value at the beginning of the period to give the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for the beginning of the period but changes in these items during the period are not included in the value for the end of the period. Income other than investment income is excluded for the period. Values also reflect asset charges (for advisory fees) as well as brokerage fees and other expenses.

Current yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. It should be remembered that yield depends on the type, quality, maturities and rates of return of the Money Market Fund’s investments, among other factors. The Money Market Fund yield does not reflect the cost of insurance and other insurance company separate account charges. It also should not be compared to the yield of money market funds made available to the general public because they may use a different method to calculate yield. In addition, their yields are usually calculated on the basis of a constant one dollar price per share and they pay out earnings and dividends which accrue on a daily basis.

The following is an example of the calculation of the Money Market Fund’s current yield of 1.27% for the seven-day period ended December 31, 2019 (excluding Christmas Day). Yields may fluctuate substantially from the example shown.

1.	Value for December 24, 2019&$ 1.231173 (after adjustment for dividends)

2.	Value for December 31, 2019 (exclusive of capital changes and any non-investment income, but after adjustment for dividends)&$ 1.231473

3.	Net change equals Line 1 subtracted from Line 2&$ $.000300

4.	Base period return equals Line 3 divided by Line 1&0002437

5.	Current yield equals Line 4 annualized (multiplied by 365/7)&1.27%

The Money Market Fund calculates effective yield by following steps 1 - 4 above to obtain a base period return, then compounding the base period return as follows:

Effective Yield = [(Base Period Return + 1) 365/7] –1&[ 0.00024367 365/7 –1] = 1.28%

Calculation of Total Return and Average Annual Total Return. Total Return reflects changes in the price of a Fund’s shares and assumes that any dividends or capital gain distributions are reinvested in that Fund’s shares immediately rather than paid to the investor in cash.

Average Annual Total Return is calculated by finding the average annual compounded rates of return of a hypothetical investment over the periods shown, according to the following formula (Total Return is then expressed as a percentage):

T = (ERV/P)1/n -1

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value. ERV is the value, at the end of the applicable period, of a hypothetical

$1,000 investment made at the beginning of the applicable period.

Average Annual Total Returns

For Periods Ended December 31, 2019

Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Equity Index	31.31%	11.52%	13.35%	9.57%	02/05/93
All America	28.36%	9.39%	12.03%	10.23%	01/01/85
Small-Cap Value	19.10%	5.02%	9.59%	7.46%	07/01/05
Small-Cap Growth	26.59%	7.66%	11.48%	8.27%	07/01/05
Small Cap Equity Index	22.40%	NA	NA	1.40%	07/02/18
Mid Cap Value	27.04%	7.09%	10.21%	7.34%	07/01/05
Mid-Cap Equity Index	26.01%	8.83%	12.51%	9.48%	05/03/99
Composite	19.37%	7.33%	8.71%	8.21%	01/01/85
International	21.01%	5.69%	5.31%	1.67%	11/05/07
Retirement Income	11.85%	4.83%	5.88%	5.25%	11/05/07
2010 Retirement	13.15%	5.36%	6.93%	5.51%	11/05/07
2015 Retirement	15.34%	5.97%	7.62%	5.75%	11/05/07
2020 Retirement	17.53%	6.64%	8.46%	6.10%	11/05/07
2025 Retirement	19.79%	7.35%	9.38%	6.52%	11/05/07
2030 Retirement	21.93%	7.88%	10.04%	6.92%	11/05/07
2035 Retirement	23.62%	8.29%	10.50%	6.97%	11/05/07
2040 Retirement	24.25%	8.30%	10.58%	7.05%	11/05/07
2045 Retirement	24.54%	8.30%	10.57%	6.99%	11/05/07
2050 Retirement	24.65%	8.27%	NA	10.63%	10/01/12
2055 Retirement	24.39%	NA	NA	10.68%	10/01/16
2060 Retirement	24.53%	NA	NA	7.45%	07/02/18
Conservative Allocation	13.99%	5.44%	6.37%	5.62%	05/20/03
Moderate Allocation	19.15%	7.19%	8.70%	7.42%	05/20/03
Aggressive Allocation	22.74%	7.98%	10.30%	8.60%	05/20/03
Money Market	2.01%	0.89%	0.36%	3.33%	01/01/85
Mid-Term Bond	6.04%	2.59%	3.20%	4.63%	02/05/93
Bond	7.65%	3.25%	4.19%	6.45%	01/01/85

Yield of the Bond Funds. Yield of the shares of the Bond Funds will be computed by annualizing net investment income, as determined by the Commission’s formula, calculated on a per share basis, for a recent one-month or 30-day period and dividing that amount by the net asset value per share of the Fund on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Fund will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Fund.

Performance Comparisons. Each Fund may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Fund may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Fund’s performance will also disclose the performance of the respective separate account issuing the Contracts.

Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (“Lipper”), or by similar services that monitor the performance of mutual funds as having the same or similar investment objectives. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis or compiled by similar services that monitor performance.

Advertisements or information the Investment Company furnishes to current or prospective investors also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized. These publications may include Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

In reports or other communications to shareholders, the Investment Company also may describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by the Adviser derived from such indices or averages.

Comparative Indices for the Funds

The Investment Company compares the performance of each Fund (other than the Money Market Fund) against a widely recognized index or indices for stock or bond market performance, based on the type of securities the Fund purchases. The annual and semi-annual financial reports that the Investment Company prepares will contain graphs with the Funds’ performances compared to their indices.

It is not possible for an investor to directly invest in an unmanaged index. Performance comparisons to indices are for informational purposes and do not reflect any actual investment. The Funds pay investment advisory and other expenses that are not applicable to unmanaged indices.

Equity Index Fund and All America Fund: Performance of each of these Funds is compared to the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).

The S&P 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe. The S&P 500® is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.

Mid Cap Value Fund: Performance is compared to the Russell Midcap® Value Index.

The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell 1000® Index is a stock market Index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.

Mid-Cap Equity Index Fund: Performance is compared to the Standard & Poor’s MidCap 400® Index (the “S&P MidCap 400® Index”).

The S&P MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

Small Cap Value Fund: Performance is compared to the Russell 2000® Value Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Small Cap Growth Fund: Performance is compared to the Russell 2000® Growth Index.

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).

Small Cap Equity Index Fund: Performance is compared to the Standard & Poor’s SmallCap 600® Index (the “S&P SmallCap 600® Index”).

The S&P SmallCap 600® Index is designed to measure the performance of 600 small sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

Composite Fund: Performance is compared to the S&P 500® Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the 90-day Treasury bill rate. (See “Equity Index Fund and All America Fund” above and “Bond Fund” below).

These three indices represent the three asset allocation categories in which the Composite Fund invests.

Catholic Values Index Fund: Performance is compared to the Standard & Poor’s 500® Catholic Values Index (the “S&P 500® Catholic Values Index”).

The S&P 500® Catholic Values Index excludes from the S&P 500® Index certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops (“USCCB”). The index is designed for investors who do not want to breach religious norms in their passive investing strategies.

International Fund: Performance is compared to the MSCI EAFE Index. The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value-weighted index designed to measure the overall condition of the overseas equities markets.

Bond Fund: Performance is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Aggregate Index”).

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Mid-Term Bond Fund: Performance is compared to the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index. The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

Retirement Funds: Performance is compared to the benchmark indices (the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index, and, for Funds that have significant investments in commercial paper, money market instruments and other short term commercial paper, the FTSE 3 month Treasury Bill Index) that correspond with the Funds’ investments in various IC Funds at any given time. The relative proportions of assets within each Retirement Fund that are invested in the various IC Funds will change as the each Fund’s investments are periodically reallocated, which in turn will change the proportion of each acquired Fund’s benchmark index included in the Retirement Fund’s overall mix of indices.

Conservative Allocation Fund: Performance is compared to the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index.

Moderate Allocation Fund: Performance is compared to the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index.

Aggressive Allocation Fund: Performance is compared to the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index.

See “Equity Index Fund and All America Fund” and “Bond Fund” above for a description of the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index, which represent the asset classes in which the Allocation Funds invest.

DESCRIPTION OF CORPORATE BOND RATINGS

Description of Corporate bond ratings of Moody’s Investors Services, Inc.:

Aaa	—	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	—	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	—	Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	—	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	—	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of corporate bond ratings of Standard & Poor’s Corporation:

AAA	—	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is very strong.

AA	—	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A	—	Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB/ B/ CCC/ CC	—	Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C	—	The rating C is reserved for income bonds on which no interest is being paid.

D	—	Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus ( – ): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Investment Company for the year ended December 31, 2019 have been incorporated by reference in the Statement of Additional Information in reliance upon the reports of KPMG LLP, 345 Park Avenue, New York, NY 10154, independent registered public accounting firm, incorporated by reference herein.

LEGAL MATTERS

The legal validity of the shares described in the Prospectus has been passed on by Scott H. Rothstein, Esq., Executive Vice President, Deputy General Counsel and Corporate Secretary of the Investment Company.

CUSTODIAN

The Custodian of the securities and other assets held by the Investment Company’s Funds (other than shares of the Investment Company’s Funds) is Brown Brothers Harriman & Co., 140 Broadway, York, New York 10005.

USE OF STANDARD & POOR’S INDICES

The Equity Index Fund, the Indexed Assets of the All America Fund, the Mid-Cap Equity Index Fund, the Small Cap Equity Index Fund, and the Catholic Values Index Fund (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index or the S&P 500® Catholic Values Index to track general stock market performance. S&P’s only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, and S&P 500® Catholic Values Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500® index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed

Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or S&P 500® Catholic Values Index, or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, the S&P 500® Catholic Values Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PROXY VOTING POLICIES AND PROCEDURES

On November 7, 2019, the Board of Directors of the Investment Company adopted amended Proxy Voting Policies & Procedures (“Proxy Policy”). A copy of the Proxy Policy is attached hereto as APPENDIX “A”. A copy of the Proxy Policy and information regarding how the Investment Company voted its proxies relative to portfolio securities during the most recent 12 month period ended June 30 can be obtained free of charge by calling 1-800-468-3785. The Investment Company’s Proxy Voting Record for the shares it owns, which includes how the Investment Company voted its proxies during the most recent 12 month period ended June 30, can be obtained from the Securities and Exchange Commission’s website at www.sec.gov, by viewing our Form N-PX on the EDGAR system.

Appendix A

Proxy Voting Policy and Procedures

Mutual of America Investment Corporation

Attached is the Proxy Voting Policy and Procedures adopted by the Board of Directors of Mutual of America Investment Corporation at its regular Board meeting held on November 7, 2019.

MEMORANDUM	MUTUAL OF AMERICA CAPITAL MANAGEMENT

To:	Mutual of America Investment Corporation
Mutual of America Institutional Funds, Inc.
Mutual of America Variable Insurance Portfolios, Inc.

From:	Mutual of America Capital Management LLC

Date:	November 6, 2019

Re:	Policy Statement and Procedures Regarding
Proxy Voting (“Proxy Voting Policy”)

We understand that, in connection with your obligation to comply with Rule 30b1-4 under the Investment Company Act of 1940 (“1940 Act”) and the 1940 Act forms modified in conjunction therewith, you wish this Company as your adviser to: (i) permit you to adopt its Proxy Voting Policy, (ii) prepare and timely File Form N PX for each year commencing with the 12 months ended June 30, 2004, (iii) respond to shareholder requests in accordance with all requirements of Law and Regulation for a description of the Proxy Voting Policy, and for The Proxy Voting Record (which may be available by a toll free or collect phone line or on the fund website if there is one and on the S.E.C. website), and (iv) maintain, or cause to be maintained, all proxy voting records as required by Law and Regulation.

We further understand that, in the event of a conflict among or between the interests of the adviser, the funds, the shareholders, the principal underwriter or any affiliated persons thereof, we will promptly notify the fund and shareholders affected and we will not cast a vote absent a written consent from the affected fund or shareholders. The sole exception to the requirement of a written consent from the fund and affected shareholders when there is such a conflict is the case where the matter which is being voted upon falls within the Standing Proxy Vote policy set forth in paragraph 5 of the Proxy Voting Policy, and Routine Issues as described in paragraph 4 of the attached Proxy Voting policy. Routine Issues fall within standard categories developed by a disinterested third party proxy service retained by the adviser. In such case, the vote will be cast in the predetermined manner.

You may consider this document as an amendment to the Proxy Voting Policy for purposes of our providing proxy voting services to your fund and shareholders, and for purposes of adopting the Proxy Voting Policy on behalf of your funds. If there are any changes to the Proxy Voting Policy you will be notified, and no such changes shall affect you unless you agree to same.

Mutual of America Capital Management LLC.

By:

/s/ Stephen Rich

Stephen Rich

President

att.

MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC

POLICY STATEMENT AND PROCEDURES

REGARDING PROXY VOTING

Adopted on November 6, 2019

Policy Statement

It is the policy of Mutual of America Capital Management LLC (the “Adviser”), with respect to assets under its management where it has voting authority:

1.

To vote all proxies in the best interests of its clients and, to the extent possible while complying with applicable investment policies, restrictions and limitations (including requirements imposed by exemptive orders as described in paragraph 9 under the Procedures section, below,) to vote all proxies so as to maximize the economic value of the shares held by such clients. The Adviser may refrain from voting if it determines that refraining is in the best interest of that client, such as when the cost to the client of voting exceeds the expected benefit to the client.

2.	To vote all proxies in accordance with the duly adopted voting policies and restrictions of such clients where such policies and restrictions are applicable.

3.

To provide disclosure to clients of the within policies and procedures, to disclose how clients (or their shareholders in the case where a client adopts these policies as its own) may obtain information on how their proxies were voted, and to maintain or cause to be maintained all records of such proxy voting as are, and for the periods, required by law.

4.	To comply with the Procedures set forth below.

Proxy Voting Committee

1.

A Proxy Committee consisting of the President and one or more individuals (not to exceed five) designated by the President of the Adviser shall comprise the Proxy Voting Committee. The Proxy Voting Committee shall act by majority vote, but in the case of a tie vote the side receiving the vote of the President shall prevail. In the case of a Committee of two or less persons, one member shall constitute a quorum. In the case of the Committee consisting of three or four persons, two members shall constitute a quorum, and for a Committee of five persons, three members shall constitute a quorum.

2.

The Proxy Voting Committee shall monitor developments that may affect the Proxy Voting Policy and Procedures, including the Overall Proxy Voting Policy set forth in paragraph 5 of the Procedures Section hereof, voting standards set forth in Appendix A to this document (“Voting Standards”) and recommend changes to the Proxy Voting Policy and Procedures.

3.

Any decisions not to vote proxies in accordance with the Voting Standards, including Routine or Non-Routine Issues, shall be submitted to the Proxy Committee for approval or consideration of the appropriate action to take. The Proxy Voting Committee may require a discussion with or report from the investment analyst responsible for the company whose proxy is being considered to assist in deciding how to vote in accordance with the Proxy Voting Policy, and may require analysis specific to the issuer or specific to the matter to be voted on. The Proxy Voting Committee will consider additional information regarding a proposal, such as an issuer’s or shareholder’s subsequently filed additional proxy materials or other information conveyed by an issuer or shareholder proponent. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.

4.

If a Non-Routine Issue falls into a category for which there is no Voting Standard, or when a matter is highly contested or controversial, the Proxy Voting Committee shall be consulted and should consider whether a higher degree of analysis may be necessary. The Proxy Voting Committee may require a discussion with or a report from the investment analyst responsible for the company whose proxy is being considered, including analysis specific to the issuer or specific to the matter to be voted on, as well as a report, if available, from any proxy service provider then retained, to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.

5.

Should a vote in accordance with the Voting Standards appear likely to produce a result inconsistent with a stated policy, limitation, or restriction established for any client’s account, the President or CEO shall be notified in order to determine the appropriate action. Such action shall be presented to the Proxy Voting Committee for ratification prior to the vote in question. The Proxy Voting Committee can act without a meeting by consent of a majority of its members. Any action taken in such situations shall be governed by prudence and must be compatible with applicable law. Such action shall be memorialized in writing setting forth the nature of the conflict, the reasons for the action taken and the date such action was authorized.

Procedures

1.

Proxies will be voted based upon and consistent with (a) criteria established herein as same may be amended in writing by the Proxy Committee from time to time, (b) the Overall Proxy Voting Policy set forth in paragraph 5 below and (c) the Voting Standards attached hereto as Appendix A . Only a Senior Vice President or higher ranking officer shall be authorized to execute proxies except that a service provider may be engaged to process and execute proxies pursuant to and subject to these Procedures.

2.	The following Records of all proxy votes will be maintained:

A.	A brief description of the proxy proposal for each company in the portfolio.

B.	The vote cast on each proposal.

C.	The holdings of each account and its holdings as of (or as close as possible to) the record date for the particular proxy vote.

D.	A record of any calls or other contacts made regarding a vote.

E.

A record of the reason for each vote, including whether the proxy was voted according to a specific client restriction, policy, the Voting Standards or other guideline which record may be maintained by a third party proxy service provider.

F.	Notification that a proxy has not been received.

G.	Verification that the shares listed on the proxy match the Adviser’s records.

H.	The name and title of the individual voting the proxy (if available from a service provider).

I.	A record of any Proxy Voting Committee actions in regard to the proxy vote.

3.

Unless the Adviser shall have obtained a written agreement from an experienced and qualified third party to provide proxy voting and records services in compliance with all applicable laws and regulations, records of a current proxy season will be retained in the Adviser’s offices until the end of the second year after the expiration of the proxy season in which the votes were made and will be retained in a readily accessible location for a period of not less than three additional years. Proxy statements received on behalf of stock for which the Adviser is authorized to vote proxies will not be retained in paper form because they are available on the EDGAR system where they have been filed by the issuer.

4.

The Voting Guidelines which are attached hereto as Appendix A consist of the Concise Summary of the Institutional Shareholders Service (“I.S.S.”) Proxy Voting Guidelines (effective for meetings on or after February 1, 2019) (“Voting Standards”). The Proxy Voting Committee has reviewed the Voting Standards and has found them to be generally satisfactory. I.S.S., which is the proxy service provider retained by the Adviser, furnishes research and recommendations for all proxy votes, casts the votes and maintains voting records. The I.S.S. recommendations will be in accordance with the Voting Standards. The Proxy Voting Committee may, in circumstances where the application of the Voting Standards is determined not to be beneficial or appropriate, override the I.S.S. recommendation and instruct I.S.S. to vote as determined by the Proxy Voting Committee.

5.

The current Overall Proxy Voting Policy of the Adviser shall be to vote against anti-takeover proposals, proposals that will weaken Board oversight or corporate governance procedures, and proposals designed to entrench current management. These proposals are generally inherently adverse to the economic value of the stocks to which they relate. This position may be determined to be inappropriate in a particular case and if authorized by the Proxy Voting Committee, a vote that does not comport with this position may be approved. Proxy proposals that do not materially impact the economic value of the stocks to which they relate are considered “Routine Issues” and will generally be voted in favor of the position supported by management of the company whose stock is being voted. Proxy proposals that materially impact the economic value of the stock to which they relate will be voted, consistent with applicable restrictions, in the manner that is most beneficial to the value of such stock.

6.

In the case of managed funds that hold exchange traded funds (“ETFs”) shares in their portfolios, special rules may apply to voting proxies in the underlying ETFs when certain thresholds are reached. For example, certain ETFs have obtained exemptions from the SEC fund of fund restrictions, and those ETFs may be held by managed funds in reliance upon such exemption. The exemptive orders for such ETFs typically provide that, in the event that the managed fund owns 25% or more of the outstanding shares of the ETF, such shares shall be voted in the same proportion as the shares held by all other shareholders in such ETF. The Adviser shall follow the requirements of any such exemptive orders that may apply and vote such shares proportionally to the shares of the other shareholders of the ETF.

7.

No officer or employee of the Adviser shall act with respect to proxy votes in any instance in which a conflict of interest exists for that person in applying the Adviser’s Voting Standards or satisfying fiduciary responsibilities under ERISA or other applicable laws. Any conflict of interest or questions concerning whether a conflict of interest exists, shall be immediately reported to the President. Further, in cases where there exist material conflicts of interest between the Adviser and its interests, and the economic interests of the Adviser’s client owning the shares being voted, the Adviser shall strictly adhere to the Voting Standards, but where such conflict exists and the Proxy Committee is required to decide upon action as provided above, no such action shall be taken absent full disclosure to the affected client of the conflict and it shall be taken only if consent has been received from the client. In assessing the existence of a conflict and the suggested manner of casting a vote in a conflict situation, the recommendations of independent third parties qualified to make recommendations on proxy voting may be sought and communicated to affected clients.

8.

It is the policy of the Adviser not to join any group for the purpose of waging a proxy contest or to acquire or trade in the securities of any corporation with the intent to effect any change in control of a corporation. Any solicitation from any person to vote proxies in any accounts shall be promptly reported to the General Counsel and Proxy Voting Committee except for requests merely that the proxies be voted in order to achieve a quorum.

9.

No employee of the Adviser may discuss the Adviser’s proxy votes with any person not employed by the Adviser or its client or in any way indicate how the Adviser will vote on any issue prior to the vote being cast, nor may any employee of the Adviser disclose how the Adviser has voted except in reports to the Board of Directors of the Adviser or its managed funds, as required by law or pursuant to an agreement with a proxy service provider. All information concerning the Adviser’s proxy voting record shall be disclosed and furnished to clients in the manner required to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.

10.

The Adviser shall comply in all respects and in a timely manner with Rule 206(4)-6 under the Investment Advisers Act of 1940, including the timely voting of proxies, the timely provision to clients of a description of the Adviser’s proxy voting policies and procedures, provision of a copy of such policies and procedures to clients upon request, disclosure to clients of how to obtain information on how their securities were voted and the implementation of record keeping procedures in full compliance with Rule 204-2, retaining in the manner chosen by the Adviser (which manner shall be as permitted by Rule 204-2) for the required time periods proxy voting policies and procedures, proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by the Adviser which were material in making a decision on how to vote or which memorialized basis for a decision for a vote.

11.	The Adviser adopts the following procedures to ensure compliance with the Proxy Voting Policy Statement and Procedures:

A.	The President or an Officer of the Adviser designated by the President will ensure that the Corporation is at all times in full and complete compliance with all applicable laws and regulations.

B.

The Proxy Voting Committee shall meet at least semiannually to review the overall proxy voting record of all proxies, the conformity of proxy voting actions with the requirements set forth herein, and to review the actions of any and all third party service providers. The Adviser will evaluate the proxy advisory firm to identify and evaluate the Adviser’s conflicts of interest, if any, that may arise. The Adviser will assess the proxy advisory firm’s capacity and competency to provide voting recommendations and its ability to execute votes in accordance with the Adviser’s voting instructions. The Adviser will require the proxy advisory firm to update the Adviser regarding any business changes. The Adviser will assess the firm’s updates to its methodologies, guidelines and voting recommendations on an ongoing basis. If the Adviser becomes aware of inaccuracies in the firm’s research or determinations, the Adviser will assess the extent to which potential errors, incompleteness, or methodological weakness in the firm’s analysis materially affected the firm’s research or recommendations that the Adviser utilized. In its periodic review of the proxy advisory firm, the Adviser shall consider the firm’s engagement with issuers and process to ensure it has complete and accurate information about the issuer and each matter, and its process to access issuer’s views about the firm’s voting recommendations in a timely and efficient manner; the firm’s effort to correct any identified material deficiencies in its analysis; the firm’s disclosure regarding sources of information and methodologies to formulate voting recommendations or execute voting instructions; and the firm’s consideration of factors unique to a specific issuer or proposal.

C.

The Proxy Voting Committee shall review and document, the adequacy of the within policy statement and procedures on an annual basis, and more frequently when warranted, to ensure they are reasonable and implemented effectively, and are reasonably designed to ensure that the Adviser casts votes on behalf of its clients in the best interest of such clients. As part of the annual review, the Committee will sample the proxy votes it casts on behalf of its clients to ensure compliance with these procedures. The Committee shall adopt written changes and amendments hereto as necessary.

D.

The Proxy Voting Committee shall review the Adviser’s compliance with the Rules promulgated by the S.E.C., including the semiannual reports on the availability of proxy voting records to its clients, and the disclosure of this document to clients.

E.

To the extent it is prudent and in compliance with Rule 206(4)-6 under the Investment Adviser’s Act of 1940, the Adviser may retain reputable and qualified third-party service providers to implement the foregoing policies and procedures. When retaining a third-party proxy advisory firm, the Adviser will consider whether the firm has the capacity and competency to adequately analyze the matters for which the Adviser is responsible for voting, including the quality of the firm’s staffing, personnel, and technology. The Adviser will consider whether the firm has an effective process for seeking timely input from issuers and clients with respect to proxy voting policies, methodologies and peer group constructions. The Adviser will consider how the firm accounts for unique characteristics regarding the issuer, such as the issuer’s size, its governance structure, its industry and unique practices, and its financial performance. The Adviser will consider the firm’s methodologies in formulating voting recommendations and any third-party information sources used by the firm.

F.	It is specifically understood that the Adviser’s clients may adopt the within Policy Statement and Procedures, as same may be amended or restated from time to time.

I hereby verify that the foregoing document has been duly adopted as the proxy voting policies and procedures of the Adviser, along with the attached Proxy Voting Standards, which replace all previously adopted statements and procedures regarding proxy voting and Voting Standards.

MUTUAL OF AMERICA

CAPITAL MANAGEMENT LLC

By:

/s/ Stephen Rich

Stephen Rich

President

Dated: November 6, 2019

Appendix A

To Mutual of America Capital Management LLC

Policy Statement and Procedures Regarding Proxy Voting

United States

Proxy Voting Guidelines

Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2019

Published December 18, 2018

U.S. Concise Proxy Voting Guidelines

The policies contained herein are a sampling only of selected key ISS U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:

https://www.issgovernance.com/policy-gateway/voting-policies/

BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

General Recommendation: Generally vote for director nominees, except under the following circumstances:

Independence

Vote against1 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

›	Independent directors comprise 50 percent or less of the board;

›	The non-independent director serves on the audit, compensation, or nominating committee;

›	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

›	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case2) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;

›	Family emergencies; and

›	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

›	Sit on more than five public company boards; or

›	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards[3].

Diversity: Highlight boards with no gender diversity. For 2019 meetings, no adverse vote recommendations will be made due to a lack of gender diversity.

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2020, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies when there are no women on the company’s board. Mitigating factors include:

›	A firm commitment, as stated in the proxy statement, to appoint at least one female to the board in the near term;

›	The presence of a female on the board at the preceding annual meeting; or

›	Other relevant factors as applicable.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

›

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

›	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

›	Rationale provided in the proxy statement for the level of implementation;

›	The subject matter of the proposal;

›	The level of support for and opposition to the resolution in past meetings;

›	Actions taken by the board in response to the majority vote and its engagement with shareholders;

›	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

›	Other factors as appropriate.

›	The board failed to act on takeover offers where the majority of shares are tendered;

›

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

[3]

Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

›	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

›	The company’s response, including:

›

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

›	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

›	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

›	Other recent compensation actions taken by the company;

›	Whether the issues raised are recurring or isolated;

›	The company’s ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

›	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Vote against or withhold from the entire board of directors (except new nominees4, who should be considered case-by-case) for the following:

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by-case) if:

›

The company has a poison pill that was not approved by shareholders[5]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

›	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

[4]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

[5]	Public shareholders only, approval prior to a company’s becoming public is insufficient.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

›	A classified board structure;

›	A supermajority vote requirement;

›	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;

›	The inability of shareholders to call special meetings;

›	The inability of shareholders to act by written consent;

›	A multi-class capital structure; and/or

›	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

›	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

›	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

›	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

›	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

›	The company’s ownership structure;

›	The company’s existing governance provisions;

›	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

›	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

›	Classified the board;

›	Adopted supermajority vote requirements to amend the bylaws or charter; or

›	Eliminated shareholders’ ability to amend bylaws.

Problematic Governance Structure — Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:

›	The level of impairment of shareholders’ rights;

›	The disclosed rationale;

›	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

›	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;

›	Any reasonable sunset provision; and

›	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

›	The presence of a shareholder proposal addressing the same issue on the same ballot;

›	The board’s rationale for seeking ratification;

›	Disclosure of actions to be taken by the board should the ratification proposal fail;

›	Disclosure of shareholder engagement regarding the board’s ratification request;

›	The level of impairment to shareholders’ rights caused by the existing provision;

›	The history of management and shareholder proposals on the provision at the company’s past meetings;

›	Whether the current provision was adopted in response to the shareholder proposal;

›	The company’s ownership structure; and

›	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

›

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

›	The non-audit fees paid to the auditor are excessive;

›	The company receives an adverse opinion on the company’s financial statements from its auditor; or

›

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

›

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

›	The company maintains significant problematic pay practices; or
›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

›	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
›	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

›	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

›	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

›	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

›	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

›	Any other relevant factors.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight[6], or fiduciary responsibilities at the company;

›	Failure to replace management as appropriate; or

›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

›	Long-term financial performance of the company relative to its industry;

›	Management’s track record;

›	Background to the contested election;

›	Nominee qualifications and any compensatory arrangements;

›	Strategic plan of dissident slate and quality of the critique against management;

›	Likelihood that the proposed goals and objectives can be achieved (both slates); and
›	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

›	The scope of the proposal;

›	The company’s current board leadership structure;

›	The company’s governance structure and practices;

›	Company performance; and

›	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

[6]

Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

Under the review of the company’s board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company’s governance structure will weigh in favor of support for the proposal.

The review of the company’s governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS’ performance assessment will generally consider one-, three-, and five-year TSR compared to the company’s peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

›	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

›	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

›	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

›	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

SHAREHOLDER RIGHTS & DEFENSES

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

›	The presence of a shareholder proposal addressing the same issue on the same ballot;

›	The board’s rationale for seeking ratification;

›	Disclosure of actions to be taken by the board should the ratification proposal fail;

›	Disclosure of shareholder engagement regarding the board’s ratification request;

›	The level of impairment to shareholders’ rights caused by the existing provision;

›	The history of management and shareholder proposals on the provision at the company’s past meetings;

›	Whether the current provision was adopted in response to the shareholder proposal;

›	The company’s ownership structure; and

›	Previous use of ratification proposals to exclude shareholder proposals.

CAPITAL/RESTRUCTURING

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:

›	The company’s use of authorized shares during the last three years;

›	The Current Request:

›	Disclosure in the proxy statement of the specific purposes of the proposed increase;

›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

›

The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.

›	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

›

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

›

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

›

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation — Management Proposals (Management Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

›	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

›	The company maintains significant problematic pay practices;

›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›

There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

›	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

›	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

›	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices7, this analysis considers the following:

1.	Peer Group[8] Alignment:

›	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

›	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

›	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[9] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

›	The ratio of performance- to time-based incentive awards;

›	The overall ratio of performance-based compensation;

›	The completeness of disclosure and rigor of performance goals;

›	The company’s peer group benchmarking practices;

›	Actual results of financial/operational metrics, both absolute and relative to peers;

›	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

›	Realizable pay[10] compared to grant pay; and

›	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

›	Problematic practices related to non-performance-based compensation elements;

[7]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[8]

The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

[9]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[10]	ISS research reports include realizable pay for S&P1500 companies.

›	Incentives that may motivate excessive risk-taking or present a windfall risk; and

›	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

›	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

›	Extraordinary perquisites or tax gross-ups;

›	New or materially amended agreements that provide for:

›	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

›	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

›	CIC excise tax gross-up entitlements (including “modified” gross-ups);

›	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

›	Liberal CIC definition combined with any single-trigger CIC benefits;

›	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

›	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

›	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

›	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

›	The company’s response, including:

›

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

›	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

›	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

›	Other recent compensation actions taken by the company;

›	Whether the issues raised are recurring or isolated;

›	The company’s ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans[11] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

›

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

›	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

›	SVT based only on new shares requested plus shares remaining for future grants.

›	Plan Features:

›	Quality of disclosure around vesting upon a change in control (CIC);

›	Discretionary vesting authority;

›	Liberal share recycling on various award types;

›	Lack of minimum vesting period for grants made under the plan;

›	Dividends payable prior to award vesting.

›	Grant Practices:

›	The company’s three-year burn rate relative to its industry/market cap peers;

›	Vesting requirements in CEO’s recent equity grants (3-year look-back);

›	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

›	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

›	Whether the company maintains a sufficient claw-back policy;

›	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

›	Awards may vest in connection with a liberal change-of-control definition;

›

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

›	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

›	The plan is excessively dilutive to shareholders’ holdings; or

›	Any other plan features are determined to have a significant negative impact on shareholder interests.

[11]

Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

SOCIAL AND ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

›	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

›	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

›

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

›

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company’s level of disclosure compared to industry peers; and

›	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

›

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company’s level of disclosure is comparable to that of industry peers; and

›	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

›	Whether the company provides disclosure of year-over-year GHG emissions performance data;

›	Whether company disclosure lags behind industry peers;

›	The company’s actual GHG emissions performance;

›	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

›	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

›	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

›	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

›	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

›	The level of gender and racial minority representation that exists at the company’s industry peers;

›	The company’s established process for addressing gender and racial minority board representation;

›	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

›	The independence of the company’s nominating committee;

›	Whether the company uses an outside search firm to identify potential director nominees; and

›	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Gender Pay Gap

General Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

›	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

›	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and

›	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

›	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

›

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

›	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

›	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

›	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

›	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

›	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

›	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

›	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

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The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

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PART C

OTHER INFORMATION

Item 28.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”) (1)

1(b)	Articles of Amendment, dated September 22, 1986 (4)

1(c)	Articles Supplementary, dated July 25, 1988 (4)

1(d)	Articles Supplementary, dated February 16, 1993 (4)

1(e)	Articles Supplementary, dated October 4, 1993 (4)

1(f)	Articles Supplementary, dated April 5, 1994 (4)

1(g)	Articles Supplementary, dated April 13, 1995 (4)

1(h)	Articles Supplementary, dated September 16, 1997 (4)

1(i)	Articles Supplementary, dated April 6, 1999 (3)

1(j)	Articles Supplementary, dated February 11, 2003 (8)

1(k)	Articles Supplementary, dated April 17, 2003 (9)

1(l)	Articles Supplementary, dated February 24, 2004 (11)

1(m)	Articles Supplementary, dated March 25, 2005 (12)

1(n)	Articles Supplementary, dated December 13, 2005 (13)

1(o)	Articles Supplementary, dated April 12, 2006 (13)

1(p)	Articles Supplementary, dated August 28, 2006 (14)

1(q)	Articles Supplementary, dated September 1, 2006 (14)

1(r)	Articles Supplementary, dated September 10, 2007 (16)

1(s)	Articles Supplementary, dated June 3, 2008 (17)

1(t)	Articles Supplementary, dated September 12, 2008 (17)

1(u)	Articles Supplementary, dated January 12, 2009 (17)

1(v)	Certificate of Correction, dated January 20, 2009 (17)

1(w)	Articles Supplementary, dated May 13, 2009 (18)

1(x)	Articles Supplementary, dated July 28, 2009 (18)

1(y)	Articles Supplementary, dated November 19, 2009 (18)

1(z)	Articles Supplementary, dated January 13, 2009 (18)

1(aa)	Articles Supplementary, dated January 12, 2011 (19)

1(bb)	Articles Supplementary, dated November 4, 2011 (20)

1(cc)	Articles Supplementary, dated March 7, 2012 (20)

1(dd)	Articles Supplementary, dated November 28, 2012 (21)

1(ee)	Articles Supplementary, dated March 4, 2013 (21)

1(ff)	Articles Supplementary, dated April 23, 2013 (21)

1(gg)	Articles Supplementary, dated February 25, 2014 (22)

1(hh)	Articles Supplementary, dated September 18, 2014 (23)

1(ii)	Articles Supplementary, dated December 2, 2014 (23)

1(jj)	Articles Supplementary, dated March 10, 2015 (23)

1(kk)	Articles Supplementary, dated February 25, 2016 (24)

1(ll)	Articles Supplementary, dated November 14, 2016 (24)

1(mm)	Articles Supplementary, dated January 19, 2018 (25)

1(nn)	Articles Supplementary, dated February 22, 2018 (25)

1(oo)	Articles Supplementary, dated November 12, 2018 (28)

1(pp)	Articles Supplementary, dated March 2, 2020 (29)

2(a)	By-Laws of the Investment Company (4)

2(b)	Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws (4)

2(c)	Revision to Article III, Section 3.8 of the By-Laws (4)

2(d)	Amendment to By-Laws (15)

2(e)	Amendment to By-Laws (16)

2(f)	Amendment to By-Laws (18)

4(a)	Investment Advisory Agreement, between the Investment Company and Mutual of America Life Insurance Company (“Mutual of America”), as investment adviser (4)

4(b)	Assumption Agreement, between Mutual of America and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser (4)

4(c)	Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser (4)

4(d)	Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser (4)

4(e)	Supplement, dated May 1, 1999, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Mid-Cap Equity Index Fund (2)

4(f)	Supplement, dated May 1, 2003, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Allocation Funds (9)

4(g)	Subadvisory Agreement, between the Adviser and Oak Associates (4)

4(h)	Letter to Oak Associates dated June 22, 2005 (termination notice) (13)

4(i)	Letter Agreement signed by the Adviser and Oak Associates dated July 28, 2005 (setting date of termination) (13)

4(j)	Supplement dated as of May 1, 2006 to Investment Advisory Agreement (13)

4(k)	Supplement dated as of October 1, 2012 to Investment Advisory Agreement (21)

4(l)	Supplement dated as of March 22, 2013 to Investment Advisory Agreement (21)

4(m)	Supplement dated as of November 12, 2015 to Investment Advisory Agreement (24)

4(n)	Supplement dated as of November 8, 2017 to Investment Advisory Agreement (26)

4(o)	Supplement dated as of November 7, 2019 to Investment Advisory Agreement (29)

5	Distribution Agreement, between the Investment Company and Mutual of America, as Distributor (8)

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co. (27)

8(a)	Agreement to Limit Operating Expenses between the Investment Company and the Adviser (9)

8(b)	Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser (13)

8(c)	License Agreement by and between Standard &Poor’s and Mutual of America Investment Corporation (29)

9(a)	Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated (4)

9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares (3)

9(c)	Consent and Opinion of General Counsel for shares of Allocation Funds (9)

9(d)	Consent and Opinion of General Counsel for shares of Small Cap Value, Small Cap Growth and Mid Cap Value Funds (15)

9(e)	Consent and Opinion of General Counsel for shares of Retirement Funds and International Fund (15)

9(f)	Consent and Opinion of General Counsel for shares of 2050 Retirement Fund (20)

9(g)	Consent and Opinion of Counsel for shares of 2055 Retirement Fund (24)

9(h)	Consent and Opinion of Counsel for shares of Small Cap Equity Index Fund and 2060 Retirement Fund (26)

9(i)	Consent and Opinion of Counsel for shares of Catholic Values Index Fund and 2065 Retirement Fund (29)

10(a)	Independent Registered Public Accounting Firm’s Consent (29)

10(d)(ii)	Power of Attorney of Carolyn N. Dolan (24)

10(d)(iv)	Power of Attorney of LaSalle D. Leffall, III (24)

10(d)(v)	Power of Attorney of John W. Sibal (24)

10(d)(vi)	Power of Attorney of Margaret M. Smyth (24)

10(d)(vii)	Power of Attorney of Patrick J. Waide, Jr. (24)

10(d)(viii)	Power of Attorney of William E. Whiston (24)

10(d)(ix)	Power of Attorney of Stanley E. Grayson (26)

16(a)	Code of Ethics of Mutual of America Investment Corporation (26)

16(b)	Code of Ethics of Mutual of America Capital Management LLC (26)

16(c)	Code of Ethics of Mutual of America Life Insurance Company (26)

(1)	Included in Post-Effective Amendment No. 11 filed with the Commission on April 28, 1995
(2)	Included in Post-Effective Amendment No. 15 filed with the Commission on February 12, 1999
(3)	Included in Post-Effective Amendment No. 16 filed with the Commission on April 15, 1999
(4)	Included in Post-Effective Amendment No. 17 filed with the Commission on June 4, 1999
(5)	Included in Post-Effective Amendment No. 18 filed with the Commission on March 2, 2000
(6)	Included in Post-Effective Amendment No. 20 filed with the Commission on April 19, 2001
(7)	Included in Post-Effective Amendment No. 21 filed with the Commission on April 22, 2002
(8)	Included in Post-Effective Amendment No. 22 filed with the Commission on February 14, 2003
(9)	Included in Post-Effective Amendment No. 23 filed with the Commission on April 25, 2003.
(10)	Included in Post-Effective Amendment No. 24 filed with the Commission on April 30, 2004
(11)	Included in Post-Effective Amendment No. 25 filed with the Commission on February 15, 2005.
(12)	Included in Post-Effective Amendment No. 26 filed with the Commission on April 29, 2005.
(13)	Included in Post-Effective Amendment No. 27 filed with the Commission on April 28, 2006.
(14)	Included in Post-Effective Amendment No. 29 filed with the Commission on February 12, 2007.
(15)	Included in Post-Effective Amendment No. 30 filed with the Commission on April 27, 2007.
(16)	Included in Post-Effective Amendment No. 31 filed with the Commission on April 30, 2008.
(17)	Included in Post-Effective Amendment No. 32 filed with the Commission on April 30, 2009.
(18)	Included in Post-Effective Amendment No. 34 filed with the Commission on May 1, 2010.
(19)	Included in Post-Effective Amendment No. 35 filed with the Commission on May 1, 2011.
(20)	Included in Post-Effective Amendment No. 38 filed with the Commission on May 1, 2012.
(21)	Included in Post-Effective Amendment No. 40 filed with the Commission on April 29, 2013.
(22)	Included in Post-Effective Amendment No. 43 filed with the Commission on April 28, 2014.
(23)	Included in Post-Effective Amendment No. 45 filed with the Commission on April 29, 2015.
(24)	Included in Post-Effective Amendment No. 48 filed with the Commission on April 28, 2016.
(25)	Included in Post-Effective Amendment No. 50 filed with the Commission on April 28, 2017.
(26)	Included in Post-Effective Amendment No. 53 filed with the Commission on April 27, 2018.
(27)	Included in Post-Effective Amendment No. 55 filed with the Commission on September 14, 2018.
(28)	Included in Post-Effective Amendment No. 56 filed with the Commission on April 29, 2019.
(29)	Filed Herewith.

All exhibits are filed under File No. 033-06486.

Item 29.	Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (“Mutual of America”). Mutual of America is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America’s ownership of its subsidiaries is as follows:

Mutual of America, a New York mutual insurance company, wholly owns

•	Mutual of America Holding Company LLC, a Delaware limited liability company, and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America, through its separate accounts, owns substantially all of the shares of Mutual of America Variable Insurance Portfolio, a Maryland corporation registered under the 1940 Act as a management investment company whose shares are offered only to those separate accounts for funding variable life insurance and variable annuity products.

Mutual of America currently owns a significant portion, but less than 50%, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Mutual of America currently owns a significant amount of the Registrant’s outstanding shares.

Item 30.	Indemnification

Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Investment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Investment Company. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. Coverage for officers, directors and managers of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Investment Company’s Adviser, provides for the indemnification by the Adviser of present and former directors and officers of the Adviser and of any organization for which service is rendered at the request of the Adviser and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Adviser and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Adviser, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the Operating Agreement.

By-Laws of the Principal Underwriter. The By-Laws of Mutual of America Life Insurance Company, the principal underwriter for the Investment Company, provide for the indemnification by Mutual of America of present and former directors and officers of Mutual of America and of any organization for which service is rendered at the request of Mutual of America and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of Mutual of America and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. Thus, the officers and directors of Mutual of America are indemnified by Mutual of America for their services in connection with the Investment Company to the extent set forth in the By-Laws.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Manager and Officer of the Adviser is set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York

Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE

Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Chairman of the Board and Chief Executive Officer, K12 Inc.; formerly Managing Director, Rannd Advisers

Robert C. Golden c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President of Corporate Operations, Prudential Financial, Newark, N.J.

John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; formerly CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group

Name	Positions With Adviser	Principal Occupation During Past Two Years
Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist

James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.

John J. Stack c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Amir Lear 320 Park Avenue NY, NY 10022	Manager, Chairman of the Board	Vice Chairman of Mutual of America Life Insurance Company as of March 2020, and Chairman, Mutual of America Capital Management LLC; formerly Chairman and CEO, Mutual of America Capital Management LLC

Chris W. Festog 320 Park Avenue NY, NY 10022	Senior Executive Vice President, Chief Financial Officer and Treasurer	Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company as of March 2017; formerly, Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Operating Officer and Head of Investment Strategy	Executive Vice President and Chief Operating Officer and Head of Investment Strategy as of March 2020; formerly Executive Vice President and Chief Operating Officer

Andrew L. Heiskell 320 Park Avenue NY, NY 10022	Executive Vice President and Director of Fixed Income	Executive Vice President of the Adviser

Kathryn A. Lu 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company

Stephen J. Rich 320 Park Avenue NY, NY 10022	President and Chief Executive Officer	President and Chief Executive Officer as of March 2020; formerly President, Chief Equity Strategist

James J. Roth 320 Park Avenue NY, NY 10022	Senior Executive Vice President and General Counsel	Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company

Scott H. Rothstein 320 Park Avenue NY, NY 10022	Executive Vice President, Deputy General Counsel and Corporate Secretary	Executive Vice President and Deputy General Counsel of Mutual of America Life Insurance Company

Marguerite H. Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President, Equities Portfolio Manager of the Adviser

James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Brittain Ezzes 320 Park Avenue NY, NY 10022	Senior Vice President, Equities Portfolio Manager	Senior Vice President, Equities Portfolio Manager of the Adviser since May 2020; prior thereto Portfolio Manager at Cramer Rosenthal McGlynn LLC

Dianna H. Glynn 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor of Mutual of America Life Insurance Company

David W. Johnson 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income Research	Senior Vice President of the Adviser

Thomas P. Kelly 320 Park Avenue NY, NY 10022	Senior Vice President, Administration	Senior Vice President of the Adviser

Michelle A. Rozich 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor

Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Senior Vice President and Head of Quantitative Research	Senior Vice President and Head of Quantitative Research as of March 2020; Formerly Vice President of the Adviser

Duygu Akyatan 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Evan B. Carpenter 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President of the Adviser

John Korbis 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Robert J. Lewis III 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Michael Mastrogiannis 320 Park Avenue NY, NY 10022	Second Vice President, Equities	Second Vice President of the Adviser

Paul Welsh 320 Park Avenue NY, NY 10022	Second Vice President, Administration	Second Vice President of the Adviser as of March 2019; formerly Manager, Financial Reporting

Scott Wennerstrum 320 Park Avenue NY, NY 10022	Second Vice President, Quantitative Research	Second Vice President of the Adviser as of July 2019; prior thereto, Market Advisory/Investment Advisor, PNC Bank

Item 32.	Principal Underwriters

(a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York, now known as Wilton Re.

(b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Directors

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Amir Lear	Vice Chairman of the Board
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Rosemary T. Berkery	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Frances R. Hesselbein	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman, President and Chief Executive Officer
Amir Lear	Vice Chairman
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Senior Vice President and Chief Actuary
Nicholas A. Branchina	Senior Vice President, Corporate Financial Services
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Real Estate and Payroll
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Data Communications, Network and Technical Services
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Jeffrey W. Donaldson	Executive Vice President, Head of Technology and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Facilities Management,
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Business Relationship Management and Analysis
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Diana H. Glynn	Senior Vice President and Internal Auditor
Neal S. Goldstein	Chief Technology Officer
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Joseph Hummel	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Application Services
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Nicole Lanni	Senior Vice President, Technical Services
Lisa M. Loughry	Senior Vice President, National Accounts
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Sean A. Mannion	Senior Vice President, Training & Marketing Administration
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Thomasin R. Mullen	Senior Vice President, Corporate Communications
Peter Nicklin	Senior Vice President, Technology and Digital Services
Paul O’Hara	Senior Vice President, Research and Competition
Cynthia G. Pierce	Senior Vice President, National Accounts
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Michelle A. Rozich	Senior Vice President and Internal Auditor
Howard J. Rubin	Senior Vice President, Application Services
Sonia Samuels	Executive Vice President and Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Deputy Chief Marketing Officer
Subhang Shah	Senior Vice President, Digital Product Management
William G. Shannon	Senior Vice President, Financial Consulting Services
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Susan Watson	Senior Vice President, Office of Technology
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 33.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-3 promulgated thereunder, will be maintained by the Adviser at its offices at 320 Park Avenue, New York, New York 10022 or with its custodian.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 28th day of April, 2020.

MUTUAL OF AMERICA INVESTMENT CORPORATION

By:	/s/ James J. Roth
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2020.

Signatures	Title

/s/ James J. Roth	Director; Chairman, President and Chief Executive Officer
James J. Roth	(Principal Executive Officer)

/s/ Chris W. Festog Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer (Principal Executive Officer)

*	Director
Carolyn N. Dolan

*	Director
Stanley E. Grayson

*	Director
LaSalle D. Leffall, III

*	Director
John W. Sibal

*	Director
Margaret M. Smyth

*	Director
William E. Whiston

* By: /s/ Scott H. Rothstein
Scott H. Rothstein
Attorney-in-Fact

Exhibit Number

4(o)	Supplement dated as of November 7, 2019 to Investment Advisory Agreement